UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 to June 30, 2026

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Intermediate Bond Portfolio Class ADV - IIBPX

Voya Intermediate Bond Portfolio Class I - IPIIX

Voya Intermediate Bond Portfolio Class S - IPISX

Voya Intermediate Bond Portfolio Class S2 - IIBTX

Class ADV: IIBPX

Voya Intermediate Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$51	1.03%

Fund Statistics

  Total Net Assets$891,168,946
  # of Portfolio Holdings2,034
  Portfolio Turnover Rate64%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Series EMHCD Fund	6.6%
Uniform Mortgage-Backed Securities, 2.000%, 07/01/56	2.9%
Voya VACS Series SC Fund	1.8%
United States Treasury Notes, 4.125%, 06/30/31	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 07/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Freddie Mac REMIC Trust - Class ZQ, 5.500%, 03/25/54	0.8%
Dryden 104 CLO Ltd. - Class A1R, 4.932%, 08/20/34	0.8%

Investment Type Allocation

Corporate Bonds/Notes
25.4%
U.S. Government Agency Obligations
18.9%
Collateralized Mortgage Obligations
17.0%
Asset-Backed Securities
11.5%
Mutual Funds
8.4%
Commercial Mortgage-Backed Securities
5.3%
U.S. Treasury Obligations
3.4%
Bank Loans
2.0%
Exchange-Traded Funds
1.0%
Municipal Bonds
0.2%
Assets in Excess of Other Liabilities
6.9%
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	6.9%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Bank Loans	2.0%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.3%
Mutual Funds	8.4%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	17.0%
U.S. Government Agency Obligations	18.9%
Corporate Bonds/Notes	25.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIBPX

Voya Intermediate Bond Portfolio

92914P304-SAR

Class I: IPIIX

Voya Intermediate Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$26	0.53%

Fund Statistics

  Total Net Assets$891,168,946
  # of Portfolio Holdings2,034
  Portfolio Turnover Rate64%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Series EMHCD Fund	6.6%
Uniform Mortgage-Backed Securities, 2.000%, 07/01/56	2.9%
Voya VACS Series SC Fund	1.8%
United States Treasury Notes, 4.125%, 06/30/31	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 07/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Freddie Mac REMIC Trust - Class ZQ, 5.500%, 03/25/54	0.8%
Dryden 104 CLO Ltd. - Class A1R, 4.932%, 08/20/34	0.8%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	6.9%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Bank Loans	2.0%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.3%
Mutual Funds	8.4%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	17.0%
U.S. Government Agency Obligations	18.9%
Corporate Bonds/Notes	25.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIIX

Voya Intermediate Bond Portfolio

92914P106-SAR

Class S: IPISX

Voya Intermediate Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$39	0.78%

Fund Statistics

  Total Net Assets$891,168,946
  # of Portfolio Holdings2,034
  Portfolio Turnover Rate64%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Series EMHCD Fund	6.6%
Uniform Mortgage-Backed Securities, 2.000%, 07/01/56	2.9%
Voya VACS Series SC Fund	1.8%
United States Treasury Notes, 4.125%, 06/30/31	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 07/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Freddie Mac REMIC Trust - Class ZQ, 5.500%, 03/25/54	0.8%
Dryden 104 CLO Ltd. - Class A1R, 4.932%, 08/20/34	0.8%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	6.9%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Bank Loans	2.0%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.3%
Mutual Funds	8.4%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	17.0%
U.S. Government Agency Obligations	18.9%
Corporate Bonds/Notes	25.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPISX

Voya Intermediate Bond Portfolio

92914P205-SAR

Class S2: IIBTX

Voya Intermediate Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$46	0.93%

Fund Statistics

  Total Net Assets$891,168,946
  # of Portfolio Holdings2,034
  Portfolio Turnover Rate64%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Series EMHCD Fund	6.6%
Uniform Mortgage-Backed Securities, 2.000%, 07/01/56	2.9%
Voya VACS Series SC Fund	1.8%
United States Treasury Notes, 4.125%, 06/30/31	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 07/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Freddie Mac REMIC Trust - Class ZQ, 5.500%, 03/25/54	0.8%
Dryden 104 CLO Ltd. - Class A1R, 4.932%, 08/20/34	0.8%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	6.9%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Bank Loans	2.0%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.3%
Mutual Funds	8.4%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	17.0%
U.S. Government Agency Obligations	18.9%
Corporate Bonds/Notes	25.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIBTX

Voya Intermediate Bond Portfolio

92914P403-SAR

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2026

Classes ADV, I, R6, S, and S2

Voya Variable Product Funds

■	Voya Global High Dividend Low Volatility Portfolio

■	Voya Government Money Market Portfolio

■	Voya Growth and Income Portfolio

■	Voya Intermediate Bond Portfolio

■	Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY/MONTHLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.

The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$344,910,503	$–	$2,749,297,913
Short-term investments at fair value†	3,822,874	–	27,298,277
Short-term investments at amortized cost	–	597,950,316	–
Repurchase agreements	–	137,948,000	–
Cash	135,630	17,559	8,177,676
Foreign currencies at value‡	40,646	–	–
Receivables:
Investment securities sold	–	–	67,709,181
Fund shares sold	650,292	1,517,222	8,716,375
Dividends	449,843	–	1,249,593
Interest	530	2,296,747	890
Foreign tax reclaims	682,141	–	–
Prepaid expenses	1,857	6,679	21,539
Reimbursement due from Investment Adviser	47,649	105,666	365,275
Other assets	51,007	154,192	293,300
Total assets	350,792,972	739,996,381	2,863,130,019
LIABILITIES:
Payable for investment securities purchased	–	–	76,615,325
Payable for fund shares redeemed	255,752	185	1,457,123
Payable upon receipt of securities loaned	2,999,874	–	12,444,277
Payable for investment management fees	159,309	210,849	1,360,055
Payable for distribution and shareholder service fees	13,526	–	43,817
Payable to directors/ trustees under the deferred compensation plan (Note 6)	51,007	154,192	293,300
Payable for directors/ trustees fees	683	1,916	6,577
Other accrued expenses and liabilities	140,181	179,948	529,575
Total liabilities	3,620,332	547,090	92,750,049
NET ASSETS	$347,172,640	$739,449,291	$2,770,379,970
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$304,415,939	$739,510,415	$1,826,553,521
Total distributable earnings (loss)	42,756,701	(61,124)	943,826,449
NET ASSETS	$347,172,640	$739,449,291	$2,770,379,970
+ Including securities loaned at value	$2,849,090	$—	$12,195,715
* Cost of investments in securities	$319,502,580	$—	$2,088,783,513
† Cost of short-term investments	$3,822,874	$—	$27,298,277
‡ Cost of foreign currencies	$41,682	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$14,768,254	n/a	$91,945,552
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	1,188,541	n/a	4,030,435
Net asset value and redemption price per share	$12.43	n/a	$22.81
Class I
Net assets	$296,000,312	$739,449,291	$2,631,188,896
Shares authorized	100,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	23,867,502	739,410,371	108,483,379
Net asset value and redemption price per share	$12.40	$1.00	$24.25
Class S
Net assets	$36,243,420	n/a	$46,266,831
Shares authorized	300,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	2,901,752	n/a	2,018,797
Net asset value and redemption price per share	$12.49	n/a	$22.92
Class S2
Net assets	$160,654	n/a	$978,691
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	13,108	n/a	44,825
Net asset value and redemption price per share	$12.26	n/a	$21.83

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$745,684,895	$218,042,698
Investments in affiliated underlying funds at fair value**	83,752,095	–
Short-term investments at fair value†	97,757,521	7,904,499
Cash	983,337	62,580
Cash collateral for futures contracts	4,132,145	–
Cash pledged for centrally cleared swaps (Note 2)	8,664,200	–
Cash pledged as collateral for OTC derivatives (Note 2)	2,070,000	–
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	339,000	–
Foreign currencies at value‡	27	–
Receivables:
Investment securities sold	6,848,874	–
Fund shares sold	7,495,943	1,406
Dividends	393,152	200,762
Interest	5,803,733	–
Foreign tax reclaims	–	11,299
Variation margin on centrally cleared swaps	324,427	–
Unrealized appreciation on forward foreign currency contracts	645	–
Unrealized appreciation on forward premium swaptions	1,167,424	–
Prepaid expenses	8,053	1,584
Reimbursement due from Investment Adviser	120,102	36,911
Other assets	389,402	51,690
Total assets	965,934,975	226,313,429
LIABILITIES:
Income distribution payable	3,355,014	–
Payable for investment securities purchased	14,737,400	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	39,133,580	–
Payable for fund shares redeemed	476,437	90,626
Payable upon receipt of securities loaned	11,480,135	7,362,499
Unrealized depreciation on forward premium swaptions	1,437,723	–
Unrealized depreciation on OTC swap agreements	1,926,604	–
Variation margin payable on futures contracts	557,770	–
Cash received as collateral for OTC derivatives (Note 2)	420,000	–
Payable for investment management fees	362,133	129,865
Payable for distribution and shareholder service fees	84,281	4,095
Payable to directors/ trustees under the deferred compensation plan (Note 6)	389,402	51,690
Payable for directors/ trustees fees	2,272	496
Other accrued expenses and liabilities	322,121	111,179
Unfunded loan commitments (Note 10)	54,832	–
Written options, at fair value^	26,325	–
Total liabilities	74,766,029	7,750,450
NET ASSETS	$891,168,946	$218,562,979

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

		Voya	Voya
		Intermediate	Small
		Bond	Company
		Portfolio	Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$1,303,246,915	$184,469,477
Total distributable earnings (loss)		(412,077,969)	34,093,502
NET ASSETS		$891,168,946	$218,562,979
+	Including securities loaned at value	$11,190,201	$7,158,717
*	Cost of investments in securities	$778,761,787	$179,879,373
**	Cost of investments in affiliated underlying funds	$79,843,670	$—
†	Cost of short-term investments	$97,769,892	$7,904,499
‡	Cost of foreign currencies	$27	$—
^	Premiums received on written options	$100,550	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
Class ADV
Net assets	$172,616,127	$9,792,663
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	15,974,003	691,100
Net asset value and redemption price per share	$10.81	$14.17
Class I
Net assets	$655,350,170	$206,335,177
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	59,989,083	12,642,922
Net asset value and redemption price per share	$10.92	$16.32
Class R6
Net assets	n/a	$1,421,699
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	86,958
Net asset value and redemption price per share	n/a	$16.35
Class S
Net assets	$55,783,864	$1,013,440
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	5,138,272	64,532
Net asset value and redemption price per share	$10.86	$15.70
Class S2
Net assets	$7,418,785	n/a
Shares authorized	unlimited	n/a
Par value	$1.000	n/a
Shares outstanding	686,513	n/a
Net asset value and redemption price per share	$10.81	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,360,911	$102,863	$16,509,828
Interest	604	13,911,978	4,380
Securities lending income, net	19,060	—	433
Other	737	2,375	8,012
Total investment income	4,381,312	14,017,216	16,522,653
EXPENSES:
Investment management fees	758,927	1,329,899	7,832,067
Distribution and shareholder service fees:
Class ADV	34,963	—	228,912
Class S	42,492	—	51,114
Class S2	314	—	1,794
Transfer agent fees:
Class ADV	12,441	—	59,749
Class I	201,129	522,095	1,644,417
Class S	30,255	—	27,811
Class S2	139	—	601
Shareholder reporting expense	10,437	10,872	30,057
Professional fees	15,893	37,435	105,271
Custody and accounting expense	19,144	27,288	75,061
Director/ Trustee fees and expenses	3,415	9,578	32,887
Miscellaneous expense	11,599	31,034	89,900
Interest expense	473	—	—
Total expenses	1,141,621	1,968,201	10,179,641
Waived and reimbursed fees	(246,199)	(422,315)	(1,104,910)
Net expenses	895,422	1,545,886	9,074,731
Net investment income	3,485,890	12,471,330	7,447,922
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,603,051	(85,425)	283,564,815
Foreign currency related transactions	250	—	—
Net realized gain (loss)	15,603,301	(85,425)	283,564,815
Net change in unrealized appreciation (depreciation) on:
Investments	1,649,473	—	(62,125,328)
Foreign currency related transactions	(24,042)	—	—
Net change in unrealized appreciation (depreciation)	1,625,431	—	(62,125,328)
Net realized and unrealized gain (loss)	17,228,732	(85,425)	221,439,487
Increase in net assets resulting from operations	$20,714,622	$12,385,905	$228,887,409
* Foreign taxes withheld	$309,257	$—	$51,982

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$30,403	$1,421,617
Dividends from affiliated underlying funds	4,501,648	—
Interest	18,133,729	—
Securities lending income, net	20,812	30,354
Other	2,759	602
Total investment income	22,689,351	1,452,573
EXPENSES:
Investment management fees	2,253,536	738,946
Distribution and shareholder service fees:
Class ADV	434,788	22,285
Class S	71,147	1,085
Class S2	14,813	—
Transfer agent fees:
Class ADV	114,296	10,462
Class I	435,935	217,860
Class R6	—	39
Class S	37,412	1,030
Class S2	4,868	—
Shareholder reporting expense	30,064	7,134
Professional fees	40,534	10,754
Custody and accounting expense	127,815	15,758
Director/ Trustee fees and expenses	11,361	2,481
Miscellaneous expense	29,934	8,789
Interest expense	—	127
Total expenses	3,606,503	1,036,750
Waived and reimbursed fees	(682,691)	(160,454)
Net expenses	2,923,812	876,296
Net investment income	19,765,539	576,277
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,416,377	5,801,169
Sale of affiliated underlying funds	4,456,388	—
Forward foreign currency contracts	(2,379,537)	—
Foreign currency related transactions	621,395	—
Futures	(6,601,302)	—
Swaps	286,632	—
Written options	549,511	—
Net realized gain (loss)	(650,536)	5,801,169
Net change in unrealized appreciation (depreciation) on:
Investments	(10,268,450)	28,523,003
Affiliated underlying funds	(4,825,697)	—
Forward foreign currency contracts	1,480,149	—
Foreign currency related transactions	(30,786)	(159)
Futures	2,801,085	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited) (continued)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
Swaps	3,276,694	—
Written options	(712,657)	—
Net change in unrealized appreciation (depreciation)	(8,279,662)	28,522,844
Net realized and unrealized gain (loss)	(8,930,198)	34,324,013
Increase in net assets resulting from operations	$10,835,341	$34,900,290
* Foreign taxes withheld	$—	$5,468

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		Voya
	Global High Dividend		Government Money
	Low Volatility Portfolio		Market Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$3,485,890	$9,292,707	$12,471,330	$34,123,468
Net realized gain (loss)	15,603,301	90,477,916	(85,425)	677,838
Net change in unrealized appreciation (depreciation)	1,625,431	(22,190,023)	—	—
Increase in net assets resulting from operations	20,714,622	77,580,600	12,385,905	34,801,306
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(382,842)	(1,848,721)	—	—
Class I	(7,945,092)	(19,359,729)	(12,482,119)	(34,774,048)
Class S	(950,207)	(45,712,769)	—	—
Class S2	(4,178)	(21,375)	—	—
Total distributions	(9,282,319)	(66,942,594)	(12,482,119)	(34,774,048)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	160,908,455	11,023,714	49,751,480	198,417,386
Reinvestment of distributions	9,282,319	66,942,594	12,441,688	34,774,048
	170,190,774	77,966,308	62,193,168	233,191,434
Cost of shares redeemed	(14,749,971)	(374,093,769)	(170,222,121)	(210,274,870)
Net increase (decrease) in net assets resulting from capital share transactions	155,440,803	(296,127,461)	(108,028,953)	22,916,564
Net increase (decrease) in net assets	166,873,106	(285,489,455)	(108,125,167)	22,943,822
NET ASSETS:
Beginning of year or period	180,299,534	465,788,989	847,574,458	824,630,636
End of year or period	$347,172,640	$180,299,534	$739,449,291	$847,574,458

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Growth and		Voya Intermediate
	Income Portfolio		Bond Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$7,447,922	$16,930,042	$19,765,539	$42,700,810
Net realized gain (loss)	283,564,815	220,756,971	(650,536)	(1,910,729)
Net change in unrealized appreciation (depreciation)	(62,125,328)	185,644,441	(8,279,662)	26,275,682
Increase in net assets resulting from operations	228,887,409	423,331,454	10,835,341	67,065,763
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(2,754,771)	(7,030,401)	(3,671,663)	(7,531,079)
Class I	(74,161,678)	(182,124,273)	(15,659,365)	(31,285,914)
Class S	(1,359,264)	(2,796,219)	(1,272,651)	(2,633,659)
Class S2	(30,000)	(66,055)	(160,040)	(339,733)
Total distributions	(78,305,713)	(192,016,948)	(20,763,719)	(41,790,385)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,103,127	149,316,277	30,001,144	65,635,819
Reinvestment of distributions	78,263,463	191,912,789	20,762,369	41,788,118
	128,366,590	341,229,066	50,763,513	107,423,937
Cost of shares redeemed	(172,932,916)	(326,287,168)	(72,339,958)	(118,282,096)
Net increase (decrease) in net assets resulting from capital share transactions	(44,566,326)	14,941,898	(21,576,445)	(10,858,159)
Net increase (decrease) in net assets	106,015,370	246,256,404	(31,504,823)	14,417,219
NET ASSETS:
Beginning of year or period	2,664,364,600	2,418,108,196	922,673,769	908,256,550
End of year or period	$2,770,379,970	$2,664,364,600	$891,168,946	$922,673,769

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small
	Company Portfolio
	Six Months Ended	Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$576,277	$1,133,499
Net realized gain	5,801,169	16,894,449
Net change in unrealized appreciation (depreciation)	28,522,844	1,866,532
Increase in net assets resulting from operations	34,900,290	19,894,480
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(629,965)	(1,396,502)
Class I	(12,209,863)	(26,769,416)
Class R6	(140,832)	(1,181,485)
Class S	(54,645)	(6,453,592)
Total distributions	(13,035,305)	(35,800,995)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,422,803	4,100,522
Reinvestment of distributions	13,035,305	35,800,995
	14,458,108	39,901,517
Cost of shares redeemed	(14,081,292)	(119,110,686)
Net increase (decrease) in net assets resulting from capital share transactions	376,816	(79,209,169)
Net increase (decrease) in net assets	22,241,801	(95,115,684)
NET ASSETS:
Beginning of year or period	196,321,178	291,436,862
End of year or period	$218,562,979	$196,321,178

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000's)	(%)
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-26+	12.03	0.12•	0.60	0.72	0.04		0.28		—	0.32		—	12.43	6.06	1.29	1.10	1.10	1.97		14,768	38
12-31-25	11.68	0.23•	1.84	2.07	0.22		1.50		—	1.72		—	12.03	18.48	1.22	1.11	1.11	1.95		13,123	67
12-31-24	11.01	0.24•	1.09	1.33	0.27		0.39		—	0.66		—	11.68	12.38	1.17	1.10	1.10	2.09		12,252	72
12-31-23	11.01	0.27•	0.37	0.64	0.27		0.37		—	0.64		—	11.01	6.18	1.16	1.10	1.10	2.54		10,354	70
12-31-22	12.32	0.25•	(0.93)	(0.68)	0.24		0.39		—	0.63		—	11.01	(5.38)	1.15	1.10	1.10	2.23		11,235	68
12-31-21	10.46	0.21•	1.89	2.10	0.24		—		—	0.24		—	12.32	20.23	1.16	1.10	1.10	1.85		13,886	71
Class I
06-30-26+	11.99	0.16•	0.58	0.74	0.05		0.28		—	0.33		—	12.40	6.28	0.79	0.60	0.60	2.66		296,000	38
12-31-25	11.66	0.29•	1.83	2.12	0.29		1.50		—	1.79		—	11.99	19.00	0.72	0.61	0.61	2.43		135,778	67
12-31-24	10.99	0.30•	1.08	1.38	0.32		0.39		—	0.71		—	11.66	12.94	0.67	0.60	0.60	2.59		124,887	72
12-31-23	10.99	0.32•	0.37	0.69	0.32		0.37		—	0.69		—	10.99	6.74	0.66	0.60	0.60	3.04		122,202	70
12-31-22	12.30	0.30•	(0.92)	(0.62)	0.30		0.39		—	0.69		—	10.99	(4.90)	0.65	0.60	0.60	2.73		125,985	68
12-31-21	10.44	0.27•	1.89	2.16	0.30		—		—	0.30		—	12.30	20.87	0.66	0.60	0.60	2.35		144,785	71
Class S
06-30-26+	12.08	0.14•	0.60	0.74	0.05		0.28		—	0.33		—	12.49	6.17	1.04	0.85	0.85	2.23		36,243	38
12-31-25	11.73	0.29•	1.81	2.10	0.25		1.50		—	1.75		—	12.08	18.73	0.92	0.85	0.85	2.35		31,244	67
12-31-24	11.05	0.27•	1.09	1.36	0.29		0.39		—	0.68		—	11.73	12.68	0.92	0.85	0.85	2.34		328,504	72
12-31-23	11.05	0.30•	0.36	0.66	0.29		0.37		—	0.66		—	11.05	6.43	0.91	0.85	0.85	2.78		351,456	70
12-31-22	12.36	0.28•	(0.93)	(0.65)	0.27		0.39		—	0.66		—	11.05	(5.11)	0.90	0.85	0.85	2.48		392,545	68
12-31-21	10.49	0.24•	1.90	2.14	0.27		—		—	0.27		—	12.36	20.56	0.91	0.85	0.85	2.10		474,598	71
Class S2
06-30-26+	11.86	0.12•	0.60	0.72	0.04		0.28		—	0.32		—	12.26	6.16	1.19	1.00	1.00	2.03		161	38
12-31-25	11.55	0.24•	1.80	2.04	0.23		1.50		—	1.73		—	11.86	18.47	1.12	1.01	1.01	2.03		155	67
12-31-24	10.89	0.25•	1.08	1.33	0.28		0.39		—	0.67		—	11.55	12.50	1.07	1.00	1.00	2.20		146	72
12-31-23	10.89	0.28•	0.37	0.65	0.28		0.37		—	0.65		—	10.89	6.37	1.06	1.00	1.00	2.64		229	70
12-31-22	12.20	0.26•	(0.93)	(0.67)	0.25		0.39		—	0.64		—	10.89	(5.33)	1.05	1.00	1.00	2.34		223	68
12-31-21	10.35	0.22•	1.88	2.10	0.25		—		—	0.25		—	12.20	20.46	1.06	1.00	1.00	1.92		265	71
Voya Government Money Market Portfolio
Class I
06-30-26+	1.00	0.02•	—	0.02	0.02		0.00	*	—	0.02		—	1.00	1.64	0.52	0.41	0.41	3.28		739,449	—
12-31-25	1.00	0.04•	—	0.04	0.04		0.00	*	—	0.04		—	1.00	4.02	0.45	0.40	0.40	3.88		847,574	—
12-31-24	1.00	0.05•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	4.91	0.45	0.40	0.40	4.79		824,631	—
12-31-23	1.00	0.05•	—	0.05	0.05		—		—	0.05		—	1.00	4.77	0.48	0.43	0.43	4.72		789,249	—
12-31-22	1.00	0.01•	0.00 *	0.01	0.01		—		—	0.01		—	1.00	1.39	0.50	0.35	0.35	1.43		523,130	—
12-31-21	1.00	—•	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	0.05	0.00	*	485,800	—
Voya Growth and Income Portfolio
Class ADV
06-30-26+	21.65	0.01•	1.84	1.85	0.08		0.61		—	0.69		—	22.81	8.67	1.26	1.13	1.13	0.13		91,946	62
12-31-25	19.85	0.05•	3.41	3.46	—		1.66		—	1.66		—	21.65	17.69	1.16	1.12	1.12	0.25		96,509	90
12-31-24	18.60	0.09•	4.29	4.38	0.10		3.03		—	3.13		—	19.85	23.32	1.16	1.12	1.12	0.41		91,161	95
12-31-23	16.21	0.12•	4.22	4.34	0.13		1.82		—	1.95		—	18.60	26.78	1.19	1.12	1.12	0.64		83,897	75
12-31-22	22.50	0.13•	(3.55)	(3.42)	0.14		2.73		—	2.87		—	16.21	(15.08)	1.18	1.11	1.11	0.64		73,784	56
12-31-21	29.29	0.13•	8.14	8.27	0.19		14.87		—	15.06		—	22.50	28.41	1.16	1.06	1.06	0.39		97,015	65
Class I
06-30-26+	22.92	0.07•	1.95	2.02	0.08		0.61		—	0.69		—	24.25	8.97	0.76	0.68	0.68	0.59		2,631,189	62
12-31-25	20.90	0.15•	3.61	3.76	0.08		1.66		—	1.74		—	22.92	18.21	0.66	0.67	0.67	0.70		2,527,897	90

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)		($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Growth and Income Portfolio (continued)
Class I (continued)
12-31-24	19.45	0.19•	4.49	4.68	0.20		3.03		—	3.23	—	20.90	23.85	0.66	0.67	0.67	0.86	2,293,616	95
12-31-23	16.88	0.21•	4.41	4.62	0.23		1.82		—	2.05	—	19.45	27.39	0.69	0.67	0.67	1.09	1,890,606	75
12-31-22	23.30	0.22•	(3.68)	(3.46)	0.23		2.73		—	2.96	—	16.88	(14.71)	0.68	0.66	0.66	1.09	1,644,921	56
12-31-21	29.90	0.29•	8.33	8.62	0.35		14.87		—	15.22	—	23.30	29.00	0.66	0.61	0.61	0.85	2,137,930	65
Class S
06-30-26+	21.72	0.04•	1.85	1.89	0.08		0.61		—	0.69	—	22.92	8.82	1.01	0.93	0.93	0.35	46,267	62
12-31-25	19.89	0.09•	3.43	3.52	0.03		1.66		—	1.69	—	21.72	17.94	0.91	0.92	0.92	0.44	39,071	90
12-31-24	18.63	0.13•	4.30	4.43	0.14		3.03		—	3.17	—	19.89	23.56	0.91	0.92	0.92	0.61	32,627	95
12-31-23	16.23	0.15•	4.24	4.39	0.17		1.82		—	1.99	—	18.63	27.06	0.94	0.92	0.92	0.84	29,695	75
12-31-22	22.54	0.17•	(3.57)	(3.40)	0.18		2.73		—	2.91	—	16.23	(14.96)	0.93	0.91	0.91	0.84	32,229	56
12-31-21	29.32	0.20•	8.16	8.36	0.27		14.87		—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
Class S2
06-30-26+	20.74	0.02•	1.76	1.78	0.08		0.61		—	0.69	—	21.83	8.71	1.16	1.08	1.08	0.19	979	62
12-31-25	19.07	0.06•	3.27	3.33	0.00	*	1.66		—	1.66	—	20.74	17.73	1.06	1.07	1.07	0.30	887	90
12-31-24	17.98	0.09•	4.15	4.24	0.12		3.03		—	3.15	—	19.07	23.36	1.06	1.07	1.07	0.46	704	95
12-31-23	15.74	0.12•	4.11	4.23	0.17		1.82		—	1.99	—	17.98	26.90	1.09	1.07	1.07	0.69	549	75
12-31-22	21.97	0.13•	(3.47)	(3.34)	0.16		2.73		—	2.89	—	15.74	(15.08)	1.08	1.06	1.06	0.69	413	56
12-31-21	28.88	0.15•	8.03	8.18	0.22		14.87		—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
Voya Intermediate Bond Portfolio
Class ADV
06-30-26+	10.92	0.22•	(0.10)	0.12	0.23		—		—	0.23	—	10.81	1.08	1.18	1.03	1.03	4.00	172,616	64
12-31-25	10.62	0.46•	0.29	0.75	0.45		—		—	0.45	—	10.92	7.21	1.18	1.03	1.03	4.29	179,349	117
12-31-24	10.82	0.43•	(0.19)	0.24	0.44		—		—	0.44	—	10.62	2.28	1.10	1.03	1.03	4.00	180,921	240
12-31-23	10.51	0.39•	0.31	0.70	0.39		—		—	0.39	—	10.82	6.78	1.09	1.03	1.03	3.71	193,771	278
12-31-22	12.68	0.28•	(2.16)	(1.88)	0.29		—		—	0.29	—	10.51	(14.90)	1.08	1.03	1.03	2.51	203,733	246
12-31-21	13.19	0.26•	(0.44)	(0.18)	0.25		0.00	*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
Class I
06-30-26+	11.04	0.25•	(0.11)	0.14	0.26		—		—	0.26	—	10.92	1.25	0.68	0.53	0.53	4.50	655,350	64
12-31-25	10.74	0.52•	0.29	0.81	0.51		—		—	0.51	—	11.04	7.71	0.68	0.53	0.53	4.80	676,929	117
12-31-24	10.94	0.49•	(0.19)	0.30	0.50		—		—	0.50	—	10.74	2.82	0.60	0.53	0.53	4.50	658,204	240
12-31-23	10.63	0.45•	0.30	0.75	0.44		—		—	0.44	—	10.94	7.28	0.59	0.53	0.53	4.21	712,402	278
12-31-22	12.82	0.34•	(2.18)	(1.84)	0.35		—		—	0.35	—	10.63	(14.44)	0.58	0.53	0.53	3.02	727,981	246
12-31-21	13.33	0.33•	(0.45)	(0.12)	0.31		0.00	*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
Class S
06-30-26+	10.97	0.23•	(0.10)	0.13	0.24		—		—	0.24	—	10.86	1.22	0.93	0.78	0.78	4.25	55,784	64
12-31-25	10.67	0.49•	0.29	0.78	0.48		—		—	0.48	—	10.97	7.46	0.93	0.78	0.78	4.54	58,545	117
12-31-24	10.87	0.46•	(0.19)	0.27	0.47		—		—	0.47	—	10.67	2.55	0.85	0.78	0.78	4.28	60,945	240
12-31-23	10.56	0.42•	0.30	0.72	0.41		—		—	0.41	—	10.87	7.03	0.84	0.78	0.78	3.96	1,401,595	278
12-31-22	12.74	0.31•	(2.17)	(1.86)	0.32		—		—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29•	(0.43)	(0.14)	0.28		0.00	*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
Class S2
06-30-26+	10.92	0.22•	(0.10)	0.12	0.23		—		—	0.23	—	10.81	1.13	1.08	0.93	0.93	4.10	7,419	64
12-31-25	10.62	0.47•	0.29	0.76	0.46		—		—	0.46	—	10.92	7.32	1.08	0.93	0.93	4.39	7,851	117
12-31-24	10.82	0.44•	(0.19)	0.25	0.45		—		—	0.45	—	10.62	2.38	1.00	0.93	0.93	4.10	8,187	240
12-31-23	10.51	0.40•	0.31	0.71	0.40		—		—	0.40	—	10.82	6.89	0.99	0.93	0.93	3.81	8,030	278
12-31-22	12.69	0.29•	(2.17)	(1.88)	0.30		—		—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27•	(0.43)	(0.16)	0.26		0.00	*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Small Company Portfolio
Class ADV
06-30-26+	12.85	0.01•	2.27	2.28	0.05	0.91	—	0.96	—	14.17	18.31	1.53	1.37	1.37	0.11	9,793	48
12-31-25	14.33	0.01•	0.79	0.80	0.10	2.18	—	2.28	—	12.85	8.03	1.44	1.37	1.37	0.10	8,783	111
12-31-24	13.56	0.07•	1.23	1.30	0.08	0.45	—	0.53	—	14.33	10.00	1.42	1.36	1.36	0.51	8,698	183
12-31-23	11.56	0.04•	1.97	2.01	0.01	—	—	0.01	—	13.56	17.37	1.45	1.36	1.36	0.36	8,712	193
12-31-22	19.74	(0.01)•	(3.40)	(3.41)	—	4.77	—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10)•	2.56	2.46	—	0.08	—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
Class I
06-30-26+	14.69	0.05•	2.60	2.65	0.11	0.91	—	1.02	—	16.32	18.58	1.03	0.87	0.87	0.61	206,335	48
12-31-25	16.03	0.08•	0.93	1.01	0.17	2.18	—	2.35	—	14.69	8.59	0.94	0.87	0.87	0.58	184,579	111
12-31-24	15.09	0.15•	1.38	1.53	0.14	0.45	—	0.59	—	16.03	10.56	0.92	0.86	0.86	1.01	215,963	183
12-31-23	12.85	0.11•	2.19	2.30	0.06	—	—	0.06	—	15.09	18.00	0.95	0.86	0.86	0.84	225,540	193
12-31-22	21.22	0.06•	(3.66)	(3.60)	—	4.77	—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01)•	2.75	2.74	0.03	0.08	—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
Class R6
06-30-26+	14.71	0.05•	2.62	2.67	0.12	0.91	—	1.03	—	16.35	18.69	0.80	0.80	0.80	0.63	1,422	48
12-31-25	16.06	0.07•	0.94	1.01	0.18	2.18	—	2.36	—	14.71	8.62	0.80	0.80	0.80	0.51	2,196	111
12-31-24	15.11	0.17•	1.38	1.55	0.15	0.45	—	0.60	—	16.06	10.69	0.79	0.79	0.79	1.10	7,892	183
12-31-23	12.87	0.12•	2.19	2.31	0.07	—	—	0.07	—	15.11	18.05	0.80	0.80	0.80	0.92	5,042	193
12-31-22	21.23	0.07•	(3.66)	(3.59)	—	4.77	—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45	8,465	209
12-31-21	18.60	0.00*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	0.00 *	14,790	129
Class S
06-30-26+	14.08	0.03•	2.50	2.53	—	0.91	—	0.91	—	15.70	18.54	1.28	1.12	1.12	0.37	1,013	48
12-31-25	15.23	0.01•	1.13	1.14	0.11	2.18	—	2.29	—	14.08	10.15	1.18	1.11	1.11	0.09	762	111
12-31-24	14.36	0.11•	1.31	1.42	0.10	0.45	—	0.55	—	15.23	10.34	1.17	1.11	1.11	0.76	58,884	183
12-31-23	12.23	0.08•	2.08	2.16	0.03	—	—	0.03	—	14.36	17.68	1.20	1.11	1.11	0.60	64,320	193
12-31-22	20.51	0.03•	(3.54)	(3.51)	—	4.77	—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18	59,003	209
12-31-21	17.99	(0.06)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

*

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

As further detailed below, the Voya Variable Product Funds are series of Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has seventeen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2026, the maximum amount of loss that Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $1,168,069 which represent the gross payments to be received by the Portfolio on forward premium swaptions and forward foreign currency contracts were they to be unwound as of June 30, 2026. At June 30, 2026, Intermediate Bond received $420,000 in cash collateral from certain counterparties.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2026, Intermediate Bond had a liability position of $3,390,652 on forward premium swaptions, OTC interest rate swaps, OTC total return swaps and written options. If a contingent feature would have been triggered as of June 30, 2026, the Portfolio could have been required to pay these amounts in cash to its counterparties. At June 30, 2026, Intermediate Bond pledged $2,070,000 in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2026, Intermediate Bond had average quarterly contract amounts of $3,377,068 and $18,704,546, respectively, on forward foreign currency contracts purchased and sold.

Intermediate Bond entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open forward foreign currency contracts at June 30, 2026.

Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2026, Intermediate Bond has purchased and sold futures contracts on various bonds and notes as part of its duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2026, Intermediate Bond had average quarterly notional values of $194,171,044 and $32,166,833, respectively, on futures contracts purchased and sold. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open futures contracts at June 30, 2026.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended June 30, 2026, Intermediate Bond had purchased forward premium swaptions with an average quarterly notional value of $93,652,883 to manage its duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2026.

During the period ended June 30, 2026, Intermediate Bond had written forward premium swaptions with an average quarterly notional value of $601,536,726 to generate

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions at June 30, 2026.

During the period ended June 30, 2026, Intermediate Bond had purchased interest swaptions to manage its duration strategy. Intermediate Bond had average quarterly notional values of $11,527,063 on purchased interest swaptions. There were no open purchased interest rate swaptions at June 30, 2026.

During the period ended June 30, 2026, Intermediate Bond had written interest swaptions to generate income. Intermediate Bond had average quarterly notional values of $17,744,913 on written interest swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2026.

During the period ended June 30, 2026, Intermediate Bond had written credit default swaptions to generate income. Intermediate Bond had average quarterly notional values of $9,926,000 on written credit default swaptions. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions at June 30, 2026.

During the period ended June 30, 2026, Intermediate Bond had written equity options with an average quarterly quarterly notional value of $1,530,750 to generate income. There were no open written equity options at June 30, 2026.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Small Company declares and pays dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2026.

K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2026, there was $339,000 collateral pledged or received for open when-issued or delayed-delivery transactions.

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2026, Intermediate Bond bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Intermediate Bond used CDX swaps to hedge or gain additional exposure to credit risk associated with various sectors within the credit market.

For the period ended June 30, 2026, Intermediate Bond had an average quarterly notional amount of $100,235,667 and $23,726,340 respectively, on credit default swaps to buy and sell protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy and sell protection at June 30, 2026.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2026, Intermediate Bond has entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2026, Intermediate Bond had average quarterly notional amount of $149,761,871 on Long interest rate swaps.

For the period ended June 30, 2026, Intermediate Bond has entered into interest rate swaps in which it pays a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2026, Intermediate Bond had average quarterly notional amounts of $257,907,419 on Short interest rate swaps.

Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at June 30, 2026.

At June 30, 2026, Intermediate Bond had pledged $8,664,200 in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. Certain Funds may enter into inflation-linked swaps. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the period ended June 30, 2026, Intermediate Bond had entered into inflation-linked swaps in which it pays a floating interest rate and receives a fixed rate linked to an inflation index ("long inflation-linked swap"). Average quarterly notional amount on long inflation linked-bonds were $6,058,000.

For the period ended June 30, 2026, Intermediate Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index ("short inflation-linked swap"). Average quarterly notional amount on short inflation linked-bonds were $6,058,000.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Intermediate Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open centrally cleared inflation-linked swaps at June 30, 2026.

Total Return Swap Agreements. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2026, Intermediate Bond had an average quarterly notional amount of $36,000,000 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total return swaps at June 30, 2026.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the period ended June 30, 2026, Intermediate Bond did not enter into any volatility swaps.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global High Dividend Low Volatility	$252,231,375	$103,412,112
Growth and Income	1,637,385,688	1,755,587,270
Intermediate Bond	193,156,329	257,758,435
Small Company	96,711,842	108,951,884

U.S. government securities not included above were as follows:

	Purchases	Sales
Intermediate Bond	$352,539,707	$322,163,546

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
Global High Dividend Low Volatility	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market	0.35%
Growth and Income	0.600% on the first $5 billion;
0.550% on the next $5 billion;
0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.75%

Effective May 1, 2026, the Board approved the expiration of the management fee waiver for Government Money Market. Prior to May 1, 2026, the Investment Adviser was contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver was not eligible for recoupment.

The Investment Adviser is contractually obligated to waive the management fee it receives for advising Intermediate Bond in an amount equal to any advisory fee that Voya receives as a result of any investment by Intermediate Bond into an affiliated exchange traded fund. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S, and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2027. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2026, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Global High Dividend Low Volatility	28.13%
Voya Institutional Trust Company	Government Money Market	6.74
	Growth and Income	5.39
	Intermediate Bond	23.50
	Small Company	6.24
Voya Retirement Insurance and Annuity Company	Global High Dividend Low Volatility	55.34
	Government Money Market	89.59
	Growth and Income	68.82
	Intermediate Bond	60.11
	Small Company	93.35

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/ trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/ trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’

assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global High Dividend Low Volatility	$243,821
Government Money Market	521,832
Growth and Income	1,729,958
Intermediate Bond	592,148
Small Company	229,155

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Global High Dividend Low Volatility	1.10%	0.60%	N/A	0.85%	1.00%
Government Money Market	N/A	0.40%	N/A	N/A	N/A
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%
Small Company	1.36%	0.86%	0.86%	1.11%	N/A

The Expense Limitation Agreements are contractual through May 1, 2027. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2026:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Global High Dividend Low
Volatility	1	$3,682,000	4.62%
Small Company	1	988,000	4.64

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global High Dividend Low Volatility
Class ADV
6/30/2026	157,842	—	31,198	(91,454)	—	97,586	1,918,494	—	382,842	(1,128,273)	—	1,173,063
12/31/2025	99,526	—	155,339	(212,483)	—	42,382	1,215,802	—	1,848,721	(2,561,685)	—	502,838
Class I
6/30/2026	12,766,675	—	649,250	(870,710)	—	12,545,215	153,314,895	—	7,945,092	(10,762,866)	—	150,497,121
12/31/2025	308,434	—	1,628,306	(1,324,600)	—	612,140	3,740,603	—	19,359,729	(15,912,542)	—	7,187,790
Class S
6/30/2026	467,785	—	77,074	(229,313)	—	315,546	5,673,066	—	950,207	(2,853,065)	—	3,770,208
12/31/2025	496,247	—	3,823,265	(29,736,332)	—	(25,416,820)	6,058,536	—	45,712,769	(355,594,989)	—	(303,823,684)
Class S2
6/30/2026	164	—	345	(470)	—	39	2,000	—	4,178	(5,767)	—	411
12/31/2025	748	—	1,819	(2,100)	—	467	8,773	—	21,375	(24,553)	—	5,595
Government Money Market
Class I
6/30/2026	49,751,480	—	12,441,688	(170,222,121)	—	(108,028,953)	49,751,480	—	12,441,688	(170,222,121)	—	(108,028,953)
12/31/2025	198,417,386	—	34,774,048	(210,274,870)	—	22,916,564	198,417,386	—	34,774,048	(210,274,870)	—	22,916,564
Growth and Income
Class ADV
6/30/2026	84,278	—	124,707	(636,802)	—	(427,817)	1,796,989	—	2,754,771	(13,948,544)	—	(9,396,784)
12/31/2025	224,470	—	331,526	(691,275)	—	(135,279)	4,847,235	—	7,030,401	(14,302,626)	—	(2,424,990)
Class I
6/30/2026	1,772,210	—	3,158,050	(6,735,327)	—	(1,805,067)	40,631,337	—	74,119,428	(154,792,591)	—	(40,041,826)
12/31/2025	6,326,857	—	8,102,447	(13,899,559)	—	529,745	134,732,417	—	182,020,114	(302,926,796)	—	13,825,735
Class S
6/30/2026	348,081	—	61,256	(189,283)	—	220,054	7,661,955	—	1,359,264	(4,191,687)	—	4,829,532
12/31/2025	467,827	—	130,840	(440,351)	—	158,316	9,683,054	—	2,796,219	(9,055,591)	—	3,423,682
Class S2
6/30/2026	623	—	1,419	(5)	—	2,037	12,846	—	30,000	(94)	—	42,752
12/31/2025	2,748	—	3,243	(109)	—	5,882	53,571	—	66,055	(2,155)	—	117,471
Intermediate Bond
Class ADV
6/30/2026	383,863	—	337,904	(1,166,908)	—	(445,141)	4,174,172	—	3,671,663	(12,685,194)	—	(4,839,359)
12/31/2025	626,541	—	694,669	(1,934,536)	—	(613,326)	6,767,621	—	7,531,079	(20,877,474)	—	(6,578,774)
Class I
6/30/2026	2,048,377	—	1,425,569	(4,784,912)	—	(1,310,966)	22,550,107	—	15,658,239	(52,449,469)	—	(14,241,123)
12/31/2025	4,616,745	—	2,853,808	(7,462,537)	—	8,016	50,606,355	—	31,283,674	(81,532,092)	—	357,937
Class S
6/30/2026	249,187	—	116,569	(562,496)	—	(196,740)	2,716,557	—	1,272,427	(6,135,932)	—	(2,146,948)
12/31/2025	590,383	—	241,790	(1,209,350)	—	(377,177)	6,419,378	—	2,633,632	(13,125,378)	—	(4,072,368)
Class S2
6/30/2026	51,483	—	14,729	(98,418)	—	(32,206)	560,308	—	160,040	(1,069,363)	—	(349,015)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Intermediate Bond (continued)
Class S2
12/31/2025	170,677	—	31,336	(253,948)	—	(51,935)	1,842,465	—	339,733	(2,747,152)	—	(564,954)
Small Company
Class ADV
6/30/2026	8,110	—	47,906	(48,531)	—	7,485	105,901	—	629,965	(632,514)	—	103,352
12/31/2025	62,238	—	125,359	(110,782)	—	76,815	830,854	—	1,396,502	(1,404,146)	—	823,210
Class I
6/30/2026	70,252	—	806,997	(803,324)	—	73,925	1,081,575	—	12,209,863	(12,226,587)	—	1,064,851
12/31/2025	56,419	—	2,107,828	(3,063,704)	—	(899,457)	838,508	—	26,769,416	(47,940,072)	—	(20,332,148)
Class R6
6/30/2026	6,429	—	9,290	(78,023)	—	(62,304)	95,411	—	140,832	(1,180,607)	—	(944,364
12/31/2025	65,034	—	92,957	(500,021)	—	(342,030)	896,058	—	1,181,485	(7,202,354)	—	(5,124,811)
Class S
6/30/2026	9,465	—	3,750	(2,809)	—	10,406	139,916	—	54,645	(41,584)	—	152,977
12/31/2025	111,440	—	538,697	(4,462,976)	—	(3,812,839)	1,535,102	—	6,453,592	(62,564,114)	—	(54,575,420)

NOTE 10 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter into credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded and unfunded portions of the credit agreements are presented in the Portfolio of Investments. At June 30, 2026, Intermediate Bond Portfolio had the following unfunded loan commitments:

Unfunded
Loan
Loan	Commitment
Azuria Water Solutions, Inc. Initial Delayed Draw
Term Loan	$21,176
Prestige Brands, Inc. Delayed Draw Term Loan	2,917
Watlow Electric Manufacturing Co. 2026 Delayed
Draw Term Loan	30,739
$54,832

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

Global High Dividend Low Volatility

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$61,251	$(61,251)	$—
Citigroup Global
Markets Limited	985,533	(985,533)	—
Merrill Lynch
International	985,534	(985,534)	—
State Street Bank and
Trust Company	816,772	(816,772)	—
Total	$2,849,090	$(2,849,090)	$—

(1)	Cash collateral with a fair value of $2,999,874 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
UBS AG	$12,195,715	$(12,195,715)	$—
Total	$12,195,715	$(12,195,715)	$—

(1)	Cash collateral with a fair value of $12,444,277 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Bank PLC	$553,016	$(553,016)	$—
BMO Capital Markets Corp	2,910,035	(2,910,035)	—
BNP Paribas	366,607	(366,607)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$933,723	$(933,723)	$—
BofA Securities Inc	291,003	(291,003)	—
Canadian Imperial Bank of Commerce	255,369	(255,369)	—
Citigroup Global Markets Inc.	332,709	(332,709)	—
Daiwa Capital Markets America Inc.	88,898	(88,898)	—
Deutsche Bank Securities Inc.	429,063	(429,063)	—
Goldman, Sachs & Co. LLC	209,587	(209,587)	—
J.P. Morgan Securities LLC	253,844	(253,844)	—
Mizuho Securities USA LLC.	309,578	(309,578)	—
Morgan Stanley & Co. LLC	779,663	(779,663)	—
MUFG Securities Americas Inc.	11,020	(11,020)	—
National Bank Financial Inc	271,625	(271,625)	—
Nomura Securities International, Inc.	527,279	(527,279)	—
TD Securities (USA) Inc.	2,088,051	(2,088,051)	—
TD Securities Inc.	390,500	(390,500)	—
Truist Securities INC	188,631	(188,631)	—
Total	$11,190,201	$(11,190,201)	$—

(1)	Cash collateral with a fair value of $11,480,135 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$646,368	$(646,368)	$—
BMO Capital Markets Corp	490,742	(490,742)	—
BNP Paribas Prime Brokerage Intl Ltd	7,816	(7,816)	—
BNP Paribas Securities Corp.	278,330	(278,330)	—
BofA Securities Inc	263,467	(263,467)	—
Cantor Fitzgerald & Co	996	(996)	—
HSBC Bank PLC	10	(10)	—
Jefferies LLC	40,210	(40,210)	—
Morgan Stanley & Co. LLC	977,252	(977,252)	—
Scotia Capital (USA) INC	557,670	(557,670)	—
State Street Bank and Trust Company	348	(348)	—
TD Securities (USA) Inc.	447,464	(447,464)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
UBS AG	$1,809,156	$(1,809,156)	$—
Wells Fargo Securities LLC	1,638,888	(1,638,888)	—
Total	$7,158,717	$(7,158,717)	$—

(1)	Cash collateral with a fair value of $7,362,499 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), in-kind sales, paydowns, straddle loss deferrals, swaps and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Global High Dividend Low
Volatility	$21,198,963	$45,743,631	$15,234,189	$13,578,307
Government Money Market	34,774,048	—	39,872,512	—
Growth and Income	38,212,112	153,804,836	44,698,285	285,396,830
Intermediate Bond	41,790,385	—	81,348,892	—
Small Company	35,800,995	—	11,320,785	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Global High Dividend Low Volatility	$2,356,714	$5,648,462	$23,319,222	$—	—	$31,324,398
Government Money Market	35,090	—	—	—	—	35,090
Growth and Income	12,620,775	65,670,413	714,953,566	—	—	793,244,754
Intermediate Bond	3,077,208	—	(25,973,977)	(50,329,545)	Short-term	(402,149,591)
				(328,923,277)	Long-term
				$(379,252,822)*
Small Company	13,033,435	—	(804,918)	—	—	12,228,517

*       Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

As of June 30, 2026, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 14 — SEGMENT REPORTING (continued)

executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 16 — SUBSEQUENT EVENTS

Strategy change: At its May 2026 meeting, the Board approved disclosure modifications for Intermediate Bond relating to investments in commercial mortgage loans and direct lending. The disclosure modifications became effective on July 1, 2026 through a reprint of the Portfolio's Statement of Additional Information.

Dividends: Subsequent to June 30, 2026, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net
	Investment	Short-term Capital	Long-term Capital
	Income	Gains	Gains	Payable Date	Record Date
Global High Dividend Low Volatility
Class ADV	$0.0654	$-	$-	July 1, 2026	June 30, 2026
Class I	$0.0808	$-	$-	July 1, 2026	June 30, 2026
Class S	$0.0732	$-	$-	July 1, 2026	June 30, 2026
Class S2	$0.0689	$-	$-	July 1, 2026	June 30, 2026
Government Money Market
Class I	$0.0028	$-	$-	July 31, 2026	Daily
Intermediate Bond
Class ADV	$0.0388	$-	$-	July 31, 2026	Daily
Class I	$0.0438	$-	$-	July 31, 2026	Daily
Class S	$0.0412	$-	$-	July 31, 2026	Daily
Class S2	$0.0396	$-	$-	July 31, 2026	Daily

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.6%
	Australia: 1.6%
18,328	Computershare Ltd.	$485,378	0.1
321,225	Medibank Pvt Ltd.	1,103,652	0.3
457,783	Scentre Group	1,220,260	0.4
301,408	Telstra Group Ltd.	1,056,996	0.3
167,770	Transurban Group	1,668,124	0.5
		5,534,410	1.6

	Canada: 4.1%
37,156	Bank of Nova Scotia	3,229,487	0.9
58,257	Canadian Natural Resources Ltd.	2,305,223	0.7
9,721	Canadian Tire Corp. Ltd. - Class A	1,338,972	0.4
22,042	CCL Industries, Inc. - Class B	1,437,140	0.4
39,820	Keyera Corp.	1,599,539	0.5
12,920	Stantec, Inc.	891,122	0.3
40,572	Suncor Energy, Inc.	2,182,721	0.6
9,759	Toronto-Dominion Bank	1,186,562	0.3
1,249	WSP Global, Inc.	154,865	0.0
		14,325,631	4.1

	Denmark: 0.6%
42,008	Danske Bank A/S	2,251,738	0.6

	Finland: 0.1%
32,923	Sampo Oyj - Class A	345,754	0.1

	France: 3.1%
7,580	Air Liquide SA	1,501,039	0.4
51,726	AXA SA	2,591,952	0.8
20,489	BNP Paribas SA	2,392,967	0.7
21,777	Bureau Veritas SA	667,001	0.2
61,803	Carrefour SA	1,147,368	0.3
5,816	Danone SA	475,388	0.2
24,959	Engie SA	785,570	0.2
4,233	Ipsen SA	815,777	0.2
4,886	TotalEnergies SE	377,811	0.1
		10,754,873	3.1

	Germany: 1.3%
48,142	Deutsche Telekom AG, Reg	1,312,553	0.4
26,668	Fresenius SE & Co. KGaA	1,218,362	0.3
4,142	Mercedes-Benz Group AG	208,337	0.1
2,398	SAP SE	369,646	0.1
15,394 (1)	Scout24 SE	1,273,920	0.4
		4,382,818	1.3

	Hong Kong: 0.8%
15,000	Hong Kong Exchanges & Clearing Ltd.	697,904	0.2
166,500	Power Assets Holdings Ltd.	1,213,252	0.3
869,000 (1)	WH Group Ltd.	921,414	0.3
		2,832,570	0.8

	Ireland: 0.3%
77,274	AIB Group PLC	908,158	0.3

	Israel: 0.2%
40,010	Bank Leumi Le-Israel BM	895,368	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Italy: 1.1%
36,430	Eni SpA	$854,705	0.2
183,566	Intesa Sanpaolo SpA	1,261,698	0.4
37,049	Terna - Rete Elettrica Nazionale	432,622	0.1
14,303	UniCredit SpA	1,281,813	0.4
		3,830,838	1.1

	Japan: 4.7%
96,700	Asahi Kasei Corp.	1,075,506	0.3
106,000	Astellas Pharma, Inc.	1,417,926	0.4
49,400	Central Japan Railway Co.	1,054,445	0.3
25,800	Daiichi Sankyo Co. Ltd.	414,871	0.1
40,600	Daiwa House Industry Co. Ltd.	1,100,127	0.3
72,300	ENEOS Holdings, Inc.	535,191	0.2
39,100	Japan Exchange Group, Inc.	494,846	0.2
44,200 (2)	Japan Tobacco, Inc.	1,630,958	0.5
118,600	Kirin Holdings Co. Ltd.	2,045,398	0.6
12,800	NEC Corp.	309,022	0.1
153,100	Nippon Telegraph & Telephone Corp.	136,187	0.0
56,700	Nitto Denko Corp.	1,115,503	0.3
7,800	ORIX Corp.	297,114	0.1
33,500	Secom Co. Ltd.	1,330,828	0.4
41,400	Suntory Beverage & Food Ltd.	1,153,661	0.3
790,900	Z Holdings Corp.	2,105,029	0.6
		16,216,612	4.7

	Netherlands: 1.9%
24,085	ASR Nederland NV	1,818,914	0.5
3,112	Heineken Holding NV	236,978	0.1
1,158	Heineken NV	97,228	0.0
6,060	ING Groep NV	191,213	0.1
397,131	Koninklijke KPN NV	1,961,335	0.6
24,551	NN Group NV	2,152,352	0.6
		6,458,020	1.9

	New Zealand: 0.1%
22,468	Fisher & Paykel Healthcare Corp. Ltd.	499,114	0.1

	Norway: 0.9%
64,997	DNB Bank ASA	1,935,107	0.6
25,326	Equinor ASA	798,614	0.2
17,543	Mowi ASA	324,075	0.1
5,328	Telenor ASA	76,326	0.0
		3,134,122	0.9

	Puerto Rico: 0.6%
12,497	Popular, Inc.	2,051,757	0.6

	Singapore: 0.6%
111,700	Singapore Exchange Ltd.	2,084,036	0.6

	Spain: 1.1%
56,449 (1)	Aena SME SA	1,720,144	0.5
83,320 (2)	Repsol SA	2,081,710	0.6
		3,801,854	1.1

	Sweden: 0.5%
36,953	Swedbank AB - Class A	1,380,411	0.4

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
83,702	Telia Co. AB	$407,699	0.1
		1,788,110	0.5

	Switzerland: 1.1%
19,126	ABB Ltd., Reg	2,080,514	0.6
1,610	Galderma Group AG	366,191	0.1
6,102	Sandoz Group AG	551,340	0.1
7,899	SGS SA	915,991	0.3
		3,914,036	1.1

	United Kingdom: 3.9%
925	AstraZeneca PLC	172,702	0.0
65,472	BAE Systems PLC	1,604,502	0.5
130,103	Barclays PLC	871,823	0.3
24,471	British American Tobacco PLC	1,514,342	0.4
173,000	CK Hutchison Holdings Ltd.	1,466,285	0.4
8,595	GSK PLC	225,644	0.1
42,301	Imperial Brands PLC	1,563,401	0.4
185,727	NatWest Group PLC	1,638,851	0.5
1,169	Next PLC	225,551	0.1
95,589	Rolls-Royce Holdings PLC	1,832,412	0.5
111,268	Sage Group PLC	1,207,157	0.3
36,839	Smith & Nephew PLC	532,406	0.2
20,565	Smiths Group PLC	698,589	0.2
		13,553,665	3.9

	United States: 70.0%
21,260	AbbVie, Inc.	5,349,866	1.5
2,390	Accenture PLC - Class A	297,412	0.1
1,728	Acuity Brands, Inc.	650,869	0.2
208,228	ADT, Inc.	1,353,482	0.4
10,840	Allstate Corp.	2,579,270	0.7
19,479	Ally Financial, Inc.	895,060	0.3
4,842	Alphabet, Inc. - Class A	1,730,386	0.5
42,596	Altria Group, Inc.	3,064,782	0.9
3,075	American Electric Power Co., Inc.	420,691	0.1
3,051	Ameriprise Financial, Inc.	1,399,677	0.4
8,581	AMETEK, Inc.	2,076,087	0.6
956	Aon PLC - Class A	317,096	0.1
2,835	Applied Materials, Inc.	2,049,705	0.6
13,079	AptarGroup, Inc.	1,637,491	0.5
7,756	Assurant, Inc.	2,082,719	0.6
1,918	Automatic Data Processing, Inc.	429,536	0.1
21,623	Avnet, Inc.	1,920,555	0.6
19,689	Axis Capital Holdings Ltd.	2,115,386	0.6
7,707	Bank of New York Mellon Corp.	1,114,509	0.3
5,769	Booking Holdings, Inc.	1,028,267	0.3
45,630	Bristol-Myers Squibb Co.	2,629,201	0.8
54,374	Brixmor Property Group, Inc.	1,714,412	0.5
13,711	Broadridge Financial Solutions, Inc.	1,877,721	0.5
10,275	Cardinal Health, Inc.	2,440,929	0.7
6,232	Cboe Global Markets, Inc.	1,512,319	0.4
7,242	Cencora, Inc.	2,049,341	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
14,529	Charles Schwab Corp.	$1,340,591	0.4
336	Chesapeake Energy Corp.	30,640	0.0
2,195	Chord Energy Corp.	250,889	0.1
8,177	Cigna Group	2,254,235	0.7
12,014	Cintas Corp.	2,043,341	0.6
21,075	Citigroup, Inc.	2,949,657	0.9
6,442	Citizens Financial Group, Inc.	451,391	0.1
9,588	CME Group, Inc.	2,117,318	0.6
28,799	CNA Financial Corp.	1,399,919	0.4
55,852	Coca-Cola Co.	4,539,092	1.3
27,883	Colgate-Palmolive Co.	2,556,313	0.7
30,912	Commerce Bancshares, Inc.	1,785,168	0.5
26,342	COPT Defense Properties	958,585	0.3
23,044	CVS Health Corp.	2,383,902	0.7
10,421	Delta Air Lines, Inc.	976,031	0.3
42,454	Devon Energy Corp.	1,754,199	0.5
6,514	Digital Realty Trust, Inc.	1,169,784	0.3
17,645	Dolby Laboratories, Inc. - Class A	927,774	0.3
335	Domino's Pizza, Inc.	99,173	0.0
21,109	Duke Energy Corp.	2,671,977	0.8
1,563	DuPont de Nemours, Inc.	212,005	0.1
354	Ecolab, Inc.	98,628	0.0
25,461	Edison International	1,895,571	0.5
27,691	Element Solutions, Inc.	1,322,245	0.4
3,040	Elevance Health, Inc.	1,175,659	0.3
4,588	Emerson Electric Co.	656,772	0.2
18,210	EOG Resources, Inc.	2,362,383	0.7
14,455	Evergy, Inc.	1,249,346	0.4
16,952	Eversource Energy	1,225,121	0.4
45,323	Exelon Corp.	2,112,958	0.6
1,099	Expedia Group, Inc.	281,212	0.1
3,464	Flowserve Corp.	256,890	0.1
8,854	Fortive Corp.	540,891	0.2
20,582	Fox Corp. - Class A	1,073,557	0.3
1,888	General Dynamics Corp.	668,805	0.2
7,955	General Motors Co.	613,171	0.2
59,610	Genpact Ltd.	1,639,275	0.5
12,876	Globe Life, Inc.	2,300,684	0.7
14,305	Hancock Whitney Corp.	1,068,870	0.3
10,540	Hanover Insurance Group, Inc.	2,256,825	0.7
17,230	Hartford Financial Services Group, Inc.	2,283,320	0.7
1,917 (3)	Honeywell Aerospace, Inc.	423,810	0.1
1,917	Honeywell International, Inc.	429,216	0.1
6,482	Host Hotels & Resorts, Inc.	153,688	0.0
8,282	Intuit, Inc.	2,161,602	0.6
13,816	Jack Henry & Associates, Inc.	1,903,016	0.5
20,841	Johnson & Johnson	5,292,989	1.5
51,806	KeyCorp	1,194,128	0.3
79,485	Kinder Morgan, Inc.	2,541,135	0.7

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
7,520	KLA Corp.	$2,268,859	0.7
416	Lamar Advertising Co. -Class A	64,888	0.0
3,778	Lancaster Colony Corp.	431,297	0.1
14,375	Las Vegas Sands Corp.	663,981	0.2
11,841	Leidos Holdings, Inc.	1,219,268	0.4
1,402	Linde PLC	727,554	0.2
13,225	Marsh & McLennan Cos., Inc.	2,204,211	0.6
2,488	McKesson Corp.	1,879,933	0.5
29,222	Medtronic PLC	2,286,037	0.7
8,177	Meta Platforms, Inc. -Class A	4,606,022	1.3
22,328	MetLife, Inc.	1,889,172	0.5
5,942	Micron Technology, Inc.	6,858,791	2.0
56,899	Microsoft Corp.	21,224,465	6.1
100	MSCI, Inc.	56,004	0.0
6,638	National Retail Properties, Inc.	308,866	0.1
17,116	NetApp, Inc.	2,648,872	0.8
24,562	New York Times Co. -Class A	1,718,849	0.5
1,414	NewMarket Corp.	1,118,813	0.3
21,106	News Corp. - Class A	524,062	0.2
46,534	NiSource, Inc.	2,212,692	0.6
5,221	Northern Trust Corp.	907,619	0.3
9,492	NVIDIA Corp.	1,899,254	0.5
6,879	OneMain Holdings, Inc.	419,413	0.1
24,861	ONEOK, Inc.	2,161,415	0.6
2,698	Paycom Software, Inc.	339,085	0.1
29,891	PayPal Holdings, Inc.	1,290,693	0.4
16,003	PBF Energy, Inc. - Class A	728,457	0.2
22,140	PepsiCo, Inc.	2,997,756	0.9
120,136	Pfizer, Inc.	2,892,875	0.8
107,492	PG&E Corp.	1,808,015	0.5
5,447	Philip Morris International, Inc.	985,417	0.3
36,240	Portland General Electric Co.	1,878,319	0.5
6,680	Primerica, Inc.	1,898,456	0.5
19,535	Procter & Gamble Co.	2,864,612	0.8
4,450	Prologis, Inc.	602,842	0.2
10,990	Qualcomm, Inc.	2,030,842	0.6
4,503	Raymond James Financial, Inc.	684,591	0.2
20,593	Regency Centers Corp.	1,642,086	0.5
1,571	Regeneron Pharmaceuticals, Inc.	979,581	0.3
6,307	RingCentral, Inc. - Class A	245,847	0.1
8,135	Ross Stores, Inc.	1,731,535	0.5
2,625	RPM International, Inc.	291,769	0.1
68,434	Sabra Health Care REIT, Inc.	1,335,147	0.4
11,663	Sanofi	997,225	0.3
10,264	Simon Property Group, Inc.	2,295,544	0.7
16,691	SLM Corp.	432,965	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United States (continued)
27,129	SS&C Technologies Holdings, Inc.	$1,683,354	0.5
3,078	STERIS PLC	648,134	0.2
19,594	Synchrony Financial	1,490,124	0.4
11,989	TJX Cos., Inc.	1,816,334	0.5
11,094	T-Mobile US, Inc.	1,860,797	0.5
15,278	Tradeweb Markets, Inc. -Class A	1,522,606	0.4
291	Trane Technologies PLC	142,928	0.0
16,280	Travel + Leisure Co.	1,244,280	0.4
41,903	Truist Financial Corp.	2,087,607	0.6
3,425	Tyson Foods, Inc. - Class A	196,081	0.1
28,083	UGI Corp.	969,987	0.3
18,119	UL Solutions, Inc. - Class A	1,845,601	0.5
11,609	Union Pacific Corp.	3,157,648	0.9
25,609	Unum Group	2,289,445	0.7
46,827	US Bancorp	2,828,351	0.8
3,302	Valero Energy Corp.	859,973	0.2
9,324	Ventas, Inc.	827,971	0.2
24,210	Veralto Corp.	2,146,943	0.6
6,446	VeriSign, Inc.	1,621,556	0.5
53,761	Verizon Communications, Inc.	2,276,241	0.7
32,575	Viatris, Inc.	517,291	0.1
20,281	Viper Energy, Inc. - Class A	859,914	0.2
2,281	Watts Water Technologies, Inc. - Class A	892,897	0.3
5,879	Williams Cos., Inc.	437,045	0.1
9,340	Zions Bancorp NA	646,235	0.2
		242,913,859	70.0
	Total Common Stock (Cost $317,115,179)	342,477,343	98.6

EXCHANGE-TRADED FUNDS: 0.6%
7,630	iShares MSCI EAFE Value ETF	584,076	0.2
6,137	iShares Russell 1000 Value ETF	1,487,793	0.4
		2,071,869	0.6
	Total Exchange-Traded Funds (Cost $2,052,944)	2,071,869	0.6

PREFERRED STOCK: 0.1%
	Germany: 0.1%
4,296	Henkel AG & Co. KGaA	361,291	0.1
	Total Preferred Stock (Cost $334,457)	361,291	0.1
	Total Long-Term Investments (Cost $319,502,580)	344,910,503	99.3

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.9%
999,874 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $999,974, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $1,019,872, due 06/30/27-01/15/35)	$999,874	0.3
1,000,000 (4)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,020,000, due 12/17/26-05/15/51)	1,000,000	0.3
1,000,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $1,000,103, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,017,654, due 01/15/28-02/15/56)	1,000,000	0.3
	Total Repurchase Agreements (Cost $2,999,874)	2,999,874	0.9

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
823,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $823,000)	$823,000	0.2
	Total Short-Term Investments (Cost $3,822,874)	$3,822,874	1.1
	Total Investments in Securities (Cost $323,325,454)	$348,733,377	100.4
	Liabilities in Excess of Other Assets	(1,560,737)	(0.4)
	Net Assets	$347,172,640	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Non-income producing security.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2026.

Percentage
Sector Diversification	of Net Assets
Financials	25.0%
Information Technology	13.8
Industrials	11.7
Health Care	11.5
Consumer Staples	8.4
Energy	6.5
Communication Services	6.4
Utilities	5.4
Real Estate	3.9
Consumer Discretionary	3.1
Materials	3.0
Exchange-Traded Funds	0.6
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,534,410	$—	$5,534,410
Canada	14,325,631	—	—	14,325,631
Denmark	—	2,251,738	—	2,251,738
Finland	—	345,754	—	345,754
France	—	10,754,873	—	10,754,873
Germany	—	4,382,818	—	4,382,818
Hong Kong	—	2,832,570	—	2,832,570
Ireland	—	908,158	—	908,158
Israel	—	895,368	—	895,368
Italy	—	3,830,838	—	3,830,838
Japan	—	16,216,612	—	16,216,612
Netherlands	—	6,458,020	—	6,458,020
New Zealand	—	499,114	—	499,114
Norway	76,326	3,057,796	—	3,134,122
Puerto Rico	2,051,757	—	—	2,051,757
Singapore	—	2,084,036	—	2,084,036
Spain	—	3,801,854	—	3,801,854
Sweden	—	1,788,110	—	1,788,110
Switzerland	—	3,914,036	—	3,914,036
United Kingdom	—	13,553,665	—	13,553,665
United States	241,916,634	997,225	—	242,913,859
Total Common Stock	258,370,348	84,106,995	—	342,477,343
Exchange-Traded Funds	2,071,869	—	—	2,071,869
Preferred Stock	—	361,291	—	361,291
Short-Term Investments	823,000	2,999,874	—	3,822,874
Total Investments, at fair value	$261,265,217	$87,468,160	$—	$348,733,377

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $323,827,077.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,146,591
Gross Unrealized Depreciation	(17,201,938)
Net Unrealized Appreciation	$24,944,653

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY DEBT: 41.7%
15,000,000 (1)	United States Treasury Bill, 3.680%, 8/25/2026	$14,915,838	2.0
56,500,000 (1)	United States Treasury Bill, 3.820%, 5/13/2027	54,686,796	7.4
190,750,000 (2)	United States Treasury Floating Rate Notes, 3.958%, (USBMMY3M + 0.182%), 7/31/2026	190,777,714	25.8
48,500,000	United States Treasury Notes, 2.625%, 5/31/2027	47,964,959	6.5
		308,345,307	41.7
	Total U.S. Treasury Debt
	(Cost $308,345,307)	308,345,307	41.7

U.S. GOVERNMENT AGENCY DEBT: 39.2%
4,250,000 (2)	Federal Farm Credit Banks Funding Corp., 3.785%, (FEDL01 + 0.155%), 9/16/2026	4,250,568	0.6
60,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 3.710%, (FCPR DLY + (3.040)%), 10/16/2026	60,000,000	8.1
16,500,000 (1)	Federal Home Loan Bank Discount Notes, 3.550%, 7/24/2026	16,461,582	2.2
7,000,000 (2)	Federal Home Loan Banks, 3.630%, (SOFRRATE + 0.010%), 8/19/2026	7,000,000	0.9
5,000,000 (2)	Federal Home Loan Banks, 3.680%, (SOFRRATE + 0.060%), 8/11/2026	5,000,000	0.7
16,750,000 (2)	Federal Home Loan Banks, 3.685%, (SOFRRATE + 0.065%), 8/10/2026	16,750,000	2.3
2,916,667 (2)	Federal Home Loan Banks, 3.760%, (SOFRRATE + 0.140%), 7/22/2026	2,916,667	0.4
6,000,000 (2)	Federal Home Loan Banks 0001, 3.630%, (SOFRRATE + 0.010%), 8/21/2026	5,999,953	0.8
17,000,000 (2)	Federal Home Loan Banks 0002, 3.645%, (SOFRRATE + 0.025%), 9/16/2026	17,000,000	2.3
109,500,000 (2)	Federal Home Loan Banks 0003, 3.650%, (SOFRRATE + 0.030%), 9/17/2026	109,500,000	14.8
33,000,000 (2)	Federal Home Loan Banks 0005, 3.635%, (SOFRRATE + 0.015%), 9/14/2026	33,000,000	4.5

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
11,750,000 (1)	Freddie Mac Discount Notes RB, 3.520%, 7/21/2026	$11,726,239	1.6
		289,605,009	39.2
	Total U.S. Government Agency Debt
	(Cost $289,605,009)	289,605,009	39.2
U.S. TREASURY REPURCHASE AGREEMENTS: 18.6%
137,948,000	Deutsche Bank, Repurchase Agreement dated 6/30/2026, 3.640%, due 7/1/2026 $137,961,948 to be received upon repurchase (Collateralized by $408,374,728, various U.S. Treasuries, 0.000%, Market Value plus accrued interest $142,086,440 due 11/15/2036-08/15/2055)	137,948,000	18.6
	Total U.S. Treasury Repurchase Agreements
	(Cost $137,948,000)	137,948,000	18.6
	Total Investments in Securities
	(Cost $735,898,316)	$735,898,316	99.5
	Assets in Excess of Other Liabilities	3,550,975	0.5
	Net Assets	$739,449,291	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.

Reference Rate Abbreviations:

FEDL01	Federal Funds Effective Rate
SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$289,605,009	$—	$289,605,009
U.S. Treasury Debt	—	308,345,307	—	308,345,307
U.S. Treasury Repurchase Agreements	—	137,948,000	—	137,948,000
Total Investments, at fair value	$—	$735,898,316	$—	$735,898,316

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of June 30, 2026:

	U.S. Treasury	Fair Value of
	Repurchase	Non-Cash Collateral
	Agreements,	Received Including
Counterparty	at fair value	Accrued Interest(1)	Net Amount
Deutsche Bank	$137,948,000	$(137,948,000)	$—
Totals	$137,948,000	$(137,948,000)	$—

(1)	Collateral with a fair value of $142,086,440 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At June 30, 2026, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.2%
	Communication Services: 9.9%
499,761	Alphabet, Inc. - Class A	$178,599,589	6.5
121,171	Meta Platforms, Inc. - Class A	68,254,413	2.5
272,282	Walt Disney Co.	26,207,142	0.9
		273,061,144	9.9
	Consumer Discretionary: 8.8%
594,662 (1)	Amazon.com, Inc.	141,731,741	5.1
183,146 (1)	Brinker International, Inc.	30,768,528	1.1
225,235	TJX Cos., Inc.	34,123,102	1.2
165,126	Williams-Sonoma, Inc.	38,490,871	1.4
		245,114,242	8.8
	Consumer Staples: 4.4%
595,498	Coca-Cola Co.	48,396,122	1.7
215,476	Philip Morris International, Inc.	38,981,763	1.4
244,934	Procter & Gamble Co.	35,917,122	1.3
		123,295,007	4.4
	Energy: 3.2%
205,606	Chevron Corp.	34,081,251	1.2
695,951	Devon Energy Corp.	28,756,695	1.0
559,724	Schlumberger NV	26,021,569	1.0
		88,859,515	3.2
	Financials: 11.6%
284,107	American International Group, Inc.	21,174,495	0.8
107,656	Assurant, Inc.	28,908,866	1.0
268,103	JPMorgan Chase & Co.	87,758,155	3.2
155,347	PNC Financial Services Group, Inc.	38,249,538	1.4
219,984	State Street Corp.	37,309,286	1.3
452,173	Synchrony Financial	34,387,757	1.2
90,173	Travelers Cos., Inc.	29,767,911	1.1
125,639	Visa, Inc. - Class A	43,105,484	1.6
		320,661,492	11.6
	Health Care: 9.8%
187,762	AbbVie, Inc.	47,248,430	1.7
198,931 (1)	Align Technology, Inc.	33,551,702	1.2
88,582 (1)	Biogen, Inc.	19,139,027	0.7
326,897	Merck & Co., Inc.	42,006,265	1.5
54,420	Thermo Fisher Scientific, Inc.	27,284,011	1.0
89,330	UnitedHealth Group, Inc.	37,128,228	1.4
54,948 (1)	Vertex Pharmaceuticals, Inc.	27,294,320	1.0
97,772 (1)	Waters Corp.	36,668,411	1.3
		270,320,394	9.8
	Industrials: 8.7%
131,061 (1)	Boeing Co.	28,370,775	1.0
648,294	CSX Corp.	30,813,414	1.1
34,423	Cummins, Inc.	24,550,828	0.9
57,665 (1)	Dycom Industries, Inc.	29,154,847	1.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
948,414 (1)	Gates Industrial Corp. PLC	$26,527,139	1.0
44,848 (2)	Lennox International, Inc.	25,695,662	0.9
501,868	Leonardo DRS, Inc.	21,414,707	0.8
172,414	Raytheon Technologies Corp.	32,712,108	1.2
49,135 (1)	Saia, Inc.	20,693,697	0.7
		239,933,177	8.7
	Information Technology: 34.8%
708,715	Apple, Inc.	205,073,773	7.4
254,961	Broadcom, Inc.	96,311,518	3.5
728,452	Cisco Systems, Inc.	85,563,972	3.1
86,928 (1)	Coherent Corp.	34,290,488	1.2
399,486	GLOBALFOUNDRIES, Inc.	32,921,641	1.2
306,912	International Business Machines Corp.	86,306,724	3.1
462,030	Microchip Technology, Inc.	42,137,136	1.5
101,310	Micron Technology, Inc.	116,941,120	4.2
131,532	Microsoft Corp.	49,064,067	1.8
1,967,980	Nokia Oyj, ADR	26,134,774	0.9
554,914	NVIDIA Corp.	111,032,742	4.0
99,903 (1)	Onto Innovation, Inc.	37,808,290	1.4
18,270 (1)	Sandisk Corp.	41,541,047	1.5
		965,127,292	34.8
	Materials: 3.7%
542,546	Amcor PLC	23,519,369	0.9
421,796	Celanese Corp.	19,402,616	0.7
501,354	Freeport-McMoRan, Inc.	31,530,153	1.1
746,815	International Paper Co.	28,453,652	1.0
		102,905,790	3.7
	Real Estate: 2.1%
147,410	Extra Space Storage, Inc.	21,418,673	0.8
160,989	Welltower, Inc.	36,539,673	1.3
		57,958,346	2.1
	Utilities: 2.2%
300,390	Ameren Corp.	33,956,085	1.2
10,000,000 (3)(4)	Southern Energy	—	0.0
177,176	Vistra Corp.	28,105,429	1.0
		62,061,514	2.2
	Total Common Stock
	(Cost $2,088,783,513)	2,749,297,913	99.2

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.4%
1,079,915 (5)	Bank of Montreal, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,080,023, collateralized by various U.S. Government Agency Obligations, 4.000%-6.500%, Market Value plus accrued interest $ 1,101,513, due 09/20/53-06/20/56)	$1,079,915	0.0
677,429 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $677,497, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $690,978, due 06/30/27-01/15/35)	677,429	0.0
7,627 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $7,628, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $7,780, due 04/07/28-06/20/56)	7,627	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,007,627 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $3,007,928, collateralized by various U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $3,067,780, due 08/15/28-07/01/56)	$3,007,627	0.1
1,711,495 (5)	NatWest Markets Securities Inc, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,711,666, collateralized by various U.S. Government Agency Obligations, 4.500%-6.500%, Market Value plus accrued interest $1,745,725, due 10/01/43-06/01/54)	1,711,495	0.1
1,541,386 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,541,540, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,572,415, due 05/01/31-05/01/56)	1,541,386	0.1

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,929,950 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,930,143, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,968,549, due 05/31/31-05/01/56)	$1,929,950	0.1
	Total Repurchase Agreements
	(Cost $9,955,429)	9,955,429	0.4
	Time Deposits: 0.1%
311,106 (5)	Canadian Imperial Bank of Commerce, 3.630%, 07/01/2026	311,106	0.0
311,106 (5)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	311,106	0.0
311,106 (5)	DZ Bank AG, 3.610%, 07/01/2026	311,106	0.0
311,106 (5)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	311,106	0.0
311,106 (5)	Mizuho Bank Ltd., 3.620%, 07/01/2026	311,106	0.1
311,106 (5)	Royal Bank of Canada, 3.670%, 07/01/2026	311,106	0.0
311,106 (5)	Societe Generale S.A., 3.630%, 07/01/2026	311,106	0.0
311,106 (5)	Toronto-Dominion Bank, 3.630%, 07/01/2026	311,106	0.0
	Total Time Deposits
	(Cost $2,488,848)	2,488,848	0.1

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.5%
14,854,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560%
	(Cost $14,854,000)	$14,854,000	0.5

	Total Short-Term Investments
	(Cost $27,298,277)	$27,298,277	1.0
	Total Investments in Securities
	(Cost $2,116,081,790)	$2,776,596,190	100.2
	Liabilities in Excess of Other Assets	(6,216,220)	(0.2)
	Net Assets	$2,770,379,970	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$273,061,144	$—	$—	$273,061,144
Consumer Discretionary	245,114,242	—	—	245,114,242
Consumer Staples	123,295,007	—	—	123,295,007
Energy	88,859,515	—	—	88,859,515
Financials	320,661,492	—	—	320,661,492
Health Care	270,320,394	—	—	270,320,394
Industrials	239,933,177	—	—	239,933,177
Information Technology	965,127,292	—	—	965,127,292
Materials	102,905,790	—	—	102,905,790
Real Estate	57,958,346	—	—	57,958,346
Utilities	62,061,514	—	—	62,061,514
Total Common Stock	2,749,297,913	—	—	2,749,297,913
Short-Term Investments	14,854,000	12,444,277	—	27,298,277
Total Investments, at fair value	$2,764,151,913	$12,444,277	$—	$2,776,596,190

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2026, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy	11/30/2005	$—	$—
		$—	$—

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,123,767,952.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$693,178,391
Gross Unrealized Depreciation	(40,350,153)
Net Unrealized Appreciation	$652,828,238

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 25.4%
	Basic Materials: 0.3%
414,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	$422,475	0.1
211,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	214,557	0.0
200,000 (1)	Bond US Bidco 1, Inc./Bidco 2/Bidco 3/ German Bidco 1 GmbH/ German Bidco 2, 7.125%, 06/15/2033	202,065	0.0
155,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	157,203	0.0
140,000 (1)	Chemours Co., 7.875%, 03/15/2034	140,807	0.0
310,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	309,816	0.0
220,000 (1)	Commercial Metals Co., 6.000%, 12/15/2035	219,548	0.0
275,000 (1)	Novelis Corp., 4.750%, 01/30/2030	266,035	0.0
17,000	Nutrien Ltd., 5.875%, 12/01/2036	17,636	0.0
235,000 (1)	Olin Corp., 6.625%, 04/01/2033	232,337	0.0
213,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	215,244	0.0
350,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	337,552	0.1
524,000 (2)	Westlake Corp., 5.550%, 11/15/2035	519,702	0.1
		3,254,977	0.3
	Communications: 3.4%
625,000	Alphabet, Inc., 4.400%, 02/15/2033	611,763	0.1
115,000	Alphabet, Inc., 5.300%, 05/15/2065	105,548	0.0
430,000	Alphabet, Inc., 5.450%, 11/15/2055	412,489	0.1
275,000	Alphabet, Inc., 5.700%, 11/15/2075	264,179	0.0
358,000	Alphabet, Inc., 5.750%, 02/15/2066	354,440	0.1
423,000	Amazon.com, Inc., 4.250%, 03/13/2031	416,635	0.1
252,000	Amazon.com, Inc., 4.350%, 03/20/2033	245,371	0.0
626,000	Amazon.com, Inc., 4.550%, 03/13/2033	616,039	0.1
273,000	Amazon.com, Inc., 5.450%, 11/20/2055	258,307	0.0
592,000	Amazon.com, Inc., 5.550%, 11/20/2065	553,611	0.1
511,000	Amazon.com, Inc., 5.650%, 03/13/2046	506,152	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
370,000	Amazon.com, Inc., 5.800%, 03/13/2056	$367,898	0.1
373,000	Amazon.com, Inc., 6.050%, 03/13/2076	372,164	0.1
276,000	AppLovin Corp., 5.125%, 12/01/2029	278,340	0.0
349,000	AppLovin Corp., 5.375%, 12/01/2031	353,983	0.1
90,000	AT&T, Inc., 3.800%, 12/01/2057	60,114	0.0
221,000	AT&T, Inc., 4.550%, 11/01/2032	215,738	0.0
229,000	AT&T, Inc., 4.900%, 08/15/2037	218,532	0.0
271,000	AT&T, Inc., 6.050%, 08/15/2056	263,357	0.0
335,000	AT&T, Inc., 6.200%, 10/30/2056	331,380	0.0
510,000	AT&T, Inc., 6.300%, 10/30/2066	505,837	0.1
1,405,000 (1)	Beacon Point DC LLC, 6.129%, 11/30/2042	1,417,632	0.2
260,000 (1)	Beignet Investor LLC, 6.581%, 05/30/2049	265,369	0.0
445,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	393,166	0.1
300,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	255,053	0.0
121,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	107,842	0.0
395,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	252,033	0.0
96,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	62,032	0.0
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	134,397	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
253,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	$197,417	0.0
219,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	223,661	0.0
505,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.700%, 12/01/2055	481,639	0.1
147,000	Comcast Corp., 1.950%, 01/15/2031	129,921	0.0
243,000	Comcast Corp., 2.650%, 02/01/2030	226,335	0.0
65,000	Comcast Corp., 3.900%, 03/01/2038	55,081	0.0
105,000	Comcast Corp., 5.300%, 06/01/2034	105,446	0.0
345,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	351,553	0.0
200,000 (1)	GCI LLC, 4.750%, 10/15/2028	190,746	0.0
200,000 (1)	Gray Media, Inc., 7.250%, 08/15/2033	197,109	0.0
160,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	164,489	0.0
295,000 (1)	Match Group Holdings II LLC, 3.625%, 10/01/2031	265,603	0.0
170,000 (1)	Meridian Arc Holdco LLC, 6.250%, 04/30/2031	170,492	0.0
315,000	Meta Platforms, Inc., 4.550%, 05/15/2031	313,394	0.0
258,000	Meta Platforms, Inc., 4.600%, 11/15/2032	253,773	0.0
647,000	Meta Platforms, Inc., 5.400%, 08/15/2054	571,258	0.1
550,000	Meta Platforms, Inc., 5.500%, 11/15/2045	510,653	0.1
411,000	Meta Platforms, Inc., 5.550%, 08/15/2064	359,423	0.1
107,000	Meta Platforms, Inc., 5.625%, 11/15/2055	97,025	0.0
330,000	Meta Platforms, Inc., 5.750%, 11/15/2065	296,664	0.0
395,000	Meta Platforms, Inc., 6.200%, 05/15/2046	395,495	0.1
813,000	Meta Platforms, Inc., 6.300%, 05/15/2056	809,816	0.1
530,000	Meta Platforms, Inc., 6.450%, 05/15/2066	523,810	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
207,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	$209,284	0.0
250,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	254,610	0.0
213,000 (1)(2)	NBN Co. Ltd., 1.625%, 01/08/2027	209,899	0.0
200,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	178,237	0.0
511,000	Omnicom Group, Inc., 5.000%, 06/02/2033	502,137	0.1
27,000	Orange SA, 9.000%, 03/01/2031	31,541	0.0
175,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 6.000%, 06/15/2034	174,770	0.0
2,260,000 (1)	RD Michigan Property Owner I LLC, 7.500%, 03/30/2045	2,253,772	0.3
190,000 (1)(2)	Sirius XM Radio LLC, 5.875%, 04/15/2032	187,892	0.0
215,000 (1)	Snap, Inc., 6.875%, 03/15/2034	208,312	0.0
302,000 (1)	SoftBank Corp., 4.699%, 07/09/2030	298,565	0.0
648,000 (1)	Space Exploration Technologies Corp., 5.350%, 07/15/2031	646,478	0.1
483,000 (1)	Space Exploration Technologies Corp., 5.650%, 07/15/2033	480,260	0.1
530,000	Sprint Capital Corp., 6.875%, 11/15/2028	555,330	0.1
281,000	Sprint Capital Corp., 8.750%, 03/15/2032	331,112	0.0
155,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	149,612	0.0
150,000 (1)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	147,933	0.0
91,000	Time Warner Cable LLC, 5.500%, 09/01/2041	77,910	0.0
116,000	Time Warner Cable LLC, 5.875%, 11/15/2040	103,794	0.0
77,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	74,008	0.0
212,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	201,625	0.0
31,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	28,497	0.0
57,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	42,095	0.0
107,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	103,461	0.0
348,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	337,278	0.0
256,000	T-Mobile USA, Inc., 5.850%, 02/15/2056	247,651	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
238,000	Uber Technologies, Inc., 4.300%, 01/15/2030	$235,358	0.0
494,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	490,646	0.1
563,000 (2)	Uber Technologies, Inc., 5.350%, 09/15/2054	525,842	0.1
100,000	Verizon Communications, Inc., 1.750%, 01/20/2031	87,869	0.0
128,000	Verizon Communications, Inc., 2.355%, 03/15/2032	111,888	0.0
98,000	Verizon Communications, Inc., 2.550%, 03/21/2031	88,992	0.0
144,000	Verizon Communications, Inc., 4.812%, 03/15/2039	134,038	0.0
580,000	Verizon Communications, Inc., 5.875%, 11/30/2055	563,089	0.1
445,000	Verizon Communications, Inc., 6.000%, 11/30/2065	431,646	0.1
245,000 (1)	Versant Media Group, Inc., 7.250%, 01/30/2031	253,623	0.0
200,000 (1)	Viasat, Inc., 5.625%, 04/15/2027	200,195	0.0
350,000 (1)	Vmed O2 UK Financing I PLC, 6.750%, 01/15/2033	296,671	0.0
560,000	Vodafone Group PLC, 5.350%, 06/18/2036	555,566	0.1
775,000	Vodafone Group PLC, 6.100%, 06/18/2056	761,766	0.1
195,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	204,938	0.0
		30,068,394	3.4

	Consumer, Cyclical: 2.2%
210,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	198,371	0.0
265,000 (1)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	274,841	0.0
22,627	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	22,303	0.0
8,223	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	8,115	0.0
442,856	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	429,983	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
10,430	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	$10,108	0.0
377,070	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	363,201	0.1
250,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	247,135	0.0
267,000	American Honda Finance Corp., 4.700%, 01/12/2028	267,513	0.0
254,000	American Honda Finance Corp., 5.150%, 07/09/2032	254,579	0.0
189,000	American Honda Finance Corp., 5.650%, 11/15/2028	193,043	0.0
125,000	AutoZone, Inc., 6.250%, 11/01/2028	129,447	0.0
340,000	Bath & Body Works, Inc., 6.750%,07/01/2036	340,920	0.1
154,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	155,172	0.0
210,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	216,782	0.0
115,951 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	115,870	0.0
616,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	579,111	0.1
611,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	605,759	0.1
100,000 (1)	Gaia Purchaser, Inc., 7.625%, 07/15/2033	101,209	0.0
263,000	General Motors Co., 6.250%, 04/15/2035	275,725	0.0
57,000	General Motors Co., 6.250%, 10/02/2043	57,350	0.0
943,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	945,626	0.1
921,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	940,067	0.1
355,000 (2)	General Motors Financial Co., Inc., 5.900%, 01/07/2035	365,060	0.1
92,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	96,026	0.0
296,000	General Motors Financial Co., Inc., 6.150%, 07/15/2035	308,610	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
428,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	$425,459	0.1
318,000 (2)	Honda Motor Co. Ltd., 5.337%, 07/08/2035	318,101	0.0
127,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	128,943	0.0
257,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	259,014	0.0
285,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	288,400	0.0
305,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	309,651	0.0
282,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	286,855	0.0
681,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	699,479	0.1
301,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	312,537	0.0
220,000 (1)	Light & Wonder International, Inc., 6.250%, 10/01/2033	218,902	0.0
20,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	15,542	0.0
441,000	Lowe's Cos., Inc., 4.500%, 10/15/2032	431,788	0.1
18,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	17,770	0.0
370,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	333,034	0.1
388,000	Marriott International, Inc., 4.500%, 10/15/2031	383,023	0.1
159,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	146,173	0.0
389,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	390,090	0.1
330,000	MGM Resorts International, 6.500%, 04/15/2032	330,247	0.1
175,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	174,730	0.0
95,000 (2)	Newell Brands, Inc., 6.625%, 05/15/2032	96,254	0.0
60,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	62,718	0.0
175,000 (1)	Pioneer Opco LLC, 7.000%, 05/15/2033	178,300	0.0
260,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 04/01/2032	265,789	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
215,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	$183,918	0.0
145,000 (1)	Somnigroup International, Inc., 3.875%, 10/15/2031	133,357	0.0
105,000 (1)	Somnigroup International, Inc., 4.000%, 04/15/2029	101,291	0.0
345,000	Sony Group Corp., 5.089%, 06/30/2036	345,120	0.1
285,000 (1)(2)	Station Casinos LLC, 6.625%, 03/15/2032	289,590	0.0
250,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	249,955	0.0
289,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	290,782	0.0
83,389	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	84,417	0.0
372,129	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	371,914	0.1
487,295	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	469,529	0.1
185,000 (1)	Victoria's Secret & Co., 4.625%, 07/15/2029	180,285	0.0
290,000 (1)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	288,322	0.0
295,000 (1)	Volkswagen Group of America Finance LLC, 4.850%, 09/11/2030	292,927	0.0
699,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	704,856	0.1
759,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	763,859	0.1
354,000 (1)(2)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	372,762	0.1
150,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	158,720	0.0
200,000 (1)	Whirlpool Corp., 7.875%, 07/01/2034	201,320	0.0
340,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	341,461	0.1
		19,399,110	2.2

	Consumer, Non-cyclical: 2.8%
410,000	Abbott Laboratories, 5.500%, 03/15/2056	401,826	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
205,000	Abbott Laboratories, 5.600%, 03/15/2066	$201,036	0.0
282,000	AbbVie, Inc., 5.600%, 03/15/2055	279,781	0.0
511,000	AbbVie, Inc., 5.650%, 03/15/2066	505,833	0.1
260,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.750%, 03/31/2034	247,935	0.0
170,000 (1)	Allied Universal Holdco LLC, 7.875%, 02/15/2031	177,806	0.0
262,000	Altria Group, Inc., 6.200%, 11/01/2028	271,099	0.0
13,000	Amgen, Inc., 2.300%, 02/25/2031	11,722	0.0
53,000	Amgen, Inc., 2.450%, 02/21/2030	49,165	0.0
67,000	Amgen, Inc., 3.150%, 02/21/2040	52,268	0.0
43,000	Amgen, Inc., 5.250%, 03/02/2030	43,820	0.0
232,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	232,548	0.0
12,000	BAT Capital Corp., 3.557%, 08/15/2027	11,885	0.0
267,000	BAT Capital Corp., 4.390%, 08/15/2037	244,310	0.0
100,000	BAT Capital Corp., 5.834%, 02/20/2031	104,198	0.0
68,000	BAT Capital Corp., 7.079%, 08/02/2043	75,785	0.0
346,000	Becton Dickinson & Co., 4.693%, 02/13/2028	346,663	0.1
245,000 (1)	Brink's Co., 6.750%, 06/15/2032	250,562	0.0
235,000	Campbell Soup Co., 2.375%, 04/24/2030	213,169	0.0
423,000	Cardinal Health, Inc., 4.700%, 11/15/2026	423,670	0.1
154,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	135,148	0.0
97,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	88,602	0.0
475,000	Centene Corp., 3.000%, 10/15/2030	430,163	0.1
185,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	174,694	0.0
293,000	Cigna Group, 2.375%, 03/15/2031	263,847	0.0
356,000	Cigna Group, 4.800%, 08/15/2038	337,572	0.1
685,000	Cigna Group, 5.250%, 01/15/2036	687,006	0.1
653,000	Cigna Group, 5.600%, 02/15/2054	633,924	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
304,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	$309,650	0.0
110,000	CVS Health Corp., 1.750%, 08/21/2030	97,618	0.0
186,000	CVS Health Corp., 4.125%, 04/01/2040	159,214	0.0
415,000	CVS Health Corp., 4.780%, 03/25/2038	389,258	0.1
47,000	CVS Health Corp., 5.050%, 03/25/2048	41,540	0.0
22,000 (2)	CVS Health Corp., 6.000%, 06/01/2063	21,512	0.0
40,000	CVS Health Corp., 6.250%, 09/15/2065	40,429	0.0
8,411	CVS Pass-Through Trust, 6.943%, 01/10/2030	8,626	0.0
325,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	315,046	0.1
510,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	513,563	0.1
221,000	Elevance Health, Inc., 4.600%, 09/15/2032	217,221	0.0
228,000	Elevance Health, Inc., 4.950%, 11/01/2031	228,906	0.0
143,000	Elevance Health, Inc., 5.200%, 02/15/2035	143,356	0.0
225,000 (1)	Embecta Corp., 5.000%, 02/15/2030	175,334	0.0
396,000 (1)	EMD Finance LLC, 4.625%, 10/15/2032	388,922	0.1
150,000	Equifax, Inc., 3.100%, 05/15/2030	140,843	0.0
185,000 (1)	EquipmentShare. com, Inc., 7.125%, 07/01/2034	182,001	0.0
155,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	156,456	0.0
315,000 (1)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	328,626	0.1
150,000	Global Payments, Inc., 4.450%, 06/01/2028	148,757	0.0
59,000	HCA, Inc., 2.375%, 07/15/2031	52,382	0.0
40,000	HCA, Inc., 3.375%, 03/15/2029	38,662	0.0
314,000	HCA, Inc., 3.500%, 09/01/2030	297,959	0.0
61,000	HCA, Inc., 4.375%, 03/15/2042	51,686	0.0
628,000	HCA, Inc., 4.500%, 02/15/2027	627,794	0.1
170,000	HCA, Inc., 5.125%, 06/15/2039	162,133	0.0
340,000	HCA, Inc., 5.300%, 05/15/2036	337,887	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
182,000	HCA, Inc., 5.450%, 04/01/2031	$186,021	0.0
43,000	HCA, Inc., 6.000%, 04/01/2054	42,506	0.0
434,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	437,818	0.1
165,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	172,137	0.0
185,000	Humana, Inc., 5.375%, 04/15/2031	187,561	0.0
524,000	Icon Investments Six DAC, 5.849%, 05/08/2029	535,525	0.1
524,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	535,457	0.1
203,000 (1)	Japan Tobacco, Inc., 5.250%, 06/15/2030	206,800	0.0
170,000	Kenvue, Inc., 4.850%, 05/22/2032	170,959	0.0
223,000	Kroger Co., 5.500%, 09/15/2054	209,313	0.0
292,000	Kroger Co., 5.650%, 09/15/2064	273,924	0.0
154,000 (2)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	151,713	0.0
167,000	Laboratory Corp. of America Holdings, 4.800%, 10/01/2034	162,789	0.0
215,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	224,066	0.0
169,000 (1)	Mars, Inc., 5.000%, 03/01/2032	170,238	0.0
423,000 (1)	Mars, Inc., 5.200%, 03/01/2035	424,825	0.1
282,000 (1)	Mars, Inc., 5.700%, 05/01/2055	278,013	0.0
253,000	McKesson Corp., 4.950%, 05/30/2032	255,245	0.0
443,000	Merck & Co., Inc., 4.450%, 12/04/2032	436,169	0.1
490,000	Novartis Capital Corp., 4.600%, 03/18/2033	485,630	0.1
358,000 (2)	Novartis Capital Corp., 5.600%, 03/18/2046	361,675	0.1
405,000	Novartis Capital Corp., 5.700%, 03/18/2056	412,994	0.1
185,000 (1)	Performance Food Group, Inc., 5.625%, 03/01/2034	181,704	0.0
230,000 (2)	Perrigo Finance Unlimited Co., 6.125%, 09/30/2032	219,828	0.0
376,000	Philip Morris International, Inc., 4.750%, 11/01/2031	377,361	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
341,000	Philip Morris International, Inc., 4.875%, 02/13/2029	$343,634	0.1
395,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	392,158	0.1
150,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	146,515	0.0
57,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	52,104	0.0
58,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	54,355	0.0
366,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	365,947	0.1
118,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	127,595	0.0
81,000	Reynolds American, Inc., 5.850%, 08/15/2045	79,834	0.0
354,000	Royalty Pharma PLC, 1.750%, 09/02/2027	342,960	0.1
238,000	Royalty Pharma PLC, 2.200%, 09/02/2030	215,136	0.0
84,000	S&P Global, Inc., 1.250%, 08/15/2030	73,415	0.0
150,000 (1)(2)	Select Medical Corp., 6.250%, 12/01/2032	145,815	0.0
155,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	149,843	0.0
188,000	Solventum Corp., 5.450%, 03/13/2031	192,505	0.0
205,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	212,813	0.0
278,000	Stryker Corp., 4.850%, 02/10/2030	280,137	0.0
245,000 (1)(2)	Tenet Healthcare Corp., 6.000%, 11/15/2033	247,318	0.0
278,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	282,309	0.0
199,000	Tyson Foods, Inc., 5.400%, 03/15/2029	202,822	0.0
35,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	25,874	0.0
102,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	84,044	0.0
133,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	134,254	0.0
52,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	48,683	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
238,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	$232,676	0.0
137,000	Universal Health Services, Inc., 4.625%, 10/15/2029	135,348	0.0
107,000	Viatris, Inc., 2.700%, 06/22/2030	97,681	0.0
145,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	150,053	0.0
280,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	286,067	0.0
180,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	172,034	0.0
		24,845,618	2.8

	Energy: 1.4%
203,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	198,865	0.0
300,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	306,569	0.1
421,000	APA Corp., 6.750%, 02/15/2055	439,675	0.1
142,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	140,437	0.0
51,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	46,536	0.0
191,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	193,105	0.0
8,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	7,738	0.0
100,000 (1)	CNX Resources Corp., 7.250%, 03/01/2032	103,079	0.0
378,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	378,866	0.1
160,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	161,390	0.0
250,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.875%, 06/01/2034	248,968	0.0
161,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	167,426	0.0
290,000	Devon Energy Corp., 5.200%, 09/15/2034	290,393	0.0
82,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	80,058	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
191,000 (3)	Enbridge U S, Inc. 20-A, 5.750%, 07/15/2080	$192,220	0.0
150,000	Energy Transfer L.P., 3.750%, 05/15/2030	144,497	0.0
27,000	Energy Transfer L.P., 4.900%, 03/15/2035	26,294	0.0
185,000	Energy Transfer L.P., 5.200%, 04/01/2030	187,836	0.0
148,000	Energy Transfer L.P., 5.300%, 04/01/2044	135,356	0.0
393,000 (2)	Energy Transfer L.P., 5.350%, 01/15/2036	391,559	0.1
77,000	Energy Transfer L.P., 5.350%, 05/15/2045	70,022	0.0
67,000	Energy Transfer L.P., 5.800%, 06/15/2038	68,384	0.0
91,000	Energy Transfer L.P., 6.050%, 09/01/2054	88,487	0.0
383,000	Energy Transfer L.P., 6.300%, 01/15/2056	378,196	0.1
750,000 (1)	Eni SpA, 5.250%, 05/18/2036	737,855	0.1
407,000 (3)	Enterprise Products Operating LLC D, 6.897%, (TSFR3M + 3.248%), 08/16/2077	407,113	0.1
389,000	EOG Resources, Inc., 5.000%, 07/15/2032	391,612	0.1
262,000	EOG Resources, Inc., 5.350%, 01/15/2036	264,924	0.0
787,000	Equinor ASA, 4.500%, 09/03/2030	785,124	0.1
155,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	161,484	0.0
250,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	259,064	0.0
66,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	59,746	0.0
84,000	Kinder Morgan Energy Partners L.P., 5.400%,09/01/2044	79,088	0.0
357,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	359,775	0.1
222,000 (2)	MPLX L.P., 5.000%, 01/15/2033	220,630	0.0
152,000	MPLX L.P., 5.300%, 04/01/2036	149,910	0.0
200,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	202,656	0.0
160,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	166,107	0.0
33,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	35,240	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
82,000	ONEOK Partners L.P., 6.200%, 09/15/2043	$83,832	0.0
268,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	266,264	0.0
90,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	83,729	0.0
214,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	216,471	0.0
175,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	182,456	0.0
250,000 (1)	Sunoco L.P., 5.875%, 03/15/2034	246,721	0.0
378,000	Targa Resources Corp., 5.400%, 07/30/2036	376,641	0.1
43,000	Targa Resources Corp., 6.250%, 07/01/2052	43,732	0.0
168,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	167,421	0.0
291,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	301,369	0.0
98,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	93,081	0.0
808,000	Valero Energy Corp., 5.150%, 03/10/2036	795,671	0.1
340,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	354,043	0.1
90,000 (1)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	93,820	0.0
130,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	137,902	0.0
430,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	437,065	0.1
302,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	300,509	0.0
129,000	Williams Cos., Inc., 4.900%, 03/15/2029	129,798	0.0
		13,036,809	1.4

	Financial: 8.5%
200,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	179,999	0.0
215,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	204,062	0.0
238,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	239,282	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
220,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	$219,672	0.0
410,000 (3)	American Express Co., 4.351%, 07/20/2029	407,959	0.1
90,000 (3)	American Express Co., 4.456%, 02/10/2032	88,695	0.0
11,000 (2)(3)	American Express Co., 5.016%, 04/25/2031	11,114	0.0
175,000 (3)	American Express Co., 5.085%, 01/30/2031	177,131	0.0
286,000 (3)	American Express Co., 5.098%, 02/16/2028	287,163	0.0
166,000 (3)	American Express Co., 5.282%, 07/27/2029	168,214	0.0
34,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	31,595	0.0
144,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	143,001	0.0
280,000	American International Group, Inc., 3.400%, 06/30/2030	266,323	0.0
60,000	American Tower Corp., 2.700%, 04/15/2031	54,614	0.0
60,000	American Tower Corp., 3.600%, 01/15/2028	59,162	0.0
182,000	American Tower Corp., 3.650%, 03/15/2027	181,010	0.0
112,000	American Tower Corp., 5.250%, 07/15/2028	113,339	0.0
88,000	American Tower Corp., 5.500%, 03/15/2028	89,271	0.0
221,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	226,924	0.0
280,000	Aon North America, Inc., 5.150%, 03/01/2029	283,949	0.0
48,000	Arthur J Gallagher & Co., 5.550%, 02/15/2055	45,529	0.0
688,000	Assurant, Inc., 5.550%, 02/15/2036	685,401	0.1
400,000	Athene Holding Ltd., 6.250%, 04/01/2054	368,845	0.1
292,000	Athene Holding Ltd., 6.625%, 05/19/2055	284,173	0.0
460,000 (1)	Atlas Warehouse Lending Co. L.P., 4.625%, 11/15/2028	453,895	0.1
704,000 (1)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	713,330	0.1
600,000	Banco Santander SA, 5.439%, 07/15/2031	614,919	0.1
400,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	407,686	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
74,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	$65,385	0.0
170,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	151,352	0.0
290,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	267,646	0.0
259,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	234,658	0.0
1,267,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	1,245,998	0.2
60,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	59,601	0.0
245,000 (3)	Bank of America Corp., 4.456%, 02/06/2032	240,745	0.0
300,000 (3)	Bank of America Corp., 4.477%, 04/23/2030	298,147	0.0
3,486,000 (3)	Bank of America Corp., 5.489%, 04/23/2037	3,473,513	0.4
189,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	193,076	0.0
380,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	397,312	0.1
612,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	606,247	0.1
470,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	447,627	0.1
57,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	52,684	0.0
434,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	429,136	0.1
311,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	280,794	0.0
87,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	86,084	0.0
972,000 (3)	Bank of Montreal, 4.640%, 09/10/2030	969,568	0.1
259,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	257,359	0.0
125,000 (3)	Bank of Nova Scotia, 4.904%, 06/05/2032	124,720	0.0
409,000 (1)	Banque Federative du Credit Mutuel SA, 4.591%, 10/16/2028	408,491	0.1
172,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	162,025	0.0
210,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	180,751	0.0
56,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	52,037	0.0
575,000 (1)(3)	BNP Paribas SA, 7.200%, 10/17/2174	578,853	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
735,000(1)	BPCE SA, 5.281%, 05/30/2029	$747,046	0.1
371,000(1)(2)(3)	BPCE SA, 5.716%, 01/18/2030	378,473	0.1
271,000	Brown & Brown, Inc., 4.900%, 06/23/2030	270,661	0.0
221,000(1)(3)	CaixaBank SA, 5.673%, 03/15/2030	225,999	0.0
264,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	260,420	0.0
480,000(1)	CIMIC Finance Ltd., 6.000%, 04/22/2036	473,408	0.1
434,000(1)	CNO Global Funding, 5.875%, 06/04/2027	438,965	0.1
490,000(3)	CoBank ACB M, 7.125%, 01/01/2175	497,833	0.1
444,000(1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	441,192	0.1
69,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	64,780	0.0
246,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	257,372	0.0
695,000(1)(3)	Credit Agricole SA, 4.818%, 09/25/2033	681,466	0.1
320,000(1)(3)	Credit Agricole SA, 5.222%, 05/27/2031	322,673	0.0
143,000	Crown Castle, Inc., 2.100%, 04/01/2031	125,812	0.0
38,000	Crown Castle, Inc., 2.500%, 07/15/2031	33,774	0.0
136,000	Crown Castle, Inc., 2.900%, 03/15/2027	134,539	0.0
150,000	Crown Castle, Inc., 3.300%, 07/01/2030	141,380	0.0
401,000	Crown Castle, Inc., 4.800%, 09/01/2028	402,244	0.1
336,000	Crown Castle, Inc., 4.900%, 09/01/2029	337,347	0.0
56,000	Crown Castle, Inc., 5.100%, 05/01/2033	55,556	0.0
201,000	Crown Castle, Inc., 5.600%, 06/01/2029	205,519	0.0
96,000	Crown Castle, Inc., 5.800%, 03/01/2034	98,672	0.0
232,000	CubeSmart L.P., 2.250%, 12/15/2028	219,134	0.0
270,000(1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	268,581	0.0
425,000(1)(3)	Danske Bank A/S, 4.999%, 03/27/2032	424,996	0.1
345,000(1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	352,962	0.0
719,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	734,938	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
350,000 (1)(3)	DNB Bank ASA, 4.832%, 03/30/2032	$348,843	0.0
271,000 (1)(3)	DNB Bank ASA, 4.853%, 11/05/2030	272,363	0.0
328,000 (1)	EQT AB, 5.850%, 05/08/2035	329,798	0.0
447,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	448,744	0.1
533,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	527,492	0.1
196,000	Extra Space Storage L.P., 3.900%, 04/01/2029	192,113	0.0
165,000	Extra Space Storage L.P., 4.000%, 06/15/2029	161,825	0.0
140,000	Extra Space Storage L.P., 5.350%, 01/15/2035	140,942	0.0
736,000 (1)	Fairfax Financial Holdings Ltd., 6.200%, 06/08/2056	734,748	0.1
641,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	651,666	0.1
175,000 (1)	First Eagle Holdings, Inc., 7.250%, 08/15/2032	176,382	0.0
387,000	First Industrial L.P., 5.250%, 01/15/2031	389,639	0.1
215,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	216,447	0.0
195,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	201,854	0.0
387,000 (1)	Gabx Leasing LLC, 5.300%, 04/15/2036	384,271	0.1
568,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	557,455	0.1
81,000 (3)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	79,488	0.0
156,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	156,584	0.0
276,000 (3)	Goldman Sachs Group, Inc., 5.425%, 06/03/2037	277,053	0.0
233,000 (3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	236,726	0.0
169,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	173,226	0.0
9,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	9,337	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
745,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 6.038%, (TSFR3M + 2.387%), 02/12/2067	$733,451	0.1
645,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	611,666	0.1
315,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	284,767	0.0
285,000 (3)	HSBC Holdings PLC, 4.619%, 11/06/2031	281,023	0.0
333,000 (3)	HSBC Holdings PLC, 5.279%, 03/10/2037	329,251	0.0
267,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	269,354	0.0
1,321,000 (3)	Huntington Bancshares, Inc., 5.605%, 01/28/2041	1,295,587	0.2
399,000 (3)	Huntington National Bank, 4.871%, 04/12/2028	399,834	0.1
80,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	78,997	0.0
867,000 (3)	ING Groep NV, 5.420%, 03/23/2037	869,469	0.1
278,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	252,330	0.0
251,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	216,896	0.0
512,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	484,794	0.1
38,000	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	36,182	0.0
140,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	142,875	0.0
160,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	161,753	0.0
325,000 (1)	Jane Street Group / JSG Finance, Inc., 6.750%, 05/01/2033	334,396	0.0
115,000 (3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	101,315	0.0
77,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	67,793	0.0
91,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	89,109	0.0
88,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	82,665	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
245,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	$240,985	0.0
110,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	106,994	0.0
488,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	485,305	0.1
306,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	304,688	0.0
255,000 (3)	JPMorgan Chase & Co., 4.622%, 04/23/2032	252,113	0.0
808,000 (3)	JPMorgan Chase & Co., 4.810%, 10/22/2036	785,863	0.1
241,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	242,666	0.0
237,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	238,634	0.0
1,448,000 (3)	JPMorgan Chase & Co., 5.148%, 04/23/2037	1,438,118	0.2
140,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	141,187	0.0
359,000 (3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	369,223	0.1
125,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	127,756	0.0
140,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	145,675	0.0
484,000 (3)	KeyCorp, 5.305%, 01/28/2037	477,086	0.1
310,000 (3)	KeyCorp Capital I, 4.727%, (TSFR3M + 1.002%), 07/01/2028	305,545	0.0
21,000	Kite Realty Group L.P., 4.000%, 10/01/2026	20,974	0.0
528,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	563,740	0.1
284,000	LPL Holdings, Inc., 5.150%, 06/15/2030	284,992	0.0
229,000	LPL Holdings, Inc., 5.700%, 05/20/2027	230,779	0.0
276,000	LPL Holdings, Inc., 5.750%, 06/15/2035	276,808	0.0
365,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	366,204	0.1
226,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	227,873	0.0
453,000 (3)	M&T Bank Corp., 3.500%, 12/31/2199	451,330	0.1
1,263,000 (3)	M&T Bank Corp., 5.400%, 07/30/2035	1,261,732	0.2
405,000	Main Street Capital Corp., 6.950%, 03/01/2029	416,598	0.1
124,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	126,784	0.0
420,000 (3)	Mitsubishi UFJ Financial Group, Inc., 4.505%, 01/14/2032	412,987	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
421,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	$426,332	0.1
656,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.615%, 04/24/2036	671,876	0.1
158,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	156,303	0.0
172,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	149,248	0.0
35,000 (3)	Morgan Stanley, 4.708%, 03/12/2032	34,576	0.0
170,000 (3)	Morgan Stanley, 4.809%, 04/16/2032	168,714	0.0
171,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	172,217	0.0
654,000 (3)	Morgan Stanley, 5.073%, 01/30/2037	639,805	0.1
676,000 (3)	Morgan Stanley, 5.296%, 04/10/2037	672,895	0.1
457,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	469,366	0.1
100,000 (3)	Morgan Stanley, MTN, 1.928%, 04/28/2032	86,966	0.0
70,000 (3)	Morgan Stanley I, 4.133%, 10/18/2029	69,052	0.0
524,000	National Bank of Canada, 5.600%, 12/18/2028	536,529	0.1
598,000	National Health Investors, Inc., 5.350%, 02/01/2033	592,292	0.1
205,000 (1)	Nationwide Building Society, 4.351%, 09/30/2030	201,262	0.0
389,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	391,594	0.1
246,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	255,206	0.0
558,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	568,558	0.1
495,000 (1)	Nippon Life Insurance Co., 4.748%, 04/02/2031	493,127	0.1
249,000	NNN REIT, Inc., 4.600%, 02/15/2031	246,783	0.0
473,000 (3)	Northern Trust Corp., 5.117%, 11/19/2040	462,631	0.1
227,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	230,760	0.0
582,000	Old Republic International Corp., 5.700%, 06/01/2036	584,320	0.1
220,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	221,126	0.0
195,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	194,494	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
230,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	$235,632	0.0
32,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	27,433	0.0
10,000 (3)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	10,097	0.0
329,000 (3)	PNC Financial Services Group, Inc., 5.423%, 01/25/2041	323,415	0.0
211,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	222,418	0.0
426,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	432,095	0.1
79,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	80,398	0.0
717,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	697,537	0.1
586,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	509,373	0.1
79,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	80,366	0.0
278,000	RLI Corp., 5.375%, 06/01/2036	269,955	0.0
145,000 (1)	Rocket Cos., Inc., 6.125%, 08/01/2031	148,197	0.0
245,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	249,463	0.0
220,000 (3)	Royal Bank of Canada, 4.612%, 05/03/2032	217,566	0.0
349,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	348,304	0.0
204,000 (2)(3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	205,621	0.0
205,000 (3)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	207,526	0.0
86,000	Sabra Health Care L.P., 3.200%, 12/01/2031	78,011	0.0
248,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	245,167	0.0
60,000 (3)	SLM Corp., 6.495%, 05/15/2032	60,006	0.0
520,000 (1)(3)	Sompo Holdings, Inc., 5.411%, 04/22/2037	510,739	0.1
185,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	189,275	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
617,000 (3)	State Street Corp., 3.031%, 11/01/2034	$579,954	0.1
263,000 (3)	State Street Corp., 4.675%, 10/22/2032	261,460	0.0
164,000	State Street Corp., 4.729%, 02/28/2030	165,197	0.0
449,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	427,268	0.1
355,000 (3)	Sumitomo Mitsui Financial Group, Inc., 4.494%, 01/15/2032	348,561	0.0
397,000	Sumitomo Mitsui Financial Group, Inc., 5.240%, 04/15/2030	403,436	0.1
495,000 (3)	Sumitomo Mitsui Financial Group, Inc., 5.334%, 03/03/2041	482,117	0.1
327,000	Sumitomo Mitsui Financial Group, Inc., 5.454%, 01/15/2032	334,899	0.0
141,000 (1)	Symetra Life Insurance Co., 6.550%, 10/01/2055	144,973	0.0
217,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	221,763	0.0
352,000	TPG Operating Group II L.P., 4.875%, 05/15/2031	347,381	0.0
1,055,000 (3)	Truist Financial Corp., 4.576%, (TSFR3M + 0.912%), 03/15/2028	1,043,402	0.1
450,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	457,573	0.1
909,000 (1)(3)	UBS Group AG, 5.379%, 09/06/2045	868,881	0.1
298,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	320,886	0.0
908,000 (3)	US Bancorp, 5.723%, 05/20/2041	911,259	0.1
155,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	162,204	0.0
510,000 (3)	Wells Fargo & Co., 4.577%, 05/20/2029	508,825	0.1
808,000 (3)	Wells Fargo & Co., 4.960%, 01/23/2037	789,130	0.1
41,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	41,805	0.0
89,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	91,269	0.0
61,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	65,863	0.0
55,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	54,547	0.0
216,000 (3)	Wells Fargo & Co. GG, 6.125%, 12/31/2199	218,657	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
165,000 (1)	WS Escrow LLC, 7.750%, 06/01/2033	$169,552	0.0
505,000 (1)	Wynnton Funding Trust, 5.251%, 08/15/2035	499,472	0.1
846,000 (1)	Wynnton Funding Trust II, 5.991%, 08/15/2055	845,749	0.1
		75,769,659	8.5

	Industrial: 1.8%
246,000	AGCO Corp., 5.450%, 03/21/2027	247,410	0.0
147,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	149,995	0.0
155,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	162,078	0.0
205,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	214,010	0.0
416,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	420,265	0.1
505,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	512,019	0.1
450,000	Berry Global, Inc., 1.650%, 01/15/2027	443,297	0.1
96,000	Boeing Co., 5.930%, 05/01/2060	94,501	0.0
39,000	Boeing Co., 6.858%, 05/01/2054	43,864	0.0
232,000	Boeing Co., 7.008%, 05/01/2064	264,076	0.0
265,000 (1)	Bombardier, Inc., 7.250%, 07/01/2031	277,607	0.0
543,000	Canadian National Railway Co., 4.200%, 03/12/2031	532,224	0.1
127,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	120,446	0.0
138,000	Carrier Global Corp., 2.722%, 02/15/2030	129,065	0.0
260,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	260,252	0.0
418,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	422,171	0.1
431,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	439,392	0.1
373,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	378,377	0.1
340,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	348,019	0.1
240,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	232,493	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
25,000	FedEx Corp., 4.550%, 04/01/2046	$21,849	0.0
696,000	Flex Ltd., 5.250%, 01/15/2032	699,219	0.1
184,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	175,654	0.0
241,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	228,448	0.0
250,000 (1)	FTAI Aviation Investors LLC, 7.000%, 06/15/2032	258,715	0.0
84,000	GATX Corp., 4.000%, 06/30/2030	81,875	0.0
170,000 (1)	GFL Environmental Holdings US, Inc., 5.500%, 02/01/2034	166,488	0.0
106,000	GXO Logistics, Inc., 6.250%, 05/06/2029	109,611	0.0
449,000	HEICO Corp., 5.250%, 08/01/2028	454,316	0.1
436,000 (1)	Honeywell Aerospace, Inc., 5.732%, 03/16/2056	436,287	0.1
375,000 (1)	Honeywell Aerospace, Inc., 5.852%, 03/16/2066	378,136	0.1
20,000	Honeywell International, Inc., 4.750%, 02/01/2032	19,976	0.0
150,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	146,887	0.0
245,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	240,768	0.0
65,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	66,220	0.0
196,000	Jacobs Solutions, Inc., 4.750%, 03/03/2031	194,326	0.0
255,000	Jacobs Solutions, Inc., 5.375%, 03/03/2036	250,898	0.0
75,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	76,839	0.0
26,000	Norfolk Southern Corp., 5.050%, 08/01/2030	26,419	0.0
17,000	Norfolk Southern Corp., 5.950%, 03/15/2064	17,236	0.0
195,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	192,950	0.0
510,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	516,463	0.1
307,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	310,801	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
754,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	$764,015	0.1
170,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	173,682	0.0
265,000	Ryder System, Inc., 5.000%, 03/15/2030	267,566	0.0
196,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	197,524	0.0
235,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	238,096	0.0
41,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	41,866	0.0
299,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	305,888	0.0
249,000 (2)	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	253,335	0.0
165,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	174,067	0.0
175,000 (1)	Solaris Energy Infrastructure LLC, 6.375%, 05/15/2031	177,042	0.0
216,000	Sonoco Products Co., 4.600%, 09/01/2029	214,748	0.0
85,000 (1)	Standard Building Solutions, Inc., 6.500%, 08/15/2032	85,569	0.0
310,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	294,652	0.0
215,000 (1)	Terex Corp., 6.250%, 10/15/2032	217,909	0.0
190,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	195,021	0.0
360,000	Vertiv Holdings Co., 5.650%, 03/15/2046	352,417	0.1
215,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	220,545	0.0
235,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	235,250	0.0
375,000	WRKCo, Inc., 4.200%, 06/01/2032	360,027	0.1
416,000 (1)	WSP Global, Inc., 5.039%, 09/18/2031	413,260	0.1
		15,944,421	1.8
	Technology: 2.6%
613,000	Accenture Capital, Inc., 4.250%, 10/04/2031	598,326	0.1
205,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	211,281	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
416,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	$405,986	0.1
338,000	Broadcom, Inc., 2.450%, 02/15/2031	305,884	0.1
564,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	472,751	0.1
245,000	Broadcom, Inc., 4.800%, 10/15/2034	239,891	0.0
271,000	Broadcom, Inc., 4.900%, 07/15/2032	271,955	0.0
194,000	Broadcom, Inc., 5.050%, 04/15/2030	196,915	0.0
154,000	Broadcom, Inc., 5.150%, 11/15/2031	156,735	0.0
76,000	Broadcom, Inc., 5.200%, 04/15/2032	77,462	0.0
190,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	192,816	0.0
292,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	289,729	0.0
181,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	180,779	0.0
285,000 (1)	Cloud Software Group, Inc., 8.250%, 06/30/2032	267,320	0.0
296,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	297,156	0.0
140,000 (1)(2)	CoreWeave, Inc., 9.250%, 06/01/2030	141,012	0.0
111,000 (2)	Fiserv, Inc., 5.150%, 08/12/2034	107,839	0.0
150,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	152,682	0.0
214,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	217,628	0.0
488,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	503,718	0.1
582,000 (1)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	616,133	0.1
280,000	Hewlett Packard Enterprise Co., 5.250%, 04/01/2033	280,944	0.0
128,000	HP, Inc., 2.650%, 06/17/2031	114,447	0.0
43,000	Intel Corp., 2.800%, 08/12/2041	30,198	0.0
3,000	Intel Corp., 5.200%, 02/10/2033	3,034	0.0
21,000	Intel Corp., 5.600%, 02/21/2054	19,654	0.0
257,000	Intel Corp., 5.700%, 02/10/2053	242,566	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
587,000	International Business Machines Corp., 4.800%, 02/10/2030	$589,997	0.1
246,000	International Business Machines Corp., 4.900%, 07/27/2052	208,866	0.0
620,000	International Business Machines Corp., 4.950%, 02/03/2036	605,190	0.1
474,000	International Business Machines Corp., 5.000%, 02/10/2032	477,016	0.1
279,000	International Business Machines Corp., 5.200%, 02/10/2035	280,030	0.0
757,000	International Business Machines Corp., 5.800%, 02/03/2056	734,826	0.1
1,020,000	Intuit, Inc., 5.500%, 09/15/2053	917,217	0.1
235,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	220,853	0.0
210,000	Marvell Technology, Inc., 5.750%, 02/15/2029	215,462	0.0
330,000	Micron Technology, Inc., 3.366%, 11/01/2041	257,713	0.0
321,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	303,781	0.0
315,000	MSCI, Inc., 5.150%, 03/15/2036	305,037	0.0
152,000	NetApp, Inc., 5.500%, 03/17/2032	155,421	0.0
389,000	NVIDIA Corp., 4.750%, 06/15/2033	388,001	0.1
295,000	NVIDIA Corp., 5.550%, 06/15/2046	292,984	0.0
490,000	NVIDIA Corp., 5.625%, 06/15/2056	486,726	0.1
45,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	44,537	0.0
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	232,937	0.0
155,000 (1)	OAK-Eagle Acquireco, Inc., 7.250%, 07/01/2033	162,231	0.0
60,000 (1)	OAK-Eagle Acquireco, Inc., 8.750%, 07/01/2034	63,715	0.0
335,000 (1)(2)	Open Text Holdings, Inc., 4.125%, 12/01/2031	294,311	0.0
692,000	Oracle Corp., 2.300%, 03/25/2028	662,501	0.1
61,000	Oracle Corp., 2.800%, 04/01/2027	60,199	0.0
123,000	Oracle Corp., 3.250%, 11/15/2027	120,578	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
214,000	Oracle Corp., 3.800%, 11/15/2037	$171,080	0.0
26,000	Oracle Corp., 3.850%, 07/15/2036	21,594	0.0
77,000	Oracle Corp., 3.850%, 04/01/2060	45,262	0.0
25,000	Oracle Corp., 3.900%, 05/15/2035	21,220	0.0
355,000	Oracle Corp., 4.950%, 02/04/2031	347,627	0.1
225,000	Oracle Corp., 5.200%, 09/26/2035	210,739	0.0
650,000	Oracle Corp., 5.350%, 05/04/2033	631,573	0.1
459,000	Oracle Corp., 5.375%, 09/27/2054	360,300	0.1
193,000	Oracle Corp., 5.500%, 09/27/2064	149,399	0.0
260,000	Oracle Corp., 5.875%, 09/26/2045	227,746	0.0
1,002,000	Oracle Corp., 5.950%, 09/26/2055	852,053	0.1
356,000	Oracle Corp., 6.000%, 08/03/2055	303,343	0.0
325,000	Oracle Corp., 6.100%, 09/26/2065	272,156	0.0
147,000	Oracle Corp., 6.125%, 08/03/2065	123,620	0.0
204,000	Oracle Corp., 6.550%, 02/04/2046	192,413	0.0
245,000	Oracle Corp., 6.700%, 02/04/2056	230,739	0.0
204,000	Oracle Corp., 6.850%, 02/04/2066	190,003	0.0
165,000 (1)(2)	Playtika Holding Corp., 4.250%, 03/15/2029	147,821	0.0
155,000	Qualcomm, Inc., 4.750%, 05/20/2032	155,294	0.0
353,000	Salesforce, Inc., 4.900%, 09/15/2031	352,293	0.1
422,000	Salesforce, Inc., 5.200%, 03/15/2033	422,861	0.1
385,000	Salesforce, Inc., 5.550%, 03/15/2036	384,867	0.1
358,000	Salesforce, Inc., 6.400%, 03/15/2046	361,799	0.1
501,000	Salesforce, Inc., 6.550%, 03/15/2056	501,494	0.1
360,000	ServiceNow, Inc., 5.050%, 05/15/2033	359,731	0.1
359,000	ServiceNow, Inc., 5.400%, 05/15/2036	358,985	0.1
460,000	ServiceNow, Inc., 6.300%, 05/15/2056	469,032	0.1
150,000	Synopsys, Inc., 5.000%, 04/01/2032	150,316	0.0
216,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	220,301	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
150,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	$137,487	0.0
		23,048,118	2.6

	Utilities: 2.4%
434,000	AEP Texas, Inc., 5.450%, 05/15/2029	442,574	0.1
123,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	123,914	0.0
253,000	AES Corp., 5.800%, 03/15/2032	256,466	0.0
12,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	11,143	0.0
160,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	163,017	0.0
214,000	Ameren Corp., 1.750%, 03/15/2028	204,064	0.0
177,000	Ameren Corp., 5.000%, 01/15/2029	178,508	0.0
97,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	86,887	0.0
227,000	Avangrid, Inc., 3.800%, 06/01/2029	221,099	0.0
139,000	Black Hills Corp., 3.050%, 10/15/2029	131,827	0.0
886,000	Black Hills Corp., 4.550%, 01/31/2031	872,925	0.1
92,000	Black Hills Corp., 6.000%, 01/15/2035	95,842	0.0
175,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	182,424	0.0
185,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	188,941	0.0
640,000 (1)	Chpe LLC, 5.875%, 06/29/2046	644,168	0.1
105,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	97,794	0.0
211,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	206,878	0.0
27,000	Commonwealth Edison Co., 5.900%, 03/15/2036	28,605	0.0
67,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	68,243	0.0
534,000	Constellation Energy Generation LLC, 5.300%, 06/01/2036	531,384	0.1
268,000	DTE Energy Co., 5.200%, 04/01/2030	271,945	0.0
385,000	Duke Energy Carolinas LLC, 5.150%, 06/15/2036	385,541	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
320,000	Duke Energy Carolinas LLC, 5.750%, 06/15/2056	$319,834	0.1
19,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	20,534	0.0
142,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	126,617	0.0
94,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	84,285	0.0
233,000 (1)	Electricite de France SA, 4.875%, 09/21/2038	215,570	0.0
420,000	Entergy Arkansas LLC, 5.750%, 01/15/2056	418,506	0.1
128,000	Entergy Corp., 2.400%, 06/15/2031	114,037	0.0
80,000	Entergy Corp., 2.800%, 06/15/2030	74,349	0.0
268,000	Essential Utilities, Inc., 2.704%, 04/15/2030	248,777	0.0
91,000	Essential Utilities, Inc., 5.375%, 01/15/2034	92,173	0.0
146,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	146,952	0.0
64,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	67,686	0.0
150,000	Eversource Energy, 2.550%, 03/15/2031	135,361	0.0
67,000	Eversource Energy, 5.125%, 05/15/2033	67,064	0.0
266,000	Eversource Energy, 5.950%, 02/01/2029	273,654	0.0
102,000 (3)	Eversource Energy A, 6.100%, 08/15/2056	101,836	0.0
230,000 (3)	Eversource Energy B, 6.350%, 08/15/2056	230,286	0.0
391,000	Exelon Corp., 5.150%, 03/15/2028	394,741	0.1
182,000	Exelon Corp., 5.150%, 03/15/2029	184,514	0.0
327,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	325,201	0.1
166,000	Florida Power & Light Co., 5.300%, 06/15/2034	169,430	0.0
21,000	Florida Power & Light Co., 5.400%, 09/01/2035	21,499	0.0
45,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	43,720	0.0
32,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	28,634	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
52,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	$53,461	0.0
235,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	239,507	0.0
275,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	281,879	0.0
52,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	53,499	0.0
169,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	176,829	0.0
52,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	49,677	0.0
357,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	329,056	0.1
84,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	75,159	0.0
23,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	22,036	0.0
39,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	37,616	0.0
18,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	18,902	0.0
132,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	114,502	0.0
20,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	19,911	0.0
361,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	356,454	0.1
371,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	366,123	0.1
181,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	184,521	0.0
421,000	NextEra Energy Capital Holdings, Inc., 5.850%, 03/01/2056	415,172	0.1
268,000 (3)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	275,180	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
863,000 (3)	NextEra Energy Capital Holdings, Inc. BB, 6.200%, 10/01/2056	$862,507	0.1
586,000 (3)	NextEra Energy Capital Holdings, Inc. CC, 6.625%, 10/01/2066	595,251	0.1
203,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	182,965	0.0
41,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	39,125	0.0
322,000	NiSource, Inc., 5.850%,04/01/2055	319,524	0.1
559,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	564,554	0.1
185,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	186,059	0.0
90,000	NSTAR Electric Co., 1.950%, 08/15/2031	79,042	0.0
109,000	OGE Energy Corp., 5.450%, 05/15/2029	111,077	0.0
144,000	ONE Gas, Inc., 5.100%, 04/01/2029	145,961	0.0
74,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	58,442	0.0
65,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	54,075	0.0
37,000	PacifiCorp, 4.100%, 02/01/2042	29,995	0.0
122,000 (3)	PG&E Corp., 6.850%, 09/15/2056	121,627	0.0
202,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	204,345	0.0
349,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	356,419	0.1
112,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	113,554	0.0
153,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	135,748	0.0
209,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	210,732	0.0
382,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	387,288	0.1
80,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	81,119	0.0
372,000 (3)	Sempra, 6.400%, 10/01/2054	374,114	0.1
974,000 (3)	Sempra Energy, 4.125%, 04/01/2052	966,218	0.1
503,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	502,269	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
52,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	$52,801	0.0
806,000	Southwestern Public Service Co., 5.300%, 05/15/2035	808,775	0.1
45,000	Southwestern Public Service Co., 6.000%, 06/01/2054	45,485	0.0
165,000 (1)	Talen Energy Supply LLC, 6.500%, 02/01/2036	166,413	0.0
252,000	Tucson Electric Power Co., 5.200%, 09/15/2034	254,695	0.0
484,000	Virginia Electric and Power Co., 4.950%, 03/15/2036	473,935	0.1
120,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	113,462	0.0
116,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	117,923	0.0
267,000	Xcel Energy, Inc., 5.600%, 04/15/2035	272,126	0.0
88,000 (3)	Xcel Energy, Inc., 5.750%, 12/03/2056	86,997	0.0
		21,443,555	2.4
	Total Corporate Bonds/ Notes
	(Cost $227,427,981)	226,810,661	25.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.9%
	Federal Home Loan Mortgage Corporation: 2.6%(4)
67,477	2.500%, 05/01/2030	65,284	0.0
181,366	2.500%, 05/01/2030	175,202	0.0
274,510	2.500%, 06/01/2030	265,084	0.0
1,531,808	3.000%, 03/01/2045	1,383,096	0.2
1,587,308	3.000%, 03/01/2045	1,434,864	0.2
1,418,676	3.000%, 04/01/2045	1,282,134	0.2
1,441,064	3.000%, 04/01/2045	1,302,066	0.2
2,731,123	3.000%, 10/01/2046	2,451,674	0.3
603,661	3.500%, 08/01/2042	563,250	0.1
1,668,358	3.500%, 03/01/2045	1,553,840	0.2
213,729	3.500%, 04/01/2045	198,560	0.0
732,822	3.500%, 05/01/2045	681,000	0.1
320,027	3.500%, 06/01/2045	296,967	0.0
399,925	3.500%, 07/01/2045	372,217	0.0
415,620	3.500%, 07/01/2045	387,042	0.0
117,016	3.500%, 08/01/2045	108,619	0.0
344,276	3.500%, 08/01/2045	320,566	0.0
397,946	3.500%, 08/01/2045	370,720	0.0
418,654	3.500%, 08/01/2045	388,591	0.0
485,430	3.500%, 08/01/2045	451,428	0.1
482,073	3.500%, 09/01/2045	447,578	0.1
625,691	3.500%, 09/01/2045	582,746	0.1
751,148	3.500%, 11/01/2045	697,091	0.1
388,530	4.000%, 10/01/2041	373,812	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
404,517	4.000%, 12/01/2041	$389,907	0.1
106,330	4.000%, 07/01/2045	101,737	0.0
67,125	4.000%, 09/01/2045	63,908	0.0
573,275	4.000%, 09/01/2045	547,680	0.1
716,619	4.000%, 09/01/2045	685,777	0.1
1,122,605	4.000%, 09/01/2045	1,072,718	0.1
458,907	4.000%, 05/01/2047	438,558	0.1
143,738	4.000%, 11/01/2047	136,315	0.0
134,690	4.000%, 03/01/2048	128,287	0.0
586,805	4.000%, 06/01/2048	559,466	0.1
2,451	4.500%, 06/01/2039	2,429	0.0
7,602	4.500%, 09/01/2040	7,531	0.0
24,357	4.500%, 03/01/2041	24,131	0.0
138,558	4.500%, 08/01/2041	136,948	0.0
221,296	4.500%, 08/01/2041	219,236	0.0
84,721	4.500%, 09/01/2041	83,810	0.0
100,850	4.500%, 09/01/2041	99,911	0.0
167,489	4.500%, 09/01/2041	165,930	0.0
619,645	4.500%, 09/01/2041	612,341	0.1
2,805	5.000%, 05/01/2028	2,806	0.0
34,617	5.000%, 05/01/2035	34,761	0.0
115,927	5.000%, 01/01/2041	117,117	0.0
70,036	5.000%, 04/01/2041	70,594	0.0
3,507	5.500%, 03/01/2034	3,560	0.0
213	5.500%, 05/01/2036	214	0.0
26,214	5.500%, 06/01/2036	26,652	0.0
2,802	5.500%, 12/01/2036	2,888	0.0
15,389	5.500%, 03/01/2037	15,635	0.0
4,076	5.500%, 04/01/2037	4,198	0.0
25,035	5.500%, 05/01/2037	25,804	0.0
43,788	5.500%, 07/01/2037	45,132	0.0
5,072	5.500%, 09/01/2037	5,100	0.0
4,852	5.500%, 10/01/2037	4,994	0.0
14,779	5.500%, 11/01/2037	15,232	0.0
14,672	5.500%, 12/01/2037	15,070	0.0
48,864	5.500%, 12/01/2037	50,347	0.0
3,011	5.500%, 01/01/2038	3,104	0.0
3,125	5.500%, 01/01/2038	3,198	0.0
31,254	5.500%, 02/01/2038	32,213	0.0
42,958	5.500%, 02/01/2038	44,124	0.0
32,941	5.500%, 03/01/2038	33,838	0.0
36,855	5.500%, 04/01/2038	37,920	0.0
3,335	5.500%, 05/01/2038	3,424	0.0
39,746	5.500%, 05/01/2038	40,639	0.0
21,043	5.500%, 06/01/2038	21,569	0.0
85,724	5.500%, 06/01/2038	87,989	0.0
75,943	5.500%, 07/01/2038	78,166	0.0
2,910	5.500%, 08/01/2038	2,981	0.0
14,891	5.500%, 08/01/2038	15,290	0.0
16,818	5.500%, 09/01/2038	17,262	0.0
15,005	5.500%, 10/01/2038	15,417	0.0
17,658	5.500%, 10/01/2038	18,125	0.0
1,613	5.500%, 11/01/2038	1,656	0.0
47,396	5.500%, 11/01/2038	48,682	0.0
3,064	5.500%, 12/01/2038	3,139	0.0
5,706	5.500%, 12/01/2038	5,881	0.0
13,174	5.500%, 01/01/2039	13,536	0.0
31,311	5.500%, 03/01/2039	32,139	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
11,470	5.500%, 07/01/2039	$11,772	0.0
7,534	5.500%, 12/01/2039	7,736	0.0
49,151	5.500%, 03/01/2040	50,467	0.0
17,065	5.500%, 08/01/2040	17,481	0.0
31,517	5.500%, 08/01/2040	32,112	0.0
33,186	5.500%, 08/01/2040	34,074	0.0
1,161 (3)	5.750%, (H15T1Y + 2.250%), 04/01/2032	1,177	0.0
1,574 (3)	5.875%, (H15T1Y + 2.250%), 11/01/2031	1,597	0.0
22,463	6.000%, 09/01/2027	23,009	0.0
1,492	6.000%, 02/01/2029	1,528	0.0
2,355	6.000%, 05/01/2035	2,414	0.0
119,787	6.000%, 03/01/2037	125,566	0.0
1,185	6.000%, 05/01/2037	1,245	0.0
17,042	6.000%, 07/01/2037	17,909	0.0
3,008	6.000%, 08/01/2037	3,117	0.0
18,191	6.000%, 08/01/2037	18,837	0.0
93,903	6.000%, 09/01/2037	98,681	0.0
221	6.000%, 10/01/2037	231	0.0
3,917	6.000%, 11/01/2037	4,116	0.0
1,490	6.000%, 12/01/2037	1,545	0.0
4,062	6.000%, 12/01/2037	4,257	0.0
80,865	6.000%, 01/01/2038	84,982	0.0
584	6.000%, 04/01/2038	614	0.0
4,211	6.000%, 06/01/2038	4,387	0.0
119	6.000%, 07/01/2038	123	0.0
8,316	6.000%, 08/01/2038	8,626	0.0
24,575	6.000%, 11/01/2038	25,761	0.0
9,675	6.000%, 05/01/2039	10,087	0.0
4,549	6.000%, 08/01/2039	4,735	0.0
1,437	6.000%, 09/01/2039	1,488	0.0
18,886 (3)	6.080%, (RFUCCT1Y + 1.345%), 09/01/2035	19,360	0.0
136,172 (3)	6.137%, (RFUCCT1Y + 1.742%), 06/01/2035	140,609	0.0
245,446	6.500%, 09/01/2034	254,443	0.0
5,407 (3)	6.529%, (H15T1Y + 2.436%), 01/01/2029	5,415	0.0
		23,649,948	2.6

	Federal National Mortgage Association: 0.1%(4)
365 (3)	4.312%, (ECOFC + 1.256%), 05/01/2036	361	0.0
3,798 (3)	4.662%, (ECOFC + 1.934%), 12/01/2036	3,846	0.0
13,948 (3)	4.967%, (12MTA + 1.200%), 08/01/2042	13,958	0.0
22,647 (3)	4.967%, (12MTA + 1.200%), 08/01/2042	22,767	0.0
7,442 (3)	4.967%, (12MTA + 1.200%), 10/01/2044	7,463	0.0
11,077 (3)	4.967%, (12MTA + 1.200%), 10/01/2044	11,063	0.0
6,115 (3)	5.312%, (RFUCCT1M + 1.563%), 02/01/2033	6,126	0.0
7,522 (3)	5.373%, (RFUCCT6M + 1.373%), 09/01/2035	7,617	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
4,675 (3)	5.710%, (H15T1Y + 2.210%), 04/01/2032	$4,748	0.0
189,954 (3)	5.740%, (H15T1Y + 1.805%), 08/01/2035	193,121	0.1
26,095 (3)	5.810%, (RFUCCT1Y + 1.685%), 04/01/2035	26,561	0.0
10,854 (3)	6.043%, (RFUCCT1Y + 1.659%), 02/01/2034	11,015	0.0
14,749 (3)	6.050%, (RFUCCT1Y + 1.675%), 02/01/2035	15,072	0.0
495 (3)	6.079%, (H15T1Y + 2.215%), 09/01/2031	500	0.0
94,826 (3)	6.159%, (RFUCCT1Y + 1.659%), 10/01/2035	97,151	0.0
8,147 (3)	6.239%, (RFUCCT1Y + 1.489%), 08/01/2035	8,315	0.0
47,899 (3)	6.300%, (H15T1Y + 2.175%), 10/01/2035	49,162	0.0
55,164 (3)	6.560%, (RFUCCT1Y + 1.810%), 09/01/2034	56,699	0.0
		535,545	0.1

	Government National Mortgage Association: 3.2%
3,171,169	2.500%, 08/20/2051	2,714,021	0.3
2,578,616	2.500%, 09/20/2051	2,206,880	0.3
2,717,344	2.500%, 12/20/2051	2,325,593	0.3
4,309,470	2.500%, 03/20/2052	3,687,297	0.4
3,657,336	2.500%, 04/20/2052	3,129,306	0.4
768,418	3.000%, 03/20/2052	679,850	0.1
1,445,642	3.500%, 07/20/2046	1,299,093	0.1
208,072	3.500%, 07/20/2047	191,726	0.0
1,894,308	3.500%, 01/20/2048	1,731,964	0.2
256,984	4.000%, 11/20/2040	248,398	0.0
502,186	4.000%, 03/20/2046	475,947	0.1
411,440	4.500%, 08/20/2041	407,260	0.0
185,189	4.500%, 01/20/2047	182,021	0.0
2,526	5.000%, 11/15/2035	2,513	0.0
3,350	5.000%, 11/15/2035	3,407	0.0
9,880	5.000%, 11/15/2035	9,945	0.0
11,366	5.000%, 06/15/2037	11,419	0.0
23,599	5.000%, 03/15/2038	23,736	0.0
39,548	5.000%, 03/15/2038	40,223	0.0
2,021	5.000%, 06/15/2038	2,032	0.0
653	5.000%, 09/15/2038	659	0.0
6,498	5.000%, 11/15/2038	6,550	0.0
21,554	5.000%, 11/15/2038	21,922	0.0
6,144	5.000%, 12/15/2038	6,244	0.0
28,196	5.000%, 12/15/2038	28,677	0.0
27,388	5.000%, 01/15/2039	27,856	0.0
33,039	5.000%, 01/15/2039	33,511	0.0
13,497	5.000%, 02/15/2039	13,613	0.0
30,408	5.000%, 02/15/2039	30,927	0.0
45,075	5.000%, 02/15/2039	45,772	0.0
1,261	5.000%, 03/15/2039	1,283	0.0
32,278	5.000%, 03/15/2039	32,556	0.0
35,755	5.000%, 03/15/2039	36,366	0.0
53,355	5.000%, 03/15/2039	54,267	0.0
35,135	5.000%, 04/15/2039	35,736	0.0
142	5.000%, 05/15/2039	143	0.0
21,116	5.000%, 05/15/2039	21,477	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
50,992	5.000%, 05/15/2039	$51,863	0.0
26,838	5.000%, 07/15/2039	27,297	0.0
23,880	5.000%, 09/15/2039	24,187	0.0
5,729	5.000%, 11/15/2039	5,763	0.0
914	5.000%, 04/15/2040	928	0.0
5,259	5.000%, 06/15/2040	5,349	0.0
11,544	5.000%, 09/15/2040	11,731	0.0
22,748	5.000%, 10/15/2040	23,137	0.0
40,853	5.000%, 05/15/2042	41,137	0.0
122,408	5.000%, 02/20/2043	124,013	0.0
8,666,000 (5)	5.500%, 07/20/2056	8,709,939	1.0
		28,795,534	3.2

	Uniform Mortgage-Backed Securities: 13.0%
3,153,286	2.000%, 10/01/2050	2,546,439	0.3
758,788	2.000%, 11/01/2051	620,922	0.1
2,147,050	2.000%, 11/01/2051	1,754,929	0.2
4,024,148	2.000%, 12/01/2051	3,233,174	0.4
5,057,777	2.000%, 12/01/2051	4,104,581	0.5
1,423,530	2.000%, 02/01/2052	1,159,104	0.1
2,664,500	2.000%, 02/01/2052	2,171,315	0.3
32,179,000 (5)	2.000%, 07/01/2056	25,702,822	2.9
341,040	2.500%, 05/01/2030	329,752	0.1
295,358	2.500%, 07/01/2030	285,677	0.1
1,495,894	2.500%, 11/01/2051	1,263,873	0.2
2,779,775	2.500%, 12/01/2051	2,379,151	0.3
3,549,674	2.500%, 12/01/2051	3,044,323	0.4
1,882,383	2.500%, 02/01/2052	1,611,258	0.2
2,978,378	2.500%, 02/01/2052	2,542,171	0.3
3,196,059	2.500%, 02/01/2052	2,728,378	0.3
3,644,638	2.500%, 02/01/2052	3,112,100	0.4
400,843	3.000%, 09/01/2030	390,973	0.1
536,953	3.000%, 08/01/2043	487,068	0.1
973,581	3.000%, 09/01/2043	881,714	0.1
217,500	3.000%, 09/01/2046	194,926	0.0
1,771,844	3.000%, 02/01/2052	1,565,401	0.2
306,958	3.500%, 12/01/2041	287,335	0.1
53,860	3.500%, 08/01/2042	50,372	0.0
235,994	3.500%, 08/01/2042	220,562	0.0
215,574	3.500%, 10/01/2042	201,208	0.0
368,842	3.500%, 10/01/2042	344,340	0.1
174,686	3.500%, 03/01/2043	163,182	0.0
1,351,700	3.500%, 01/01/2046	1,254,918	0.2
2,090,430	3.500%, 02/01/2046	1,942,320	0.2
1,773,545	3.500%, 08/01/2046	1,645,525	0.2
1,598,604	3.500%, 09/01/2047	1,476,094	0.2
1,614,183	3.500%, 02/01/2052	1,477,340	0.2
555	4.000%, 05/01/2029	550	0.0
6,812	4.000%, 11/01/2030	6,726	0.0
3,806	4.000%, 02/01/2031	3,754	0.0
2,740	4.000%, 10/01/2031	2,687	0.0
144,024	4.000%, 07/01/2042	138,706	0.0
289,721	4.000%, 07/01/2042	279,626	0.0
1,093,515	4.000%, 07/01/2042	1,054,729	0.1
106,592	4.000%, 08/01/2042	103,538	0.0
1,059,216	4.000%, 08/01/2043	1,020,106	0.1
1,604,134	4.000%, 09/01/2043	1,544,906	0.2
55,355	4.000%, 10/01/2043	53,248	0.0
125,158	4.000%, 10/01/2043	120,322	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
304,618	4.000%, 06/01/2045	$290,848	0.1
637,636	4.000%, 07/01/2045	608,020	0.1
1,128,329	4.000%, 07/01/2045	1,077,144	0.1
429,641	4.000%, 06/01/2047	404,714	0.1
36,006	4.000%, 03/01/2048	34,161	0.0
205,853	4.000%, 03/01/2048	195,441	0.0
1,712,304	4.000%, 09/01/2048	1,622,940	0.2
11	4.500%, 07/01/2026	11	0.0
70,208	4.500%, 04/01/2029	70,058	0.0
1,095	4.500%, 06/01/2029	1,092	0.0
13,196	4.500%, 06/01/2029	13,144	0.0
14,036	4.500%, 07/01/2029	13,995	0.0
358	4.500%, 10/01/2029	357	0.0
2,739	4.500%, 06/01/2030	2,718	0.0
99,766	4.500%, 10/01/2030	99,361	0.0
19,839	4.500%, 02/01/2031	19,665	0.0
14,602	4.500%, 05/01/2031	14,543	0.0
13,859	4.500%, 10/01/2033	13,656	0.0
5,219	4.500%, 01/01/2034	5,143	0.0
628	4.500%, 07/01/2034	620	0.0
2,107	4.500%, 09/01/2035	2,064	0.0
12,364	4.500%, 09/01/2035	12,223	0.0
14,132	4.500%, 11/01/2035	13,984	0.0
95,419	4.500%, 02/01/2036	93,359	0.0
28,853	4.500%, 01/01/2037	28,550	0.0
14,483	4.500%, 09/01/2037	14,246	0.0
985	4.500%, 02/01/2038	973	0.0
8,036	4.500%, 01/01/2039	7,944	0.0
13,846	4.500%, 02/01/2039	13,700	0.0
7,050	4.500%, 04/01/2039	6,976	0.0
17,810	4.500%, 04/01/2039	17,622	0.0
35,557	4.500%, 04/01/2039	34,860	0.0
160	4.500%, 05/01/2039	158	0.0
2,010	4.500%, 05/01/2039	1,989	0.0
6,307	4.500%, 05/01/2039	6,241	0.0
35,610	4.500%, 05/01/2039	35,235	0.0
38,317	4.500%, 05/01/2039	37,914	0.0
40,630	4.500%, 05/01/2039	40,203	0.0
427,280	4.500%, 05/01/2039	422,784	0.1
3,714	4.500%, 06/01/2039	3,675	0.0
53,510	4.500%, 06/01/2039	52,947	0.0
7,474	4.500%, 07/01/2039	7,395	0.0
12,154	4.500%, 07/01/2039	12,026	0.0
22,254	4.500%, 07/01/2039	22,020	0.0
24,422	4.500%, 08/01/2039	24,165	0.0
26,517	4.500%, 08/01/2039	26,059	0.0
47,112	4.500%, 08/01/2039	46,616	0.0
95,385	4.500%, 08/01/2039	94,381	0.0
94,115	4.500%, 09/01/2039	92,555	0.0
74,746	4.500%, 10/01/2039	73,960	0.0
4,808	4.500%, 11/01/2039	4,757	0.0
41,751	4.500%, 11/01/2039	41,312	0.0
2,521	4.500%, 12/01/2039	2,495	0.0
5,667	4.500%, 12/01/2039	5,607	0.0
2,518	4.500%, 01/01/2040	2,489	0.0
174,568	4.500%, 01/01/2040	172,403	0.0
40,688	4.500%, 02/01/2040	40,260	0.0
79,970	4.500%, 02/01/2040	79,129	0.0
25,286	4.500%, 04/01/2040	25,020	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
239,940	4.500%, 04/01/2040	$237,415	0.0
28,603	4.500%, 05/01/2040	28,302	0.0
96,867	4.500%, 05/01/2040	95,848	0.0
1,704	4.500%, 06/01/2040	1,686	0.0
15,991	4.500%, 06/01/2040	15,822	0.0
29,042	4.500%, 06/01/2040	28,736	0.0
52,089	4.500%, 06/01/2040	51,540	0.0
128,124	4.500%, 06/01/2040	126,775	0.0
7,998	4.500%, 07/01/2040	7,914	0.0
34,698	4.500%, 07/01/2040	34,333	0.0
61,299	4.500%, 07/01/2040	60,654	0.0
1,019	4.500%, 08/01/2040	1,008	0.0
2,625	4.500%, 08/01/2040	2,597	0.0
14,409	4.500%, 08/01/2040	14,244	0.0
16,196	4.500%, 08/01/2040	16,010	0.0
27,943	4.500%, 08/01/2040	27,649	0.0
33,151	4.500%, 08/01/2040	32,802	0.0
35,488	4.500%, 08/01/2040	34,685	0.0
5,181	4.500%, 09/01/2040	5,122	0.0
8,528	4.500%, 09/01/2040	8,438	0.0
10,841	4.500%, 09/01/2040	10,626	0.0
13,155	4.500%, 09/01/2040	13,016	0.0
13,627	4.500%, 09/01/2040	13,484	0.0
65,069	4.500%, 09/01/2040	64,357	0.0
102,970	4.500%, 09/01/2040	101,886	0.0
13,113	4.500%, 10/01/2040	12,975	0.0
14,615	4.500%, 10/01/2040	14,461	0.0
42,626	4.500%, 10/01/2040	41,271	0.0
53,440	4.500%, 10/01/2040	52,877	0.0
91,004	4.500%, 10/01/2040	89,964	0.0
22,046	4.500%, 11/01/2040	21,814	0.0
24,543	4.500%, 11/01/2040	24,285	0.0
104,595	4.500%, 11/01/2040	102,175	0.0
176,434	4.500%, 11/01/2040	174,577	0.0
522,414	4.500%, 11/01/2040	516,915	0.1
1,209	4.500%, 12/01/2040	1,197	0.0
8,589	4.500%, 12/01/2040	8,441	0.0
11,875	4.500%, 12/01/2040	11,750	0.0
12,442	4.500%, 12/01/2040	12,311	0.0
16,977	4.500%, 12/01/2040	16,798	0.0
24,573	4.500%, 12/01/2040	24,314	0.0
48,063	4.500%, 12/01/2040	47,546	0.0
59,655	4.500%, 12/01/2040	59,027	0.0
110,171	4.500%, 12/01/2040	109,011	0.0
9,995	4.500%, 01/01/2041	9,889	0.0
21,295	4.500%, 01/01/2041	21,071	0.0
66,136	4.500%, 01/01/2041	65,239	0.0
129,248	4.500%, 01/01/2041	127,887	0.0
203,029	4.500%, 01/01/2041	200,891	0.0
10,961	4.500%, 02/01/2041	10,845	0.0
27,639	4.500%, 02/01/2041	27,348	0.0
37,911	4.500%, 02/01/2041	37,511	0.0
39,791	4.500%, 02/01/2041	39,372	0.0
45,461	4.500%, 02/01/2041	44,408	0.0
2,088	4.500%, 03/01/2041	2,066	0.0
9,794	4.500%, 03/01/2041	9,414	0.0
10,208	4.500%, 03/01/2041	10,101	0.0
12,416	4.500%, 03/01/2041	12,285	0.0
20,609	4.500%, 03/01/2041	20,373	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
21,056	4.500%, 03/01/2041	$20,825	0.0
27,045	4.500%, 03/01/2041	26,761	0.0
44,984	4.500%, 03/01/2041	44,511	0.0
95,564	4.500%, 03/01/2041	93,690	0.0
2,969	4.500%, 04/01/2041	2,937	0.0
12,922	4.500%, 04/01/2041	12,666	0.0
19,801	4.500%, 04/01/2041	19,593	0.0
63,070	4.500%, 04/01/2041	61,773	0.0
108,983	4.500%, 04/01/2041	107,836	0.0
194,128	4.500%, 04/01/2041	192,083	0.0
1,825	4.500%, 05/01/2041	1,806	0.0
2,328	4.500%, 05/01/2041	2,302	0.0
8,763	4.500%, 05/01/2041	8,663	0.0
9,764	4.500%, 05/01/2041	9,448	0.0
13,470	4.500%, 05/01/2041	13,328	0.0
114,331	4.500%, 05/01/2041	112,938	0.0
122,600	4.500%, 05/01/2041	121,195	0.0
138,029	4.500%, 05/01/2041	136,367	0.0
220,809	4.500%, 05/01/2041	218,483	0.0
7,347	4.500%, 06/01/2041	7,269	0.0
28,640	4.500%, 06/01/2041	28,303	0.0
148,905	4.500%, 06/01/2041	147,214	0.0
1,099	4.500%, 07/01/2041	1,078	0.0
2,022	4.500%, 07/01/2041	2,001	0.0
6,041	4.500%, 07/01/2041	5,977	0.0
12,675	4.500%, 07/01/2041	12,554	0.0
28,110	4.500%, 07/01/2041	27,682	0.0
51,706	4.500%, 07/01/2041	51,114	0.0
100,043	4.500%, 07/01/2041	98,989	0.0
8,938	4.500%, 08/01/2041	8,844	0.0
18,465	4.500%, 08/01/2041	18,041	0.0
28,045	4.500%, 08/01/2041	27,158	0.0
51,032	4.500%, 08/01/2041	50,494	0.0
64,830	4.500%, 08/01/2041	64,147	0.0
88,225	4.500%, 08/01/2041	86,457	0.0
110,503	4.500%, 08/01/2041	107,861	0.0
136,431	4.500%, 08/01/2041	134,706	0.0
2,640	4.500%, 09/01/2041	2,612	0.0
6,728	4.500%, 09/01/2041	6,657	0.0
37,548	4.500%, 09/01/2041	37,122	0.0
301,777	4.500%, 09/01/2041	298,350	0.1
10,791	4.500%, 10/01/2041	10,667	0.0
19,382	4.500%, 10/01/2041	19,166	0.0
37,859	4.500%, 10/01/2041	37,051	0.0
71,930	4.500%, 10/01/2041	71,108	0.0
82,891	4.500%, 10/01/2041	81,943	0.0
132,937	4.500%, 10/01/2041	131,538	0.0
335,615	4.500%, 10/01/2041	331,388	0.1
736,689	4.500%, 10/01/2041	727,259	0.1
1,888	4.500%, 11/01/2041	1,868	0.0
141,625	4.500%, 11/01/2041	140,133	0.0
148,841	4.500%, 12/01/2041	144,121	0.0
319,554	4.500%, 12/01/2041	315,991	0.1
5,941	4.500%, 01/01/2042	5,878	0.0
6,839	4.500%, 01/01/2042	6,781	0.0
14,365	4.500%, 01/01/2042	14,187	0.0
29,130	4.500%, 03/01/2042	28,654	0.0
23,726	4.500%, 04/01/2042	23,083	0.0
9,440	4.500%, 06/01/2042	9,319	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,266	4.500%, 08/01/2042	$3,231	0.0
3,592	4.500%, 09/01/2042	3,493	0.0
5,763	4.500%, 01/01/2043	5,599	0.0
3,042	4.500%, 12/01/2043	2,983	0.0
37,706	4.500%, 04/01/2047	36,970	0.0
18,750	4.500%, 05/01/2047	18,345	0.0
29,521	4.500%, 06/01/2047	28,834	0.0
62,459	4.500%, 06/01/2047	61,083	0.0
57,251	4.500%, 07/01/2047	56,173	0.0
200,664	4.500%, 07/01/2047	196,281	0.0
14,943	4.500%, 08/01/2047	14,610	0.0
5,569,259	4.500%, 12/01/2054	5,341,376	0.6
776	5.000%, 08/01/2027	775	0.0
1,553	5.000%, 04/01/2028	1,554	0.0
3,480,991	5.000%, 05/01/2042	3,512,334	0.4
487,488	5.000%, 09/01/2052	483,027	0.1
5,000,000 (5)	5.000%, 07/01/2056	4,913,681	0.6
385	5.500%, 12/01/2027	387	0.0
1,482	5.500%, 04/01/2028	1,488	0.0
822	5.500%, 08/01/2028	826	0.0
1,393	5.500%, 01/01/2029	1,400	0.0
16,380	5.500%, 10/01/2029	16,500	0.0
8,723	5.500%, 04/01/2033	8,775	0.0
8,608	5.500%, 10/01/2033	8,647	0.0
311	5.500%, 11/01/2033	312	0.0
1,543	5.500%, 11/01/2033	1,550	0.0
2,024	5.500%, 11/01/2033	2,036	0.0
2,837	5.500%, 11/01/2033	2,849	0.0
369	5.500%, 12/01/2033	371	0.0
7,524	5.500%, 12/01/2033	7,558	0.0
18,645	5.500%, 12/01/2033	18,756	0.0
41,486	5.500%, 12/01/2033	41,673	0.0
98,112	5.500%, 12/01/2033	98,554	0.0
100	5.500%, 01/01/2034	101	0.0
2,315	5.500%, 01/01/2034	2,325	0.0
5,705	5.500%, 01/01/2034	5,731	0.0
10,010	5.500%, 01/01/2034	10,054	0.0
45,465	5.500%, 01/01/2034	45,723	0.0
1,921	5.500%, 06/01/2034	1,930	0.0
3,148	5.500%, 11/01/2034	3,236	0.0
16,720	5.500%, 11/01/2034	16,929	0.0
351	5.500%, 12/01/2034	355	0.0
4,926	5.500%, 01/01/2035	4,983	0.0
10,709	5.500%, 01/01/2035	10,775	0.0
16,041	5.500%, 01/01/2035	16,114	0.0
4,730	5.500%, 02/01/2035	4,831	0.0
2,653	5.500%, 07/01/2035	2,665	0.0
272,126	5.500%, 08/01/2035	274,027	0.0
1,282	5.500%, 10/01/2035	1,339	0.0
226	5.500%, 11/01/2035	230	0.0
20,752	5.500%, 11/01/2035	21,284	0.0
282	5.500%, 12/01/2035	290	0.0
301	5.500%, 12/01/2035	305	0.0
5,511	5.500%, 12/01/2035	5,674	0.0
34,296	5.500%, 12/01/2035	35,220	0.0
3,079	5.500%, 01/01/2036	3,161	0.0
28,656	5.500%, 01/01/2036	29,499	0.0
322	5.500%, 02/01/2036	325	0.0
4,290	5.500%, 04/01/2036	4,417	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
223	5.500%, 08/01/2036	$229	0.0
16,497	5.500%, 09/01/2036	16,708	0.0
25,282	5.500%, 09/01/2036	25,665	0.0
427	5.500%, 12/01/2036	440	0.0
759	5.500%, 12/01/2036	781	0.0
47,404	5.500%, 12/01/2036	48,799	0.0
52,378	5.500%, 12/01/2036	53,921	0.0
4,716	5.500%, 01/01/2037	4,810	0.0
22,317	5.500%, 01/01/2037	22,975	0.0
40,663	5.500%, 02/01/2037	41,860	0.0
98,388	5.500%, 03/01/2037	100,533	0.0
5,088	5.500%, 04/01/2037	5,166	0.0
360	5.500%, 05/01/2037	370	0.0
1,058	5.500%, 05/01/2037	1,080	0.0
5,092	5.500%, 05/01/2037	5,170	0.0
8,313	5.500%, 05/01/2037	8,537	0.0
8,295	5.500%, 06/01/2037	8,527	0.0
24,469	5.500%, 06/01/2037	25,128	0.0
12,097	5.500%, 07/01/2037	12,359	0.0
5,522	5.500%, 08/01/2037	5,592	0.0
14,991	5.500%, 08/01/2037	15,432	0.0
19,280	5.500%, 08/01/2037	19,834	0.0
43,658	5.500%, 09/01/2037	44,944	0.0
208	5.500%, 11/01/2037	213	0.0
155,105	5.500%, 01/01/2038	159,565	0.0
309	5.500%, 02/01/2038	317	0.0
486	5.500%, 02/01/2038	499	0.0
3,120	5.500%, 03/01/2038	3,186	0.0
139,363	5.500%, 03/01/2038	142,973	0.0
205	5.500%, 04/01/2038	209	0.0
6,969	5.500%, 04/01/2038	7,106	0.0
24,029	5.500%, 04/01/2038	24,635	0.0
1,162	5.500%, 05/01/2038	1,194	0.0
3,761	5.500%, 05/01/2038	3,864	0.0
43,791	5.500%, 05/01/2038	44,573	0.0
8,625	5.500%, 06/01/2038	8,824	0.0
33,080	5.500%, 06/01/2038	34,043	0.0
159	5.500%, 07/01/2038	163	0.0
16,864	5.500%, 07/01/2038	17,307	0.0
18,968	5.500%, 07/01/2038	19,446	0.0
19,613	5.500%, 07/01/2038	20,191	0.0
3,917	5.500%, 08/01/2038	4,033	0.0
9,685	5.500%, 08/01/2038	9,929	0.0
30,305	5.500%, 08/01/2038	31,068	0.0
21,318	5.500%, 11/01/2038	21,992	0.0
72,530	5.500%, 11/01/2038	74,486	0.0
96	5.500%, 12/01/2038	98	0.0
14,127	5.500%, 12/01/2038	14,543	0.0
21,209	5.500%, 01/01/2039	21,834	0.0
39,186	5.500%, 01/01/2039	40,341	0.0
133,372	5.500%, 01/01/2039	137,255	0.0
8,426	5.500%, 03/01/2039	8,656	0.0
66,387	5.500%, 06/01/2039	68,296	0.0
123,280	5.500%, 06/01/2039	126,912	0.0
6,916	5.500%, 07/01/2041	7,090	0.0
128,242	5.500%, 09/01/2041	131,531	0.0
4,563,556	5.500%, 02/01/2054	4,599,993	0.5
15,452	6.000%, 11/01/2028	15,814	0.0
128	6.000%, 04/01/2031	131	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
132	6.000%, 01/01/2032	$135	0.0
189	6.000%, 11/01/2032	194	0.0
343	6.000%, 11/01/2032	351	0.0
15,872	6.000%, 01/01/2033	16,252	0.0
1,356	6.000%, 09/01/2033	1,389	0.0
255	6.000%, 01/01/2034	261	0.0
7,253	6.000%, 06/01/2035	7,427	0.0
1,604	6.000%, 07/01/2035	1,642	0.0
3,614	6.000%, 07/01/2035	3,711	0.0
4,269	6.000%, 07/01/2035	4,430	0.0
4,563	6.000%, 07/01/2035	4,686	0.0
281	6.000%, 10/01/2035	289	0.0
301	6.000%, 10/01/2035	308	0.0
18,468	6.000%, 11/01/2035	18,911	0.0
1,743	6.000%, 12/01/2035	1,800	0.0
17,406	6.000%, 12/01/2035	17,841	0.0
2,665	6.000%, 01/01/2036	2,729	0.0
10,567	6.000%, 02/01/2036	11,091	0.0
21,198	6.000%, 02/01/2036	22,249	0.0
4,769	6.000%, 03/01/2036	4,946	0.0
13,021	6.000%, 03/01/2036	13,666	0.0
8,830	6.000%, 04/01/2036	9,245	0.0
18,912	6.000%, 04/01/2036	19,800	0.0
3,048	6.000%, 05/01/2036	3,121	0.0
262	6.000%, 06/01/2036	274	0.0
1,456	6.000%, 06/01/2036	1,499	0.0
956	6.000%, 07/01/2036	990	0.0
1,112	6.000%, 07/01/2036	1,147	0.0
6,859	6.000%, 07/01/2036	7,088	0.0
25,080	6.000%, 07/01/2036	26,322	0.0
423	6.000%, 08/01/2036	436	0.0
1,355	6.000%, 08/01/2036	1,422	0.0
8,126	6.000%, 08/01/2036	8,488	0.0
8,588	6.000%, 08/01/2036	9,014	0.0
31,694	6.000%, 08/01/2036	32,665	0.0
62	6.000%, 09/01/2036	65	0.0
5,037	6.000%, 09/01/2036	5,287	0.0
5,118	6.000%, 09/01/2036	5,308	0.0
7,696	6.000%, 09/01/2036	7,914	0.0
9,987	6.000%, 09/01/2036	10,405	0.0
17,921	6.000%, 09/01/2036	18,810	0.0
44,825	6.000%, 09/01/2036	46,292	0.0
1,843	6.000%, 10/01/2036	1,909	0.0
4,102	6.000%, 10/01/2036	4,232	0.0
6,191	6.000%, 10/01/2036	6,498	0.0
15,221	6.000%, 10/01/2036	15,999	0.0
16,480	6.000%, 10/01/2036	17,254	0.0
19,118	6.000%, 10/01/2036	20,017	0.0
5,677	6.000%, 11/01/2036	5,896	0.0
15,300	6.000%, 11/01/2036	16,059	0.0
1,036	6.000%, 12/01/2036	1,061	0.0
1,033	6.000%, 12/01/2036	1,079	0.0
1,446	6.000%, 12/01/2036	1,496	0.0
8,554	6.000%, 12/01/2036	8,834	0.0
15,829	6.000%, 12/01/2036	16,614	0.0
164	6.000%, 01/01/2037	170	0.0
284	6.000%, 01/01/2037	299	0.0
2,964	6.000%, 01/01/2037	3,096	0.0
8,600	6.000%, 01/01/2037	8,835	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
6,185	6.000%, 02/01/2037	$6,419	0.0
6,278	6.000%, 02/01/2037	6,590	0.0
40,303	6.000%, 02/01/2037	42,197	0.0
301	6.000%, 03/01/2037	311	0.0
3,631	6.000%, 03/01/2037	3,811	0.0
4,470	6.000%, 03/01/2037	4,632	0.0
7,083	6.000%, 03/01/2037	7,435	0.0
35,732	6.000%, 03/01/2037	37,301	0.0
533	6.000%, 04/01/2037	551	0.0
603	6.000%, 04/01/2037	626	0.0
766	6.000%, 04/01/2037	804	0.0
1,626	6.000%, 04/01/2037	1,696	0.0
3,409	6.000%, 04/01/2037	3,561	0.0
4,154	6.000%, 04/01/2037	4,308	0.0
6,777	6.000%, 04/01/2037	7,113	0.0
9,968	6.000%, 04/01/2037	10,462	0.0
10,859	6.000%, 04/01/2037	11,279	0.0
17,184	6.000%, 04/01/2037	17,819	0.0
22,112	6.000%, 04/01/2037	22,722	0.0
29,711	6.000%, 04/01/2037	31,253	0.0
49,196	6.000%, 04/01/2037	51,638	0.0
431	6.000%, 05/01/2037	441	0.0
3,933	6.000%, 05/01/2037	4,118	0.0
4,592	6.000%, 05/01/2037	4,742	0.0
5,610	6.000%, 05/01/2037	5,788	0.0
7,503	6.000%, 05/01/2037	7,875	0.0
8,440	6.000%, 05/01/2037	8,740	0.0
8,841	6.000%, 05/01/2037	9,076	0.0
10,762	6.000%, 05/01/2037	11,115	0.0
16,133	6.000%, 05/01/2037	16,892	0.0
32,229	6.000%, 05/01/2037	33,827	0.0
2,343	6.000%, 06/01/2037	2,459	0.0
2,900	6.000%, 06/01/2037	3,044	0.0
3,015	6.000%, 06/01/2037	3,130	0.0
3,993	6.000%, 06/01/2037	4,119	0.0
19,685	6.000%, 06/01/2037	20,255	0.0
25,981	6.000%, 06/01/2037	27,202	0.0
1,874	6.000%, 07/01/2037	1,962	0.0
2,699	6.000%, 07/01/2037	2,846	0.0
2,905	6.000%, 07/01/2037	3,069	0.0
4,376	6.000%, 07/01/2037	4,516	0.0
5,285	6.000%, 07/01/2037	5,485	0.0
10,071	6.000%, 07/01/2037	10,451	0.0
24,031	6.000%, 07/01/2037	25,224	0.0
25,881	6.000%, 07/01/2037	26,861	0.0
1,954	6.000%, 08/01/2037	2,064	0.0
3,114	6.000%, 08/01/2037	3,215	0.0
5,376	6.000%, 08/01/2037	5,628	0.0
7,202	6.000%, 08/01/2037	7,458	0.0
14,059	6.000%, 08/01/2037	14,519	0.0
17,769	6.000%, 08/01/2037	18,378	0.0
25,430	6.000%, 08/01/2037	26,043	0.0
415	6.000%, 09/01/2037	427	0.0
1,032	6.000%, 09/01/2037	1,083	0.0
3,989	6.000%, 09/01/2037	4,118	0.0
6,286	6.000%, 09/01/2037	6,598	0.0
37,581	6.000%, 09/01/2037	39,258	0.0
376	6.000%, 10/01/2037	390	0.0
14,374	6.000%, 10/01/2037	15,088	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
461	6.000%, 11/01/2037	$477	0.0
15,432	6.000%, 11/01/2037	16,198	0.0
21,136	6.000%, 11/01/2037	22,185	0.0
695	6.000%, 12/01/2037	727	0.0
13,039	6.000%, 12/01/2037	13,604	0.0
22,238	6.000%, 12/01/2037	22,772	0.0
27,709	6.000%, 12/01/2037	29,084	0.0
13,357	6.000%, 02/01/2038	14,020	0.0
46,754	6.000%, 02/01/2038	48,699	0.0
59,604	6.000%, 02/01/2038	62,563	0.0
488	6.000%, 03/01/2038	509	0.0
3,227	6.000%, 03/01/2038	3,331	0.0
11,618	6.000%, 03/01/2038	12,016	0.0
1,489	6.000%, 05/01/2038	1,563	0.0
35,179	6.000%, 05/01/2038	36,869	0.0
4,823	6.000%, 06/01/2038	5,063	0.0
18,888	6.000%, 07/01/2038	19,826	0.0
32,607	6.000%, 07/01/2038	33,835	0.0
580	6.000%, 08/01/2038	609	0.0
2,702	6.000%, 09/01/2038	2,803	0.0
3,009	6.000%, 09/01/2038	3,159	0.0
9,957	6.000%, 09/01/2038	10,451	0.0
12,123	6.000%, 09/01/2038	12,566	0.0
299	6.000%, 10/01/2038	309	0.0
483	6.000%, 10/01/2038	501	0.0
5,490	6.000%, 10/01/2038	5,763	0.0
6,150	6.000%, 10/01/2038	6,456	0.0
9,687	6.000%, 10/01/2038	10,032	0.0
12,035	6.000%, 10/01/2038	12,632	0.0
339	6.000%, 11/01/2038	355	0.0
924	6.000%, 11/01/2038	956	0.0
38,118	6.000%, 11/01/2038	39,431	0.0
660	6.000%, 12/01/2038	686	0.0
8,941	6.000%, 12/01/2038	9,286	0.0
29,600	6.000%, 12/01/2038	31,069	0.0
588	6.000%, 10/01/2039	618	0.0
7,511	6.000%, 10/01/2039	7,884	0.0
7,226	6.000%, 04/01/2040	7,585	0.0
64,656	6.000%, 09/01/2040	67,262	0.0
75,553	6.000%, 10/01/2040	79,304	0.0
1,236,165	6.000%, 07/01/2054	1,265,416	0.2
1,760,313	6.000%, 09/01/2054	1,801,967	0.2
3,241	6.500%, 01/01/2032	3,357	0.0
2,402	6.500%, 04/01/2032	2,488	0.0
2,099	6.500%, 10/01/2032	2,173	0.0
4,877	6.500%, 10/01/2032	5,069	0.0
2,265	6.500%, 03/01/2038	2,404	0.0
104	7.000%, 12/01/2027	110	0.0
120,528	7.000%, 03/01/2038	127,367	0.0
2,596	7.500%, 09/01/2031	2,669	0.0
		115,827,482	13.0
	Total U.S. Government Agency Obligations (Cost $178,282,187)	168,808,509	18.9

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.0%
523,951 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.263%, (TSFR1M + 0.614%), 11/25/2035	$255,704	0.0
756,911	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	493,171	0.1
161,799 (3)(6)	Alternative Loan Trust 2005-J3 2A2, 1.237%, (-1.000*TSFR1M + 4.886%), 05/25/2035	6,779	0.0
1,016,912	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	467,835	0.1
1,392,685 (3)	Alternative Loan Trust 2007-23CB A3, 4.263%, (TSFR1M + 0.614%), 09/25/2037	460,675	0.1
59,865	Banc of America Funding Trust 2007-8 4A1, 6.000%, 08/25/2037	48,406	0.0
195,852 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 4.819%, 01/25/2036	187,082	0.0
97,557 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.044%, 05/25/2035	94,166	0.0
626,417 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.231%, 11/25/2036	331,059	0.0
758,192 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.394%, 11/25/2036	376,180	0.1
541 (3)	Bear Stearns ARM Trust 2005-12 13A1, 4.504%, 02/25/2036	486	0.0
46,873 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.750%, 01/26/2036	32,720	0.0
814,729 (1)(3)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	809,705	0.1
8,551 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.197%, 12/25/2035	8,386	0.0
2,128 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 4.959%, 02/20/2035	2,125	0.0
8,617 (3)	CHL Mortgage Pass-Through Trust 2005-2 2A3, 4.443%, (TSFR1M + 0.794%), 03/25/2035	8,492	0.0
340,642	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	317,395	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,428 (3)	Citigroup Mortgage Loan Trust 2005-3 2A2A, 5.329%, 08/25/2035	$9,997	0.0
421,474	Citigroup Mortgage Loan Trust 2005-8 3A1, 5.500%, 09/25/2035	427,540	0.1
474,850 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.445%, 09/25/2037	457,181	0.1
194,780 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	192,766	0.0
130,966	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	118,976	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 7.392%, (SOFR30A + 3.764%), 02/25/2040	812,246	0.1
3,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 6.778%, (SOFR30A + 3.150%), 12/25/2041	3,629,108	0.4
65,920 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 4.815%, 07/19/2044	64,837	0.0
210,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R01 1B1, 6.992%, (SOFR30A + 3.364%), 01/25/2040	212,425	0.0
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 6.728%, (SOFR30A + 3.100%), 10/25/2041	1,509,973	0.2
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R03 1B1, 6.378%, (SOFR30A + 2.750%), 12/25/2041	1,509,242	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R08 1B1, 9.228%, (SOFR30A + 5.600%), 07/25/2042	1,044,901	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 8.978%, (SOFR30A + 5.350%), 05/25/2043	2,145,204	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
700,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 6.878%, (SOFR30A + 3.250%), 09/25/2043	$720,192	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 5.678%, (SOFR30A + 2.050%), 09/25/2044	2,009,121	0.2
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.578%, (SOFR30A + 1.950%), 02/25/2045	501,653	0.1
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R03 2M2, 5.878%, (SOFR30A + 2.250%), 03/25/2045	1,011,804	0.1
1,676,440 (6)	Fannie Mae Interest Strip 409 C29, 5.000%, 04/25/2042	305,667	0.0
145,662 (6)	Fannie Mae Interest Strip 418 10, 4.000%, 08/25/2043	24,817	0.0
140,887 (6)	Fannie Mae Interest Strip 418 15, 3.500%, 08/25/2043	21,335	0.0
1,184,700 (6)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	174,345	0.0
33,267	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	33,665	0.0
620 (3)	Fannie Mae REMIC Trust 2002-21 FC, 4.642%, (SOFR30A + 1.014%), 04/25/2032	622	0.0
264,143 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	36,254	0.0
6,132 (3)	Fannie Mae REMIC Trust 2004-11 A, 3.847%, (SOFR30A + 0.234%), 03/25/2034	6,124	0.0
126,118	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	128,484	0.0
1,040,669 (3)(6)	Fannie Mae REMIC Trust 2005-66 SY, 2.958%, (-1.000*SOFR30A + 6.586%), 07/25/2035	71,756	0.0
87,619 (3)	Fannie Mae REMIC Trust 2005-74 DK, 9.031%, (-1.000*SOFR30A + 23.542%), 07/25/2035	90,237	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,229,233 (3)(6)	Fannie Mae REMIC Trust 2005-92 SC, 2.938%, (-1.000*SOFR30A + 6.566%), 10/25/2035	$78,659	0.0
67,191	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	68,892	0.0
263,257 (3)	Fannie Mae REMIC Trust 2006-104 ES, 14.739%, (-1.000*SOFR30A + 32.878%), 11/25/2036	320,685	0.0
920,873 (3)(6)	Fannie Mae REMIC Trust 2006-12 SD, 3.008%, (-1.000*SOFR30A + 6.636%), 10/25/2035	47,255	0.0
1,287,884 (3)(6)	Fannie Mae REMIC Trust 2006-120 QD, 0.958%, (-1.000*SOFR30A + 4.586%), 10/25/2036	16,609	0.0
740,643 (3)(6)	Fannie Mae REMIC Trust 2006-123 UI, 2.998%, (-1.000*SOFR30A + 6.626%), 01/25/2037	58,479	0.0
714,057 (3)(6)	Fannie Mae REMIC Trust 2006-59 XS, 3.458%, (-1.000*SOFR30A + 7.086%), 07/25/2036	48,024	0.0
302 (3)(6)	Fannie Mae REMIC Trust 2006-72 HS, 2.958%, (-1.000*SOFR30A + 6.586%), 08/25/2026	1	0.0
980,689 (3)(6)	Fannie Mae REMIC Trust 2007-53 SX, 2.358%, (-1.000*SOFR30A + 5.986%), 06/25/2037	68,961	0.0
198,779 (3)	Fannie Mae REMIC Trust 2007-73 A1, 3.913%, (SOFR30A + 0.174%), 07/25/2037	195,253	0.0
115,135 (3)	Fannie Mae REMIC Trust 2008-20 SP, 6.144%, (-1.000*SOFR30A + 15.214%), 03/25/2038	116,201	0.0
635,060	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	631,724	0.1
2,348,466 (3)(6)	Fannie Mae REMIC Trust 2010-102 SB, 2.858%, (-1.000*SOFR30A + 6.486%), 09/25/2040	197,097	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,796,638 (6)	Fannie Mae REMIC Trust 2010-112 PI, 6.000%, 10/25/2040	$525,635	0.1
702,862 (3)(6)	Fannie Mae REMIC Trust 2010-116 SE, 2.858%, (-1.000*SOFR30A + 6.486%), 10/25/2040	50,191	0.0
1,740,860 (3)(6)	Fannie Mae REMIC Trust 2010-123 SL, 2.328%, (-1.000*SOFR30A + 5.956%), 11/25/2040	94,622	0.0
6,153,993 (3)(6)	Fannie Mae REMIC Trust 2010-139 SA, 2.288%, (-1.000*SOFR30A + 5.916%), 12/25/2040	426,576	0.1
1,242,668 (3)(6)	Fannie Mae REMIC Trust 2010-55 AS, 2.678%, (-1.000*SOFR30A + 6.306%), 06/25/2040	95,880	0.0
2,189,537	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	2,199,698	0.3
95,606	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	96,150	0.0
359,908	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	361,210	0.0
34,149	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	32,046	0.0
1,000,000	Fannie Mae REMIC Trust 2011-128 KB, 4.500%, 12/25/2041	979,199	0.1
562,852 (3)(6)	Fannie Mae REMIC Trust 2011-149 ES, 2.258%, (-1.000*SOFR30A + 5.886%), 07/25/2041	13,420	0.0
359,931 (6)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	35,455	0.0
243,857 (3)(6)	Fannie Mae REMIC Trust 2012-10 US, 2.708%, (-1.000*SOFR30A + 6.336%), 02/25/2042	24,424	0.0
504,198	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	461,270	0.1
3,074,866 (3)(6)	Fannie Mae REMIC Trust 2012-113 SG, 2.358%, (-1.000*SOFR30A + 5.986%), 10/25/2042	276,612	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,165,679 (3)(6)	Fannie Mae REMIC Trust 2012-122 SB, 2.408%, (-1.000*SOFR30A + 6.036%), 11/25/2042	$206,277	0.0
414,474 (6)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	17,703	0.0
985,454 (3)	Fannie Mae REMIC Trust 2012-131 BS, 0.952%, (-1.000*SOFR30A + 5.263%), 12/25/2042	621,568	0.1
6,827,829 (3)(6)	Fannie Mae REMIC Trust 2012-134 SF, 2.408%, (-1.000*SOFR30A + 6.036%), 12/25/2042	603,243	0.1
3,509,070 (3)(6)	Fannie Mae REMIC Trust 2012-137 SN, 2.358%, (-1.000*SOFR30A + 5.986%), 12/25/2042	299,402	0.0
5,605,046 (3)(6)	Fannie Mae REMIC Trust 2012-19 S, 2.208%, (-1.000*SOFR30A + 5.836%), 03/25/2042	441,691	0.1
2,355,939 (3)(6)	Fannie Mae REMIC Trust 2012-30 TS, 2.708%, (-1.000*SOFR30A + 6.336%), 04/25/2042	225,888	0.0
412,398 (6)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	49,728	0.0
2,353,928 (3)(6)	Fannie Mae REMIC Trust 2013-60 DS, 2.458%, (-1.000*SOFR30A + 6.086%), 06/25/2033	119,065	0.0
3,127,691 (3)(6)	Fannie Mae REMIC Trust 2013-9 DS, 2.408%, (-1.000*SOFR30A + 6.036%), 02/25/2043	278,470	0.0
4,240,563 (3)(6)	Fannie Mae REMIC Trust 2013-9 SA, 2.408%, (-1.000*SOFR30A + 6.036%), 03/25/2042	170,643	0.0
6,948,032 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,281,560	0.2
7,696,570 (6)	Fannie Mae REMIC Trust 2016-2 IO, 5.500%, 02/25/2046	952,415	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,670,301 (3)(6)	Fannie Mae REMIC Trust 2016-54 SD, 2.258%, (-1.000*SOFR30A + 5.886%), 08/25/2046	$264,745	0.0
4,104,996 (3)(6)	Fannie Mae REMIC Trust 2016-62 SC, 2.258%, (-1.000*SOFR30A + 5.886%), 09/25/2046	396,821	0.1
8,439,097 (3)(6)	Fannie Mae REMIC Trust 2016-82 SD, 2.308%, (-1.000*SOFR30A + 5.936%), 11/25/2046	592,704	0.1
2,791,415 (3)(6)	Fannie Mae REMIC Trust 2016-93 SL, 2.908%, (-1.000*SOFR30A + 6.536%), 12/25/2046	163,481	0.0
5,205,116 (6)	Fannie Mae REMIC Trust 2017-23 IO, 6.000%, 04/25/2047	993,723	0.1
776,657	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	693,894	0.1
2,715,359	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	2,577,652	0.3
145,250	Fannie Mae REMIC Trust 2018-27 EA, 3.000%, 05/25/2048	129,305	0.0
2,016,547 (3)(6)	Fannie Mae REMIC Trust 2018-43 SE, 2.508%, (-1.000*SOFR30A + 6.136%), 09/25/2038	137,403	0.0
374,783	Fannie Mae REMIC Trust 2018-64 ET, 3.000%, 09/25/2048	334,861	0.0
3,636,854 (3)(6)	Fannie Mae REMIC Trust 2019-18 SA, 2.308%, (-1.000*SOFR30A + 5.936%), 05/25/2049	259,026	0.0
3,430,260 (3)(6)	Fannie Mae REMIC Trust 2019-25 PS, 2.308%, (-1.000*SOFR30A + 5.936%), 06/25/2049	335,051	0.0
10,069,485 (3)(6)	Fannie Mae REMIC Trust 2019-33 PS, 2.308%, (-1.000*SOFR30A + 5.936%), 07/25/2049	956,656	0.1
9,140,324 (6)	Fannie Mae REMIC Trust 2020-68 GI, 4.000%, 10/25/2050	1,870,872	0.2
8,372,390 (6)	Fannie Mae REMIC Trust 2020-71 TI, 3.000%, 10/25/2050	1,356,734	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,332,805 (3)(6)	Fannie Mae REMIC Trust 2020-94 SC, 2.208%, (-1.000*SOFR30A + 5.836%), 07/25/2050	$751,884	0.1
12,114,237 (6)	Fannie Mae REMIC Trust 2021-13 BI, 3.000%, 02/25/2050	2,103,406	0.2
12,381,593 (6)	Fannie Mae REMIC Trust 2021-17 KI, 4.500%, 04/25/2051	2,884,895	0.3
6,313,170 (6)	Fannie Mae REMIC Trust 2021-72 QI, 4.500%, 02/25/2043	1,217,655	0.1
12,911,723 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	2,730,050	0.3
4,061,168	Fannie Mae REMIC Trust 2024-22 MZ, 5.500%, 05/25/2054	4,063,895	0.5
94,314 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 4.336%, 03/25/2035	51,730	0.0
45,269 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 5.159%, 02/25/2036	43,946	0.0
15,249 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 5.737%, 08/25/2035	9,885	0.0
1,487,700 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.908%, 03/25/2048	1,362,686	0.2
22,323	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	22,428	0.0
32,832	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	33,177	0.0
18,011 (3)	Freddie Mac REMIC Trust 2411 FJ, 4.057%, (SOFR30A + 0.464%), 12/15/2029	17,988	0.0
14,322	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	14,478	0.0
24,237	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	24,795	0.0
69,185 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	9,104	0.0
1,414,533 (3)(6)	Freddie Mac REMIC Trust 2815 GS, 2.293%, (-1.000*SOFR30A + 5.886%), 03/15/2034	72,648	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
307,804	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	$309,346	0.0
237,562	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	238,744	0.0
1,616,067 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 3.023%, (-1.000*SOFR30A + 6.616%), 10/15/2035	103,650	0.0
91,099 (3)	Freddie Mac REMIC Trust 3065 DC, 8.738%, (-1.000*SOFR30A + 19.517%), 03/15/2035	94,611	0.0
95,092 (3)(6)	Freddie Mac REMIC Trust 3102 IS, 10.973%, (-1.000*SOFR30A + 24.147%), 01/15/2036	19,747	0.0
690,204 (3)(6)	Freddie Mac REMIC Trust 3170 SA, 2.893%, (-1.000*SOFR30A + 6.486%), 09/15/2033	40,563	0.0
166,834 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 2.778%, (-1.000*SOFR30A + 6.371%), 06/15/2036	10,234	0.0
2,847,737 (3)(6)	Freddie Mac REMIC Trust 3284 CI, 2.413%, (-1.000*SOFR30A + 6.006%), 03/15/2037	202,085	0.0
1,223,502 (3)(6)	Freddie Mac REMIC Trust 3311 IC, 2.703%, (-1.000*SOFR30A + 6.296%), 05/15/2037	95,788	0.0
2,591,016 (3)(6)	Freddie Mac REMIC Trust 3510 IC, 2.373%, (-1.000*SOFR30A + 5.966%), 08/15/2037	182,300	0.0
94,117 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 5.581%, 03/15/2033	94,632	0.0
14,432 (3)	Freddie Mac REMIC Trust 3556 NT, 6.807%, (SOFR30A + 3.214%), 03/15/2038	14,933	0.0
1,639,792 (3)(6)	Freddie Mac REMIC Trust 3575 ST, 2.893%, (-1.000*SOFR30A + 6.486%), 04/15/2039	151,469	0.0
2,378,196 (3)(6)	Freddie Mac REMIC Trust 3589 SB, 2.493%, (-1.000*SOFR30A + 6.086%), 10/15/2039	188,315	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
153,628 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	$14,953	0.0
4,051,325 (3)(6)	Freddie Mac REMIC Trust 3702 SB, 0.793%, (-1.000*SOFR30A + 4.386%), 08/15/2040	92,611	0.0
472,719	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	454,659	0.1
1,335,869 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 2.843%, (-1.000*SOFR30A + 6.436%), 05/15/2041	127,271	0.0
695,214	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	683,546	0.1
67,122 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 2.343%, (-1.000*SOFR30A + 5.936%), 07/15/2040	536	0.0
122,200 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 2.343%, (-1.000*SOFR30A + 5.936%), 01/15/2041	526	0.0
4,347,332 (3)(6)	Freddie Mac REMIC Trust 3951 SN, 2.843%, (-1.000*SOFR30A + 6.436%), 11/15/2041	408,360	0.1
221,488	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	219,400	0.0
2,445,930 (3)(6)	Freddie Mac REMIC Trust 4059 SP, 2.843%, (-1.000*SOFR30A + 6.436%), 06/15/2042	245,281	0.0
2,382,819 (3)(6)	Freddie Mac REMIC Trust 4102 MS, 2.893%, (-1.000*SOFR30A + 6.486%), 09/15/2042	269,310	0.0
5,620,240 (3)(6)	Freddie Mac REMIC Trust 4139 CS, 2.443%, (-1.000*SOFR30A + 6.036%), 12/15/2042	517,618	0.1
3,263,339 (6)	Freddie Mac REMIC Trust 4150 IO, 3.500%, 01/15/2043	506,039	0.1
309,755 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	44,958	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,662,209 (3)(6)	Freddie Mac REMIC Trust 4313 SD, 2.443%, (-1.000*SOFR30A + 6.036%), 03/15/2044	$182,172	0.0
4,422,631 (3)(6)	Freddie Mac REMIC Trust 4313 SE, 2.443%, (-1.000*SOFR30A + 6.036%), 03/15/2044	340,719	0.0
384,940 (6)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	43,412	0.0
403,805 (3)(6)	Freddie Mac REMIC Trust 4346 ST, 2.493%, (-1.000*SOFR30A + 6.086%), 07/15/2039	4,946	0.0
1,455,729 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 2.393%, (-1.000*SOFR30A + 5.986%), 09/15/2044	120,846	0.0
2,934,569 (6)	Freddie Mac REMIC Trust 4456 IO, 4.500%, 10/15/2044	593,919	0.1
1,293,689 (6)	Freddie Mac REMIC Trust 4465 MI, 5.000%, 03/15/2041	184,059	0.0
4,765,990 (3)(6)	Freddie Mac REMIC Trust 4675 KS, 2.293%, (-1.000*SOFR30A + 5.886%), 04/15/2047	447,682	0.1
2,948,132 (6)	Freddie Mac REMIC Trust 4717 IB, 4.000%, 09/15/2047	579,973	0.1
1,930,251	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	1,560,579	0.2
1,573,775	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	1,378,899	0.2
564,322	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	535,722	0.1
3,844,452 (3)(6)	Freddie Mac REMIC Trust 4845 S, 2.993%, (-1.000*SOFR30A + 6.586%), 12/15/2048	320,813	0.0
3,852,917 (3)(6)	Freddie Mac REMIC Trust 4892 ES, 2.408%, (-1.000*SOFR30A + 6.036%), 07/25/2045	362,911	0.0
10,048,785 (3)(6)	Freddie Mac REMIC Trust 4901 BS, 2.358%, (-1.000*SOFR30A + 5.986%), 07/25/2049	730,924	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,622,489 (6)	Freddie Mac REMIC Trust 4988 IJ, 4.500%, 12/15/2047	$619,424	0.1
8,900,072 (3)(6)	Freddie Mac REMIC Trust 4995 SB, 2.358%, (-1.000*SOFR30A + 5.986%), 07/25/2050	944,398	0.1
3,148,089 (6)	Freddie Mac REMIC Trust 5015 EI, 4.500%,09/25/2050	706,845	0.1
11,519,950 (6)	Freddie Mac REMIC Trust 5118 LI, 3.000%, 06/25/2041	1,186,050	0.1
9,779,660 (6)	Freddie Mac REMIC Trust 5124 IQ, 3.500%, 07/25/2051	1,752,920	0.2
6,819,592	Freddie Mac REMIC Trust 5387 ZQ, 5.500%, 03/25/2054	6,808,403	0.8
3,179,819	Freddie Mac REMIC Trust 5537 Z, 5.000%, 05/25/2055	3,026,080	0.3
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 7.278%, (SOFR30A + 3.650%), 11/25/2041	1,009,752	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 8.978%, (SOFR30A + 5.350%), 08/25/2042	1,466,562	0.2
2,609,193 (6)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	372,877	0.0
6,006,570 (3)(6)	Freddie Mac Strips 268 S5, 2.293%, (-1.000*SOFR30A + 5.886%), 08/15/2042	528,335	0.1
3,711,294 (3)(6)	Freddie Mac Strips 311 S1, 2.243%, (-1.000*SOFR30A + 5.836%), 08/15/2043	346,344	0.0
218,518 (3)(6)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	42,511	0.0
6,167,329 (3)(6)	Freddie Mac Strips 347 C29, 3.002%, 01/15/2044	828,858	0.1
5,192,645 (3)(6)	Freddie Mac Strips 347 C30, 3.480%, 02/15/2044	802,790	0.1
1,953,047 (3)(6)	Freddie Mac Strips 347 C31, 4.063%, 02/15/2044	332,303	0.0
2,755,182 (6)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	101,377	0.0
2,081,162 (6)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	111,033	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,385,405 (6)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	$141,719	0.0
1,950,826 (6)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	90,583	0.0
3,000,273 (6)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	133,254	0.0
2,420,749 (6)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	105,365	0.0
3,002,190 (6)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	161,843	0.0
1,452,087	Freddie Mac Structured Pass-Through Certificates T-54 2A, 6.500%, 02/25/2043	1,525,246	0.2
996,987 (3)	Freddie Mac Structured Pass-Through Certificates T-62 1A1, 4.944%, (12MTA + 1.200%), 10/25/2044	926,566	0.1
159,349 (3)(6)	Ginnie Mae 2005-7 AH, 3.022%, (-1.000*TSFR1M + 6.656%), 02/16/2035	9,607	0.0
3,710,123 (3)(6)	Ginnie Mae 2007-35 KY, 2.702%, (-1.000*TSFR1M + 6.336%), 06/16/2037	296,523	0.0
117,779 (3)	Ginnie Mae 2007-8 SP, 9.878%, (-1.000*TSFR1M + 21.677%), 03/20/2037	131,894	0.0
671,836 (3)(6)	Ginnie Mae 2008-35 SN, 2.646%, (-1.000*TSFR1M + 6.286%), 04/20/2038	39,489	0.0
295,399 (3)(6)	Ginnie Mae 2008-40 PS, 2.752%, (-1.000*TSFR1M + 6.386%), 05/16/2038	13,842	0.0
3,103,927 (3)(6)	Ginnie Mae 2009-106 SU, 2.446%, (-1.000*TSFR1M + 6.086%), 05/20/2037	227,558	0.0
1,047,988 (3)(6)	Ginnie Mae 2009-25 KS, 2.446%, (-1.000*TSFR1M + 6.086%), 04/20/2039	80,281	0.0
539,930	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	544,144	0.1
597,737	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	595,452	0.1
2,276,758	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	2,323,772	0.3
224,019 (6)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	6,060	0.0
421,376 (3)(6)	Ginnie Mae 2010-116 NS, 2.902%, (-1.000*TSFR1M + 6.536%), 09/16/2040	25,695	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,803,064 (3)(6)	Ginnie Mae 2010-116 SK, 2.866%, (-1.000*TSFR1M + 6.506%), 08/20/2040	$123,173	0.0
169,559 (3)(6)	Ginnie Mae 2010-4 SP, 2.752%, (-1.000*TSFR1M + 6.386%), 01/16/2039	1,510	0.0
738,656 (3)(6)	Ginnie Mae 2010-68 MS, 2.096%, (-1.000*TSFR1M + 5.736%), 06/20/2040	57,497	0.0
1,688,185 (6)	Ginnie Mae 2010-9 JI, 5.000%, 01/20/2040	332,307	0.0
1,665,523 (3)(6)	Ginnie Mae 2011-80 KS, 2.916%, (-1.000*TSFR1M + 6.556%), 06/20/2041	156,763	0.0
12,092 (6)	Ginnie Mae 2012-40 NI, 4.500%, 05/20/2040	247	0.0
2,836,564 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	359,543	0.0
3,247,334 (6)	Ginnie Mae 2013-184 JI, 5.500%, 12/16/2043	652,701	0.1
196,822	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	184,916	0.0
253,038	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	228,939	0.0
109,954	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	98,150	0.0
91,603	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	81,415	0.0
2,349,759	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	2,253,372	0.3
2,817,236 (3)(6)	Ginnie Mae 2014-3 SU, 2.296%, (-1.000*TSFR1M + 5.936%), 07/20/2039	203,292	0.0
3,658,885 (3)(6)	Ginnie Mae 2014-55 MS, 2.452%, (-1.000*TSFR1M + 6.086%), 04/16/2044	295,905	0.0
2,384,901 (3)(6)	Ginnie Mae 2014-56 SP, 2.452%, (-1.000*TSFR1M + 6.086%), 12/16/2039	131,235	0.0
2,932,391 (3)(6)	Ginnie Mae 2014-58 CS, 1.852%, (-1.000*TSFR1M + 5.486%), 04/16/2044	131,938	0.0
3,676,884 (6)	Ginnie Mae 2014-79 BI, 6.000%, 05/16/2044	566,408	0.1
1,632,752 (3)(6)	Ginnie Mae 2014-99 S, 1.846%, (-1.000*TSFR1M + 5.486%), 06/20/2044	127,230	0.0
4,013,801 (6)	Ginnie Mae 2015-167 BI, 4.500%, 04/16/2045	735,393	0.1
845,814	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	781,129	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
978,381	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	$890,502	0.1
8,692,960 (3)(6)	Ginnie Mae 2019-22 SA, 1.846%, (-1.000*TSFR1M + 5.486%), 02/20/2045	704,305	0.1
26,229,743 (3)(6)	Ginnie Mae 2020-167 SC, 2.546%, (-1.000*TSFR1M + 6.186%), 11/20/2050	3,468,676	0.4
3,858,675 (3)(6)	Ginnie Mae 2020-7 SE, 2.296%, (-1.000*TSFR1M + 5.936%), 06/20/2049	398,125	0.1
20,404,712 (6)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	3,435,911	0.4
9,175,323 (6)	Ginnie Mae 2021-41 MI, 2.000%, 03/20/2051	1,052,191	0.1
654,323 (6)	Ginnie Mae 2021-78 MI, 4.500%, 05/20/2051	111,301	0.0
9,260,998 (6)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,380,060	0.2
20,731,354 (3)(6)	Ginnie Mae 2022-45 SP, 2.191%, (-1.000*SOFR30A + 5.800%), 05/20/2050	1,632,796	0.2
4,525,939 (3)(6)	Ginnie Mae 2023-173 SB, 2.041%, (-1.000*SOFR30A + 5.650%), 11/20/2053	306,541	0.0
2,077,724	Ginnie Mae 2024-20 KZ, 6.000%, 02/20/2054	2,076,208	0.2
2,704,127 (6)	Ginnie Mae 2025-105 IO, 5.500%, 05/20/2050	530,562	0.1
66,838,646 (3)(6)	Ginnie Mae 2025-194 SN, 1.891%, (-1.000*SOFR30A + 5.500%), 11/20/2055	3,972,057	0.5
114,887 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	107,408	0.0
581,283 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	588,788	0.1
864	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	866	0.0
25,678 (3)	HarborView Mortgage Loan Trust 2005-2 2A1A, 4.194%, (TSFR1M + 0.554%), 05/19/2035	25,004	0.0
35,274 (3)	HomeBanc Mortgage Trust 2004-1 2A, 4.623%, (TSFR1M + 0.974%), 08/25/2029	34,837	0.0
2,401 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 5.114%, 02/25/2035	2,345	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,281 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 5.809%, 07/25/2035	$19,274	0.0
1,503,121 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.572%, 06/25/2048	1,365,336	0.2
1,594,054 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.485%, 03/25/2051	1,410,745	0.2
379,384 (1)(3)	JP Morgan Mortgage Trust 2026-2 A9B, 5.000%, 07/25/2056	369,098	0.0
6,367,671 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 2.857%, (-1.000*TSFR1M + 6.506%), 01/25/2037	961,717	0.1
17,389 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 5.302%, 05/25/2033	17,046	0.0
6,072 (3)	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 4.263%, (TSFR1M + 0.614%), 11/25/2035	5,880	0.0
7,854 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	7,835	0.0
930,030 (1)(3)	PMT Loan Trust 2025-INV12 A29, 5.500%, 12/25/2056	923,062	0.1
756,773,262 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	4,941,162	0.6
203,862	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	182,384	0.0
2,035,328 (1)(3)	Radnor RE Ltd. 2021-2 M2, 8.628%, (SOFR30A + 5.000%), 11/25/2031	2,101,360	0.2
454	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	457	0.0
1,131,193	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,094,322	0.1
521,084	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	455,187	0.1
700,567	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	604,727	0.1
560,908	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	483,548	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
561,016	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	$483,183	0.1
702,694	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	610,506	0.1
145,495	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	126,835	0.0
11,723 (3)	Sequoia Mortgage Trust 2003-4 2A1, 4.454%, (TSFR1M + 0.814%), 07/20/2033	11,802	0.0
2,912 (3)	Sequoia Mortgage Trust 2005-4 2A1, 6.255%, 04/20/2035	2,952	0.0
391,457 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.756%, 05/25/2045	340,718	0.0
63,167 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	58,622	0.0
838,944 (1)(3)	Sequoia Mortgage Trust 2026-MED1 A1A, 5.121%, 04/25/2056	828,856	0.1
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	634,841	0.1
311,197 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 4.793%, 04/25/2035	288,654	0.0
17,289 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-17 3A1, 4.343%, 08/25/2035	14,928	0.0
25,497 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 4.254%, (TSFR1M + 0.614%), 07/19/2035	24,863	0.0
75,043 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 4.711%, 10/25/2046	72,261	0.0
5,478 (3)	WaMu Mortgage Pass-Through Certificates 2002-AR9 1A, 5.144%, (12MTA + 1.400%), 08/25/2042	5,377	0.0
11,891 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 A1A, 4.403%, (TSFR1M + 0.754%), 01/25/2045	11,658	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
21,856,182 (3)(6)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 0.020%, 08/25/2045	$28,333	0.0
301,869 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.464%, 10/25/2036	285,569	0.0
280,113 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.648%, 10/25/2036	261,246	0.0
497,174 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 3.911%, 12/25/2036	449,376	0.1
155,432 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR7 3A, 4.792%, (12MTA + 1.048%), 07/25/2046	144,002	0.0
476,302 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 4.743%, (TSFR1M + 1.094%), 10/25/2045	462,042	0.1
1,007,091 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR10 A1, 3.963%, (TSFR1M + 0.314%), 12/25/2036	496,822	0.1
103,304	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	90,262	0.0
547,514 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.193%, (TSFR1M + 0.544%), 06/25/2037	489,167	0.1
24,594 (3)	Wells Fargo Mortgage Backed Securities Trust 2005-AR7 1A1, 5.505%, 05/25/2035	25,366	0.0
86,640 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 5.698%, 04/25/2036	86,568	0.0
396,130 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	365,667	0.0
	Total Collateralized Mortgage Obligations
	(Cost $174,421,083)	151,386,275	17.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: 11.5%
	Automobile Asset-Backed Securities: 0.1%
550,000 (1)	Hertz Vehicle Financing III LLC 2026-1A A, 5.090%, 11/25/2030	$551,296	0.1

	Home Equity Asset-Backed Securities: 0.1%
741,541 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	632,382	0.1
29,478 (3)	Renaissance Home Equity Loan Trust 2003-2 A, 3.454%, (TSFR1M + 0.994%), 08/25/2033	27,400	0.0
150,039 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	149,952	0.0
		809,734	0.1

	Other Asset-Backed Securities: 10.8%
900,000 (1)(3)	720 East CLO VII Ltd. 2025-7A B, 5.225%, (TSFR3M + 1.550%), 04/20/2037	900,644	0.1
690,000 (1)(3)	720 East CLO VII Ltd. 2025-7A C, 5.375%, (TSFR3M + 1.700%), 04/20/2037	684,084	0.1
1,700,000 (1)(3)	Allegany Park CLO Ltd. 2019-1A ARR, 4.775%, (TSFR3M + 1.100%), 01/20/2035	1,700,539	0.2
840,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A B, 5.375%, (TSFR3M + 1.700%), 02/20/2038	843,850	0.1
2,000,000 (1)(3)	Ares LXV CLO Ltd. 2022-65A A1R, 4.787%, (TSFR3M + 1.120%), 07/25/2034	2,000,468	0.2
1,600,000 (1)(3)	Bain Capital Credit CLO Ltd. 2025-4A C, 5.530%, (TSFR3M + 1.850%), 01/17/2039	1,607,986	0.2
1,390,000 (1)(3)	Ballyrock CLO 18 Ltd. 2021-18A A2R, 5.323%, (TSFR3M + 1.650%), 04/15/2038	1,393,457	0.2
2,300,000 (1)(3)	Ballyrock CLO 20 Ltd. 2022-20A A1A3, 4.723%, (TSFR3M + 1.050%), 10/15/2036	2,301,654	0.3
216,325 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 5.598%, 10/25/2036	215,526	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,360,000 (1)(3)	Benefit Street Partners CLO Ltd. 2015-6BR BR, 5.225%, (TSFR3M + 1.550%), 04/20/2038	$1,362,725	0.1
1,860,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A B, 5.214%, (TSFR3M + 1.550%), 04/22/2038	1,863,833	0.2
1,000,000 (1)(3)	BlueMountain CLO XXX Ltd. 2020-30A CR2, 5.523%, (TSFR3M + 1.850%), 04/15/2035	1,001,134	0.1
3,490,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.107%, (TSFR3M + 1.432%), 07/20/2034	3,490,174	0.4
3,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 5.937%, (TSFR3M + 2.262%), 07/20/2034	3,000,150	0.3
2,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1AR AR2, 5.034%, (TSFR3M + 1.290%), 07/20/2039	2,000,990	0.2
1,750,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 6.441%, (TSFR3M + 2.762%), 07/16/2032	1,753,636	0.2
3,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 4.900%, (TSFR3M + 1.220%), 01/17/2038	3,008,544	0.3
15,609 (3)	Chase Funding Trust Series 2002-4 2A1, 4.503%, (TSFR1M + 0.854%), 10/25/2032	15,539	0.0
58,026 (3)	Chase Funding Trust Series 2003-5 2A2, 4.363%, (TSFR1M + 0.714%), 07/25/2033	58,079	0.0
1,850,000 (1)(3)	CIFC Funding Ltd. 2022-4A AR, 4.770%, (TSFR3M + 1.090%), 07/16/2035	1,851,358	0.2
2,500,000 (1)(3)	CIFC Funding Ltd. 2023-2A AR, 4.802%, (TSFR3M + 1.130%), 01/21/2037	2,502,200	0.3
950,000 (1)	DB Master Finance LLC 2026-1A A2I, 5.200%, 05/20/2056	951,775	0.1
500,000 (1)	Domino's Pizza Master Issuer LLC 2025-1A A2I, 4.930%, 07/25/2055	496,653	0.0
6,750,000 (1)(3)	Dryden 104 CLO Ltd. 2022-104A A1R, 4.932%, (TSFR3M + 1.290%), 08/20/2034	6,754,070	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,300,000 (1)(3)	Elevation CLO Ltd. 2023-17A BR, 5.325%, (TSFR3M + 1.650%), 10/20/2036	$1,301,550	0.1
1,730,000 (1)(3)	Elmwood CLO IX Ltd. 2021-2A BR, 5.225%, (TSFR3M + 1.550%), 04/20/2038	1,731,974	0.2
840,000 (1)(3)	Elmwood CLO XI Ltd. 2021-4A BR, 5.225%, (TSFR3M + 1.550%), 01/20/2038	843,003	0.1
2,500,000 (1)(3)	Galaxy XXII CLO Ltd. 2016-22A AR4, 4.700%, (TSFR3M + 1.020%), 04/16/2034	2,501,598	0.3
86,152 (3)	GSAMP Trust 2007-FM1 A2A, 3.903%, (TSFR1M + 0.254%), 12/25/2036	42,490	0.0
529,274 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	512,425	0.1
1,550,000 (1)(3)	Invesco CLO Ltd. 2021-3A BR, 5.164%, (TSFR3M + 1.500%), 10/22/2034	1,554,030	0.2
3,500,000 (1)(3)	Invesco US CLO Ltd. 2023-1A AR2, 4.774%, (TSFR3M + 1.110%), 04/22/2037	3,493,427	0.4
395,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	399,249	0.0
1,350,000 (1)(3)	KKR Clo 33 Ltd. 33A BR, 5.275%, (TSFR3M + 1.600%), 07/20/2034	1,351,547	0.1
970,000 (1)(3)	Lakeside Park CLO Ltd. 2025-1A B1, 5.223%, (TSFR3M + 1.550%), 04/15/2038	971,352	0.1
46,744 (3)	Long Beach Mortgage Loan Trust 2004-4 1A1, 4.323%, (TSFR1M + 0.674%), 10/25/2034	45,822	0.0
1,040,000 (1)(3)	Magnetite Xlv Ltd. 2025-45A B, 5.223%, (TSFR3M + 1.550%), 04/15/2038	1,041,663	0.1
4,600,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1R, 4.673%, (TSFR3M + 1.000%), 07/15/2034	4,600,630	0.5
2,500,000 (1)(3)	Market Street CLO Ltd. III 2026-3A A1, 5.010%, (TSFR3M + 1.260%), 07/20/2039	2,501,222	0.3
3,532,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 5.202%, (TSFR1M + 1.564%), 10/16/2036	3,535,851	0.4

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
229,578 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	$204,146	0.0
2,350,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014-17A A1R4, 4.865%, (TSFR3M + 1.220%), 07/22/2040	2,351,163	0.3
3,000,000 (1)(3)	Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A AR, 4.759%, (TSFR3M + 1.090%), 04/16/2035	3,001,908	0.3
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 5.075%, (TSFR3M + 1.400%), 07/20/2037	1,451,437	0.2
570,000 (1)(3)	Octagon 58 Ltd. 2022-1A BR, 5.423%, (TSFR3M + 1.750%), 04/15/2038	572,599	0.1
1,050,000 (1)(3)	Octagon Investment Partners 50 Ltd. 2020-4A BR2, 5.223%, (TSFR3M + 1.550%), 01/15/2035	1,050,541	0.1
500,931 (1)(3)	OZLM XV Ltd. 2016-15A A1R3, 4.725%, (TSFR3M + 1.050%), 04/20/2033	501,319	0.1
2,140,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A A2R, 5.175%, (TSFR3M + 1.500%), 04/20/2038	2,141,449	0.2
720,000 (1)(3)	Palmer Square Loan Funding Ltd. 2025-1A B, 5.251%, (TSFR3M + 1.600%), 02/15/2033	715,107	0.1
637,508 (1)	Palmetto Issuer LLC 2025-2A A, 5.980%, 04/30/2061	628,082	0.1
1,053,250 (1)	Planet Fitness Master Issuer LLC 2022-1A A2II, 4.008%, 12/05/2051	986,269	0.1
1,050,000 (1)(3)	Recette Clo Ltd. 2015- 1A BR3, 5.225%, (TSFR3M + 1.550%), 04/20/2034	1,050,687	0.1
645,506 (1)	Sabal Issuer LLC 2026-1A A1, 6.000%, 05/02/2061	635,682	0.1
47,155 (3)	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 3.923%, (TSFR1M + 0.274%), 11/25/2036	12,076	0.0
3,300,000 (1)(3)	Sixth Street CLO 32 Ltd. 2026-32A C, 5.613%, (TSFR3M + 1.950%), 04/21/2039	3,312,441	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
847,500 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	$841,086	0.1
2,600,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A CR, 5.517%, (TSFR3M + 1.850%), 04/25/2034	2,566,717	0.3
1,441,927 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,393,026	0.2
1,160,000 (1)(3)	Symphony Clo 47 Ltd. 2025-47A B, 5.225%, (TSFR3M + 1.550%), 04/20/2038	1,162,358	0.1
550,000 (1)	Trafigura Securitisation Finance PLC 2026-1A A, 5.120%, 12/15/2029	550,197	0.1
894,375 (1)	Triton Container Finance IX LLC 2026-1A A, 5.260%, 05/20/2051	890,716	0.1
20,211	United States Small Business Administration 2007-20L 1, 5.290%, 12/01/2027	20,226	0.0
1,240,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA BR3, 5.273%, (TSFR3M + 1.600%), 10/15/2034	1,241,574	0.1
750,000 (1)(3)	Wind River CLO Ltd. 2021-2A BR, 5.275%, (TSFR3M + 1.600%), 07/20/2034	750,467	0.1
400,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	404,050	0.0
		96,622,224	10.8

	Student Loan Asset-Backed Securities: 0.5%
227,988 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	196,477	0.0
189,383 (1)	Commonbond Student Loan Trust-GS 2017-BGS B, 3.260%, 09/25/2042	157,199	0.0
162,399 (1)	Commonbond Student Loan Trust-GS 2018-AGS A1, 3.210%, 02/25/2044	154,062	0.0
214,513 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	198,432	0.0
700,000 (1)	Navient Refinance Loan Trust 2026-B A, 5.070%, 06/15/2056	700,641	0.1
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,394,598	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
337,767 (1)	SMB Private Education Loan Trust 2024-F A1A, 5.060%, 03/16/2054	$338,052	0.1
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	969,758	0.1
		4,109,219	0.5
	Total Asset-Backed Securities
	(Cost $102,394,105)	102,092,473	11.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.3%
2,000,000 (1)(3)	BAHA Trust 2024-MAR B, 7.069%, 12/10/2041	2,061,713	0.2
10,933,542 (3)(6)	BANK 2019-BN16 XA, 1.089%, 02/15/2052	190,461	0.0
2,500,000 (1)(3)	BDS LLC 2025-FL15 A, 5.039%, (TSFR1M + 1.400%), 03/19/2043	2,508,151	0.3
5,000,000 (1)(3)	BDS LLC 2026-FL17 A, 4.989%, (TSFR1M + 1.350%), 05/19/2043	5,012,821	0.6
17,408,519 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.163%, 03/15/2052	342,589	0.0
1,000,000 (3)	Benchmark Mortgage Trust 2025-V17 C, 6.089%, 09/15/2058	998,126	0.1
1,000,000 (1)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.022%, (TSFR1M + 1.386%), 01/17/2043	1,002,829	0.1
2,940,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 5.910%, (TSFR1M + 2.285%), 10/15/2036	2,938,680	0.3
584,987 (1)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 5.267%, (TSFR1M + 1.641%), 05/15/2041	586,531	0.1
1,750,000 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 5.566%, (TSFR1M + 1.941%), 03/15/2041	1,756,008	0.2
2,500,000 (1)(3)	BX Commercial Mortgage Trust 2026-VLT9 A, 5.325%, (TSFR1M + 1.700%), 03/15/2045	2,502,833	0.3
2,250,000 (1)(3)	BXMT Ltd. 2025-FL5 A, 5.276%, (TSFR1M + 1.639%), 10/18/2042	2,256,350	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
44,727,569 (3)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.816%, 06/10/2051	$459,064	0.1
1,650,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023- SMRT C, 6.048%, 06/12/2040	1,654,043	0.2
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,445,245	0.2
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	748,923	0.1
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	757,130	0.1
500,000 (3)	CSAIL Commercial Mortgage Trust 2018-C14 B, 5.038%, 11/15/2051	470,694	0.1
1,444,700 (1)(3)	Extended Stay America Trust 2025-ESH D, 6.225%, (TSFR1M + 2.600%), 10/15/2042	1,456,969	0.2
1,926,267 (1)(3)	Extended Stay America Trust 2025-ESH E, 6.975%, (TSFR1M + 3.350%), 10/15/2042	1,948,502	0.2
2,000,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.225%, (TSFR1M + 2.600%), 12/15/2039	2,016,158	0.2
9,814,011 (1)(3)(6)	Freddie Mac Multifamily ML Certificates US XUS, 1.869%, 07/25/2037	1,087,327	0.1
199,596 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	196,938	0.0
1,000,000 (1)(3)	GSAT Trust 2025-BMF A, 5.125%, (TSFR1M + 1.500%), 07/15/2040	1,001,590	0.1
1,000,000 (1)(3)	GSAT Trust 2025-BMF B, 5.575%, (TSFR1M + 1.950%), 07/15/2040	1,000,195	0.1
3,000,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY D, 6.475%, (TSFR1M + 2.850%), 03/15/2042	3,006,804	0.3
1,250,000 (1)(3)	MED Commercial Mortgage Trust 2024-MOB A, 5.217%, (TSFR1M + 1.592%), 05/15/2041	1,235,064	0.1
1,000,000 (1)(3)	SDAL Trust 2025-DAL A, 6.067%, (TSFR1M + 2.441%), 04/15/2042	1,002,871	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(3)	SHR Trust 2024-LXRY A, 5.575%, (TSFR1M + 1.950%), 10/15/2041	$1,002,666	0.1
1,000,000 (1)(3)	STWD LLC 2025-FL4 B, 5.589%, (TSFR1M + 1.950%), 11/19/2042	1,002,187	0.1
1,250,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA B, 5.468%, (TSFR1M + 1.842%), 02/15/2042	1,241,170	0.2
23,815,286 (3)(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.594%, 04/15/2054	1,202,449	0.1
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP B, 6.466%, (TSFR1M + 2.841%), 04/15/2038	1,005,742	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $46,881,454)	47,098,823	5.3

U.S. TREASURY OBLIGATIONS: 3.4%
	United States Treasury Bonds: 0.6%
1,078,600	4.750%, 02/15/2056	1,048,012	0.1
4,006,800	5.000%, 05/15/2046	4,037,164	0.5
		5,085,176	0.6

	United States Treasury Notes: 2.8%
482,000	3.875%, 05/15/2029	478,328	0.1
2,465,900	4.125%, 06/30/2028	2,464,696	0.3
3,957,900	4.125%, 06/15/2029	3,954,344	0.4
10,812,400	4.125%, 06/30/2031	10,774,810	1.2
70,800	4.250%, 05/31/2033	70,546	0.0
1,103,800	4.250%, 06/30/2033	1,099,575	0.1
6,724,500	4.375%, 05/15/2036	6,689,301	0.7
		25,531,600	2.8
	Total U.S. Treasury Obligations
	(Cost $30,549,304)	30,616,776	3.4

BANK LOANS: 2.0%
	Basic Materials: 0.0%
225,000 (8)	Ecovyst Catalyst Technologies LLC, 06/12/2031	224,906	0.0

	Communications: 0.0%
112,500	Cengage Learning, Inc., Tranche B, 6.638%, (TSFR3M+3%), 03/24/2031	111,431	0.0
135,000 (8)	NTI Buyer LLC, 06/12/2033	134,325	0.0
		245,756	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: 0.3%
274,313	AI Aqua Merger Sub Inc FKA Osmosis Buyer Limited, Tranche B, 6.119%, (TSFR3M+2.750%), 07/31/2028	$274,445	0.1
95,000	AI Aqua Merger Sub, Inc., Tranche B, 6.119%, (TSFR1M+2.5%), 06/25/2033	95,079	0.0
225,000	American Airlines, Inc., Tranche B, 6.666%, (TSFR3M+3%), 05/31/2033	222,489	0.0
275,000	EG America LLC, Tranche B, 6.916%, (TSFR1M+2.250%), 02/10/2031	276,332	0.1
223,867	Flynn Restaurant Group LP, Tranche B2, 7.394%, (TSFR1M+3.75%), 01/28/2032	221,852	0.0
223,864	Great Outdoors Group LLC, Tranche B3, 6.894%, (TSFR1M+2.250%), 01/23/2032	224,820	0.1
223,861	LC Ahab US Bidco LLC, Tranche B, 6.144%, (TSFR1M+2.250%), 05/01/2031	224,001	0.0
223,858	PCI Gaming Authority, Tranche B, 5.644%, (TSFR1M+2.250%), 07/21/2031	224,198	0.0
163,177	Peer Holding III BV, Tranche B5B, 6.232%, (TSFR3M+2.5%), 07/01/2031	163,738	0.0
55,000 (8)	Peer USA LLC, Tranche B8, 10/14/2032	55,114	0.0
225,000	Raising Canes Restaurants LLC, Tranche B, 5.613%, (TSFR1M+2%), 06/06/2033	224,121	0.0
215,000	TKO Worldwide Holdings LLC, Tranche B5, 5.412%, (TSFR3M+1.750%), 11/21/2031	214,608	0.0
223,864	Windsor Holdings III LLC, Tranche B, 6.394%, (TSFR1M+2.250%), 08/01/2030	224,143	0.0
		2,644,940	0.3

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: 0.5%
223,875	AlixPartners LLP, Tranche B, 5.644%, (TSFR1M+2.250%), 08/12/2032	$222,696	0.0
224,438	Api Group DE, Inc., Tranche B, 5.394%, (TSFR1M+1.75%), 05/16/2033	224,323	0.0
274,655	Bausch & Lomb Corporation, Tranche B, 7.394%, (TSFR1M+3.75%), 01/15/2031	275,728	0.1
225,000	Bella Holding Co. LLC, 6.894%, (TSFR1M+3.25%), 06/16/2033	223,406	0.0
275,000	Camelot US Acquisition I Co, Tranche B, 6.394%, (TSFR1M+2.250%), 01/31/2031	253,430	0.1
224,825	Cimpress USA, Inc., Tranche B1, 6.144%, (TSFR1M+2.5%), 06/06/2033	225,387	0.0
275,000	Electron Bidco Inc., Tranche B, 6.144%, (TSFR1M+2.250%), 02/07/2033	275,573	0.1
225,000	Ensemble RCM LLC, Tranche B, 6.663%, (TSFR3M+3.000%), 02/09/2033	223,852	0.0
224,862	Fleetcor Technologies, Inc., Tranche B6, 5.394%, (TSFR1M+1.75%), 11/05/2032	224,602	0.0
224,482	Fugue Finance B.V., Tranche B, 5.916%, (TSFR3M+2.250%), 01/09/2032	224,225	0.0
224,942	Garda World Security Corporation, Tranche B, 6.419%, (TSFR3M+2.750%), 02/01/2029	224,942	0.0
222,949	GENMAB A/S, Tranche B, 5.732%, (TSFR3M+2%), 12/13/2032	222,980	0.0
275,000	Hopper Merger Sub, Inc., Tranche B, 5.995%, (TSFR3M+2.25%), 04/07/2033	269,345	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
225,000	McKesson Medical-Surgical Top Holdings, Inc., Tranche B, 5.982%, (TSFR3M+2.25%), 06/09/2032	$225,457	0.0
225,000	Mister Car Wash Holdings Inc., Incremental First Lien Term Loan B, 6.644%, (TSFR1M+3%), 03/27/2031	225,924	0.0
225,000 (9)	Prestige Brands, Inc., Delayed Draw Term Loan, 5.621%, (TSFR1M+2%), 06/13/2033	225,562	0.0
224,432	Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 2025 Incremental Term B-2 Loans, 5.369%, (TSFR1M+2.250%), 03/07/2032	221,398	0.0
274,313	Primo Brands (BlueTriton Brands/ Nestl Waters NA) Term Loan B 275-15, Tranche B, 6.482%, 03/31/2031	275,841	0.1
224,436	Sazerac Company, Inc., Tranche B, 5.630%, (TSFR1M+2.250%), 07/09/2032	224,374	0.0
		4,489,045	0.5

	Energy: 0.2%
223,861	CPPIB OVM Member U.S. LLC, Tranche B, 5.982%, (TSFR3M+2.250%), 08/20/2031	224,211	0.0
224,438	Deep Blue Operating I LLC, Tranche B, 5.902%, (TSFR3M+2.25%), 10/01/2032	224,999	0.0
224,873	EMG Utica Midstream Term Loan B 400-14, Tranche B, 7.200%, (TSFR3M+3.5%), 04/01/2030	226,279	0.1
226,073	GIP Pilot Acquisition Partners LP, Tranche B, 5.641%, (TSFR3M+2%), 05/19/2032	225,932	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Energy: (continued)
225,000	Pelican Pipeline LLC, Tranche B, 6.466%, (TSFR3M+2.75%), 03/25/2033	$225,562	0.0
223,594	Third Coast Infrastructure LLC, Tranche B, 6.894%, (TSFR1M+3.25%), 09/25/2030	224,991	0.0
20,000 (8)	UGI Energy, 02/22/2030	20,000	0.0
225,000	Whitewater Matterhorn Holdings, LLC, Tranche B1, 5.500%, (TSFR3M+1.75%), 06/16/2032	223,664	0.0
		1,595,638	0.2

	Financial: 0.4%
225,000	Acuren Delaware Holdco, Inc., 6.144%, (TSFR1M+2.5%), 07/30/2031	225,469	0.1
224,815	Allspring Buyer LLC, Tranche B, 6.750%, (TSFR3M+3%), 11/01/2030	225,710	0.1
224,438	Asurion First-lien Term Loan B-14 375-09, Tranche B14, 7.413%, (TSFR1M+3.75%), 02/23/2033	212,795	0.0
75,000	BCP VI Summit Holdings LP, Tranche B, 6.370%, (TSFR1M+2.75%), 01/30/2032	75,250	0.0
150,000	BCP VI Summit Holdings LP, Tranche B, 6.370%, (TSFR1M+2.75%), 01/30/2032	150,594	0.0
224,494	Broadstreet Partners, Inc., Tranche B, 6.144%, (TSFR1M+2.5%), 06/16/2031	217,095	0.0
225,000	Citadel Securities LP, Tranche B, 5.661%, (TSFR3M+2%), 06/10/2033	224,781	0.0
224,152	CPI Holdco B, LLC, Tranche B, 5.644%, (TSFR1M+2.250%), 05/19/2031	223,531	0.0
225,000	Cushman & Wakefield US Borrower LLC, Tranche B, 5.894%, (TSFR1M+2.25%), 06/13/2033	224,508	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: (continued)
225,000	Edelman Financial Engines Center LLC, 7.620%, (TSFR1M+4%), 11/28/2031	$225,928	0.1
272,934	Focus Financial Partners LLC, Tranche B8, 6.144%, (TSFR1M+2.250%), 09/15/2031	266,539	0.1
41,250 (8)	Hightower Holding LLC, Delayed Draw Term Loan, 02/03/2032	40,992	0.0
123,750 (8)	Hightower Holding LLC, Tranche B, 02/03/2032	122,977	0.0
60,000	HighTower Holding LLC, Tranche B, 6.408%, (TSFR3M+2.75%), 02/03/2032	59,625	0.0
224,436	Hudson River Trading LLC, Tranche B2, 6.139%, (TSFR1M+2.5%), 03/18/2030	223,191	0.0
225,000	IMC Financing LLC, Tranche B, 6.652%, 06/21/2032	225,375	0.0
225,000 (8)	Jupiter Borrower, Inc., Tranche B, 03/25/2033	225,281	0.0
224,950	Victory Capital Holdings, Inc., 5.482%, (TSFR3M+1.75%), 09/23/2032	224,284	0.0
		3,393,925	0.4

	Industrial: 0.4%
225,000	Asplundh Tree Expert LLC, Tranche B, 5.394%, (TSFR1M+1.75%), 05/31/2033	225,000	0.0
21,176 (8)(9)	Azuria Water Solutions, Inc., Tranche B, Initial Delayed Draw Term Loan, 02/28/2033	21,176	0.0
203,824	Azuria Water Solutions, Inc., Tranche B, 6.416%, (TSFR3M+2.75%), 02/28/2033	203,823	0.0
225,000 (8)	Belden, Inc., Tranche B, 06/11/2033	225,562	0.1
223,932	Chariot Buyer LLC, Tranche B, 6.644%, (TSFR1M+2.250%), 09/08/2032	224,279	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
225,000	Construction Partners, Inc., Tranche B, 5.637%, (TSFR1M+2%), 11/03/2031	$225,141	0.1
225,000	Coorstek, Inc., 6.228%, (TSFR3M+2.5%), 10/28/2032	225,516	0.1
225,000	Forgent Power Solutions, Inc., 5.946%, 12/20/2032	225,844	0.0
224,429	Genesee & Wyoming, Inc., Tranche B, 5.482%, (TSFR3M+1.75%), 04/10/2031	223,756	0.0
224,435	GFL Environmental Services, Inc., Tranche B, 6.156%, (TSFR3M+2.5%), 03/03/2032	224,365	0.0
224,438	Graham Packaging Company Inc., Tranche B, 5.894%, (TSFR1M+2.250%), 01/26/2033	224,807	0.0
225,000	Hillenbrand Inc., Tranche B, 3.644%, (TSFR1M+2.250%), 02/10/2033	221,203	0.0
225,000	Madison Iaq LLC, Tranche B, 5.470%, (TSFR6M+1.75%), 05/06/2032	224,633	0.0
199,001	Pro Mach Group, Inc., Tranche B, 6.144%, (TSFR1M+2.5%), 10/18/2032	199,351	0.0
225,000	Tecta America Corp., Tranche B, 6.144%, (TSFR1M+2.5%), 02/18/2032	225,516	0.1
214,463	TK Elevator Midco Gmbh, Term Loan B, 6.480%, (TSFR6M+2.750%), 04/30/2030	215,611	0.0
200,000	TransDigm Term Loan N 250-07, Tranche N, 6.120%, (TSFR1M+2.5%), 02/10/2033	200,205	0.0
224,875	Vertex Aerospace Services Corp., Tranche B, 5.644%, (TSFR1M+2%), 12/06/2030	224,875	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
23,601 (9)	Watlow Electric Manufacturing Co., 2026 Delayed Draw Term Loan, 6.417%, (TSFR3M+2.75%), 06/17/2033	$23,625	0.0
225,000	Watlow Electric Manufacturing Co., Tranche B, 6.417%, (TSFR3M+2.75%), 06/17/2033	225,094	0.0
		4,009,382	0.4

	Technology: 0.1%
225,000	Aragorn Parent Corporation, 7.144%, (TSFR1M+3.5%), 12/16/2030	225,984	0.1
225,000	AthenaHealth Group, Inc., Tranche B, 6.870%, (TSFR1M+3.25%), 02/17/2032	222,891	0.0
		448,875	0.1

	Utilities: 0.1%
225,000	Discovery Energy Holding Corporation, Tranche B, 6.732%, (TSFR3M+3.000%), 05/01/2031	225,633	0.1
225,000 (8)	Pathfinder Power LLC, Tranche B, 06/22/2033	224,930	0.0
		450,563	0.1
	Total Bank Loans
	(Cost $17,535,673)	17,503,030	2.0

MUNICIPAL BONDS: 0.2%
	California: 0.2%
500,000	California State University, 6.434%, 11/01/2030	517,450	0.1
170,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	183,474	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	351,591	0.1
300,000	Regents of the University of California Medical Center Pooled Revenue H, 6.548%, 05/15/2048	315,833	0.0
		1,368,348	0.2
	Total Municipal Bonds
	(Cost $1,270,000)	1,368,348	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 1.0%
185,000 (10)	Voya Ultra Short Income ETF	$9,265,725	1.0
	Total Exchange-Traded Funds
	(Cost $9,250,000)	9,265,725	1.0

MUTUAL FUNDS: 8.4%
	Affiliated Investment Companies: 8.4%
5,493,569	Voya VACS Series EMHCD Fund	59,000,927	6.6
1,493,292	Voya VACS Series SC Fund	15,485,443	1.8
		74,486,370	8.4
	Total Mutual Funds
	(Cost $70,593,670)	74,486,370	8.4
	Total Long-Term Investments
	(Cost $858,605,457)	829,436,990	93.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 10.9%
	Commercial Paper: 9.1%
5,775,000 (11)	Agilent Technologies, Inc., 3.980%, 07/07/2026	5,770,598	0.6
7,500,000	Charles Schwab Corp., 3.870%, 09/08/2026	7,444,681	0.8
8,000,000 (11)	Concord Minutemen Capital Company LLC, 3.940%, 08/12/2026	7,963,004	0.9
4,000,000 (11)	Constellation Energy Generation LLC, 4.560%, 07/13/2026	3,993,518	0.4
7,000,000 (11)	Constellation Energy Generation LLC, 4.620%, 07/31/2026	6,972,628	0.8
2,000,000 (11)	Constellation Energy Generation LLC, 4.720%, 10/05/2026	1,975,215	0.2
5,000,000 (11)	eBay, Inc., 4.170%, 09/25/2026	4,950,845	0.6
5,000,000 (11)	Enbridge U S, Inc., 4.030%, 07/16/2026	4,991,193	0.6
3,000,000 (11)	Enbridge U S, Inc., 4.100%, 08/17/2026	2,983,896	0.3
5,000,000 (11)	McCormick & Co., Inc., 3.850%, 07/01/2026	4,999,472	0.6
3,500,000 (11)	Simon Property Group LP, 3.970%, 07/06/2026	3,497,718	0.4
7,050,000 (11)	Simon Property Group LP, 3.990%, 07/10/2026	7,042,295	0.8
4,038,000 (11)	The Charles Schwab Corp., 3.710%, 07/08/2026	4,034,721	0.5
10,000,000 (11)	Virginia Electric and Power Co., 3.880%, 07/20/2026	9,978,804	1.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
4,500,000 (11)	Waste Management, Inc., 3.980%, 07/07/2026	$4,496,570	0.5
	Total Commercial Paper
	(Cost $81,105,021)	81,095,158	9.1

	U.S. Treasury Obligations: 0.5%
2,100,000 (2)(11)	United States Treasury Bill, 3.650%, 08/25/2026	2,088,290	0.2
3,000,000 (2)(11)	United States Treasury Bill, 3.930%, 05/13/2027	2,900,938	0.3
	Total U.S. Treasury Obligations
	(Cost $4,991,736)	4,989,228	0.5

	Repurchase Agreements: 1.1%
1,229,788 (12)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,229,911, collateralized by various U.S. Government Securities, 4.125%, Market Value plus accrued interest $1,254,384, due 03/31/29)	1,229,788	0.2
1,215,612 (12)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,215,734, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,239,924, due 04/07/28-06/20/56)	1,215,612	0.1
1,940,090 (12)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,940,284, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $1,978,892, due 08/15/28-07/01/56)	1,940,090	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,789,178 (12)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,789,357, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,824,962, due 12/17/26-05/15/51)	$1,789,178	0.2
1,066,849 (12)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,066,956, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,088,325, due 05/01/31-05/01/56)	1,066,849	0.1
2,212,510 (12)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $2,212,738, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,251,570, due 01/15/28-02/15/56)	2,212,510	0.3
	Total Repurchase Agreements
	(Cost $9,454,027)	9,454,027	1.1

	Time Deposits: 0.2%
289,444 (12)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	289,444	0.1
289,444 (12)	DZ Bank AG, 3.610%, 07/01/2026	289,444	0.0
289,444 (12)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	289,444	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
289,444 (12)	Mizuho Bank Ltd., 3.620%, 07/01/2026	$289,444	0.1
289,444 (12)	Royal Bank of Canada, 3.670%, 07/01/2026	289,444	0.0
289,444 (12)	Societe Generale S.A., 3.630%, 07/01/2026	289,444	0.0
289,444 (12)	Toronto-Dominion Bank, 3.630%, 07/01/2026	289,444	0.0
	Total Time Deposits
	(Cost $2,026,108)	2,026,108	0.2

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.0%
193,000 (13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560%
	(Cost $193,000)	$193,000	0.0

	Total Short-Term Investments
	(Cost $97,769,892)	97,757,521	10.9
	Total Investments in Securities
	(Cost $956,375,349)	$927,194,511	104.0
	Liabilities in Excess of Other Assets	(36,025,565)	(4.0)
	Net Assets	$891,168,946	100.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a “to be announced” (TBA) security transaction.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.
(10)	Investment in affiliate.
(11)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2026.

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
ECOFC	Enterprise 11th District COFI Replacement Index
H15T1Y	U.S. Treasury 1-Year Constant Maturity
RFUCCT1M	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M	FTSE USD IBOR Consumer Cash Fallbacks Term 6M
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR6M	6-month CME Term Secured Overnight Financing Rate

Percentage
Sector Diversification	of Net Assets
U.S. Government Agency Obligations	18.9%
Collateralized Mortgage Obligations	17.0
Asset-Backed Securities	11.5
Financial	8.9
Affiliated Investment Companies	8.4
Commercial Mortgage-Backed Securities	5.3
Communications	3.4
U.S. Treasury Obligations	3.4
Consumer, Non-cyclical	3.3
Technology	2.7
Consumer, Cyclical	2.5
Utilities	2.5
Industrial	2.2
Energy	1.6
Exchange-Traded Funds	1.0
Basic Materials	0.3
Government	0.2
Short-Term Investments	10.9
Liabilities in Excess of Other Assets	(4.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$226,810,661	$—	$226,810,661
U.S. Government Agency Obligations	—	168,808,509	—	168,808,509
Collateralized Mortgage Obligations	—	151,386,275	—	151,386,275
Asset-Backed Securities	—	102,092,473	—	102,092,473
Mutual Funds	74,486,370	—	—	74,486,370
Commercial Mortgage-Backed Securities	—	47,098,823	—	47,098,823
U.S. Treasury Obligations	—	30,616,776	—	30,616,776
Bank Loans	—	17,503,030	—	17,503,030
Exchange-Traded Funds	9,265,725	—	—	9,265,725
Municipal Bonds	—	1,368,348	—	1,368,348
Short-Term Investments	193,000	97,564,521	—	97,757,521
Total Investments, at fair value	$83,945,095	$843,249,416	$—	$927,194,511
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	336,308	—	336,308
Centrally Cleared Inflation-Linked Swaps	—	41,520	—	41,520
Centrally Cleared Interest Rate Swaps	—	4,553,129	—	4,553,129
Forward Foreign Currency Contracts	—	645	—	645
Forward Premium Swaptions	—	1,167,424	—	1,167,424
Futures	2,118,833	—	—	2,118,833
Total Assets	$86,063,928	$849,348,442	$—	$935,412,370
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(738,673)	$—	$(738,673)
Centrally Cleared Inflation-Linked Swaps	—	(47,231)	—	(47,231)
Centrally Cleared Interest Rate Swaps	—	(411,066)	—	(411,066)
Forward Premium Swaptions	—	(1,437,723)	—	(1,437,723)
Futures	(219,730)	—	—	(219,730)
OTC interest rate swaps	—	(69,407)	—	(69,407)
OTC total return swaps	—	(1,857,197)	—	(1,857,197)
Written Options	—	(26,325)	—	(26,325)
Total Liabilities	$(219,730)	$(4,587,622)	$—	$(4,807,352)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Ultra Short Income ETF	$9,285,150	$—	$—	$(19,425)	$9,265,725	$178,449	$—	$—
Voya VACS Series EMHCD Fund	86,243,281	2,366,610	(27,881,038)	(1,727,926)	59,000,927	2,366,332	2,118,959	—
Voya VACS Series HYB Fund	29,770,937	463,448	(29,374,280)	(860,105)	—	574,138	688,340	—

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya VACS Series SC Fund	$56,054,589	$—	$(38,350,905)	$(2,218,241)	$15,485,443	$1,382,729	$1,649,089	$—
	$181,353,957	$2,830,058	$(95,606,223)	$(4,825,697)	$83,752,095	$4,501,648	$4,456,388	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
EUR	77,803	USD	88,417	Standard Chartered Bank	08/14/26	$645
						$645

At June 30, 2026, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	551	09/30/26	$113,579,180	$(118,469)
U.S. Treasury 5-Year Note	536	09/30/26	57,377,125	96,200
U.S. Treasury 10-Year Note	233	09/21/26	25,604,515	174,666
U.S. Treasury Long Bond	107	09/21/26	12,144,500	297,816
U.S. Treasury Ultra Long Bond	412	09/21/26	47,856,375	1,550,151
			$256,561,695	$2,000,364
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(70)	09/21/26	(7,872,812)	(101,261)
			$(7,872,812)	$(101,261)

At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX Emerging Markets, Series 44, Version 1	Buy	(1.000)	12/20/30	USD	41,831,000	$115,848	$(689,879)
CDX North American High Yield Index Series 42, Version 2	Buy	(5.000)	06/20/29	USD	26,730,000	(1,976,559)	(48,794)
						$(1,860,711)	$(738,673)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield Index, Series 46, Version 1	Sell	5.000	06/20/31	USD	23,726,340	$1,915,807	$336,308
						$1,915,807	$336,308

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	3-month Australian Bank Bill	Quarterly	4.687%	Quarterly	03/25/28	AUD	33,100,000	$95,033	$95,033
Pay	1-day Overnight Bank of Canada	Semi-Annual	2.781	Semi-Annual	03/20/28	CAD	32,100,000	64,920	64,920
Pay	1-day Euro Short Term Rate	Annual	2.590	Annual	03/26/28	EUR	20,400,000	67,780	67,780
Pay	1-day Secured Overnight Financing Rate	At Termination Date	4.020	At Termination Date	06/22/28	USD	24,426,000	9,365	9,365
Pay	1-day Secured Overnight Financing Rate	At Termination Date	4.050	At Termination Date	06/22/28	USD	24,371,000	16,215	16,215
Pay	1-day Secured Overnight Financing Rate	At Termination Date	2.994	At Termination Date	03/03/28	USD	13,951,000	(140,734)	(140,734)
Pay	1-day Secured Overnight Financing Rate	At Termination Date	3.280	At Termination Date	03/13/29	USD	10,598,000	(53,404)	(53,404)
Pay	1-day Secured Overnight Financing Rate	Annual	4.129	Annual	03/27/36	USD	6,220,000	5,245	5,245
Pay	1-day Secured Overnight Financing Rate	Annual	4.605	Annual	05/29/46	USD	2,007,000	8,483	8,483
Pay	1-day Secured Overnight Financing Rate	Annual	4.241	Annual	05/15/41	USD	1,150,000	13,018	13,018
Pay	1-day Secured Overnight Financing Rate	Annual	4.329	Annual	05/15/46	USD	575,000	9,425	9,425
Pay	1-day Secured Overnight Financing Rate	Annual	4.335	Annual	05/15/51	USD	280,000	5,667	5,667
Pay	3-month Johannesburg Interbank	Quarterly	7.270	Quarterly	04/09/31	ZAR	57,424,000	(13,314)	(13,267)
Pay	3-month Johannesburg Interbank	Quarterly	7.605	Quarterly	03/25/31	ZAR	42,095,000	24,815	25,350
Receive	1-day Secured Overnight Financing Rate	At Termination Date	3.457	At Termination Date	02/25/27	USD	72,800,000	239,397	239,397
Receive	1-day Secured Overnight Financing Rate	Monthly	3.389	Monthly	02/04/29	USD	71,800,000	883,648	883,648
Receive	1-day Secured Overnight Financing Rate	Annual	3.299	Annual	02/24/28	USD	62,000,000	712,735	712,735
Receive	1-day Secured Overnight Financing Rate	Annual	3.366	Annual	02/23/31	USD	52,500,000	1,177,948	1,177,948
Receive	1-day Secured Overnight Financing Rate	At Termination Date	4.078	At Termination Date	06/14/28	USD	48,559,000	(42,907)	(42,907)
Receive	1-day Secured Overnight Financing Rate	Annual	3.502	Annual	02/24/33	USD	30,300,000	731,664	731,664
Receive	1-day Secured Overnight Financing Rate	At Termination Date	3.787	At Termination Date	05/15/27	USD	19,000,000	35,447	35,447
Receive	1-day Secured Overnight Financing Rate	Annual	3.823	Annual	05/15/28	USD	13,500,000	43,467	43,467
Receive	1-day Secured Overnight Financing Rate	Annual	3.608	Annual	02/25/36	USD	10,200,000	312,783	312,783
Receive	1-day Secured Overnight Financing Rate	Annual	3.810	Annual	05/15/29	USD	10,000,000	35,239	35,239

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.837%	Annual	05/15/31	USD	8,500,000	$21,440	$21,440
Receive	1-day Secured Overnight Financing Rate	Annual	4.605	Annual	02/14/46	USD	6,220,000	(27,414)	(27,414)
Receive	1-day Secured Overnight Financing Rate	Annual	4.319	Annual	05/21/37	USD	5,667,840	(130,217)	(130,217)
Receive	1-day Secured Overnight Financing Rate	Annual	3.922	Annual	05/15/33	USD	1,900,000	(357)	(357)
Receive	1-day Secured Overnight Financing Rate	Annual	3.995	Annual	03/02/57	USD	1,374,000	38,860	38,860
Receive	1-day Secured Overnight Financing Rate	Annual	4.054	Annual	05/15/36	USD	600,000	(2,766)	(2,766)
								$4,141,481	$4,142,063

At June 30, 2026, the following OTC interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

		Floating								Upfront
		Rate Index			Fixed Rate					Payments	Unrealized
Pay/Receive		Payment		Fixed	Payment	Maturity	Notional		Fair	Paid/	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Counterparty	Rate	Frequency	Date	Amount		Value	(Received)	(Depreciation)
Pay	1-day Overnight Brazil Interbank Deposit	At Termination Date	Goldman Sachs International	13.680%	At Termination Date	01/02/29	BRL	32,304,304	$(58,800)	$—	$(58,800)
Pay	1-day Overnight Brazil Interbank Deposit	At Termination Date	Goldman Sachs International	14.020%	At Termination Date	01/02/29	BRL	16,475,522	(2,988)	—	(2,988)
Pay	1-day Overnight Brazil Interbank Deposit	At Termination Date	Morgan Stanley Bank NA	13.900%	At Termination Date	01/02/29	BRL	10,207,027	(7,619)	—	(7,619)
									$(69,407)	$—	$(69,407)

At June 30, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive		Floating Rate		Fixed Rate					Unrealized
Floating	Floating Rate	Index Payment	Fixed	Payment	Maturity			Fair	Appreciation/
Rate	Index	Frequency	Rate	Frequency	Date	Notional Amount		Value	(Depreciation)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.462%	At Termination Date	03/27/31	USD	6,058,000	$(47,231)	$(47,231)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.410	At Termination Date	03/27/36	USD	6,058,000	41,520	41,520
								$(5,711)	$(5,711)

At June 30, 2026, the following OTC total return swaps were outstanding for Voya Intermediate Bond Portfolio:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
Receive	U.S. Treasury 30- Year Bond	At Termination Date	(Secured Overnight Financing Rate + 0.13%) (Secured overnight Financing	At Termination Date	Goldman Sachs International	07/22/26	USD	25,000,000	$(908,749)	$—	$(908,749)
Receive	U.S. Treasury 20-Year Bond	At Termination Date	Rate + 0.11%)	At Termination Date	Morgan Stanley Bank NA	07/22/26	USD	25,000,000	(948,448)	—	(948,448)
									$(1,857,197)	$—	$(1,857,197)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:

				(Pay)/
				Receive
			Exercise	Fixed	Payment	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate	Rate	Frequency	Date	Amount		Received	Value
Put on 5-year Credit Default Swap	Morgan Stanley Bank NA	CDX North American High Yield, Series 46, Version 2	106.000%	5.000%	Quarterly	08/19/26	USD	8,878,000	$61,525	$(26,314)
									$61,525	$(26,314)

At June 30, 2026, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley Bank NA	Receive	4.500%	1 day GBP-SONIA-OIS Compound	07/14/26	GBP	31,443,000	$39,025	$(11)
								$39,025	$(11)

At June 30, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	3.820%	Receive	1-day Secured Overnight Financing Rate	02/23/28	USD	4,548,000	$(166,173)	$(54,641)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	4.020%	Receive	1-day Secured Overnight Financing Rate	04/29/27	USD	4,608,000	(121,478)	(18,084)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	4.010%	Receive	1-day Secured Overnight Financing Rate	04/29/27	USD	4,608,000	(121,536)	(20,036)
Call on 10-Year Interest Rate Swap	Morgan Stanley Bank NA	3.411%	Receive	1-day Secured Overnight Financing Rate	05/06/31	EUR	4,695,600	(242,058)	20,277
Call on 10-Year Interest Rate Swap	Nomura Global Financial Products, Inc.	3.605%	Receive	1-day Secured Overnight Financing Rate	02/12/36	USD	9,952,000	(398,080)	11,309
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	226,698
Call on 5-Year Interest Rate Swap	UBS AG	3.780%	Receive	1-day Secured Overnight Financing Rate	03/20/28	USD	4,976,000	(124,400)	(12,580)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	4.020%	Pay	1-day Secured Overnight Financing Rate	04/29/27	USD	4,608,000	(121,478)	(14,907)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	4.010%	Pay	1-day Secured Overnight Financing Rate	04/29/27	USD	4,608,000	(121,536)	(13,191)
Put on 10-Year Interest Rate Swap	Morgan Stanley Bank NA	3.411%	Pay	1-day Secured Overnight Financing Rate	05/06/31	EUR	4,695,600	(242,058)	(35,155)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	157,211
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	4,988,800	(232,678)	(108,626)
Put on 5-Year Interest Rate Swap	UBS AG	3.780%	Pay	1-day Secured Overnight Financing Rate	03/20/28	USD	4,976,000	(124,400)	(33,337)
								$(9,221,165)	$104,938

At June 30, 2026, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Call on 10-Year Interest Rate Swap	Bank of America N.A.	4.722%	Pay	1-day Secured Overnight Financing Rate	05/27/36	USD	2,712,000	$221,435	$(11,557)
Call on 10-Year Interest Rate Swap	Morgan Stanley Bank NA	3.177%	Pay	1-day Secured Overnight Financing Rate	05/08/28	EUR	4,472,000	148,694	(16,139)
Call on 10-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.655%	Pay	1-day Secured Overnight Financing Rate	06/12/36	USD	2,246,000	181,477	(6,100)

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Call on 10-Year Interest Rate Swap	The Bank of Montreal	4.700%	Pay	1-day Secured Overnight Financing Rate	05/28/36	USD	2,408,000	$194,687	$(9,802)
Call on 1-Year Interest Rate Swap	BNP Paribas	2.500%	Pay	1-day Secured Overnight Financing Rate	02/22/27	USD	49,760,000	62,200	50,646
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Pay	1-day Secured Overnight Financing Rate	02/11/28	USD	12,440,000	53,554	15,787
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	24,944,000	116,488	73,529
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.436%	Pay	1-day Secured Overnight Financing Rate	04/10/28	USD	11,520,000	57,888	19,134
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.205%	Pay	1-day Secured Overnight Financing Rate	02/23/28	USD	19,400,000	86,330	38,389
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Pay	1-day Secured Overnight Financing Rate	12/16/27	USD	12,471,500	57,993	(33,854)
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Pay	1-day Secured Overnight Financing Rate	11/22/27	USD	24,944,000	117,237	(97,486)
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	12,472,000	47,705	(54,676)
Call on 1-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	3.123%	Pay	1-day Secured Overnight Financing Rate	10/25/27	USD	24,944,000	116,301	(106,406)
Call on 1-Year Interest Rate Swap	UBS AG	3.444%	Pay	1-day Secured Overnight Financing Rate	04/19/27	USD	23,040,000	74,304	42,953
Call on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Pay	1-day Secured Overnight Financing Rate	02/18/31	USD	1,244,000	140,572	1,312
Call on 30-Year Interest Rate Swap	Deutsche Bank AG	3.000%	Pay	1-day Secured Overnight Financing Rate	01/07/30	USD	5,082,000	116,886	(8,592)
Call on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Pay	1-day Secured Overnight Financing Rate	02/18/31	USD	1,244,000	141,567	1,741
Call on 30-Year Interest Rate Swap	Morgan Stanley Bank NA	4.240%	Pay	1-day Secured Overnight Financing Rate	04/14/31	USD	1,123,000	128,022	(2,433)
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.120%	Pay	1-day Secured Overnight Financing Rate	02/25/31	USD	11,877,500	1,345,127	1,301
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.130%	Pay	1-day Secured Overnight Financing Rate	02/25/31	USD	1,244,000	141,070	1,104
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	3.000%	Pay	1-day Secured Overnight Financing Rate	01/07/30	USD	2,541,000	58,443	(4,296)
Call on 30-Year Interest Rate Swap	Toronto Dominion Bank	4.251%	Pay	1-day Secured Overnight Financing Rate	02/04/27	USD	1,940,000	93,508	36,134
Call on 30-Year Interest Rate Swap	UBS AG	4.256%	Pay	1-day Secured Overnight Financing Rate	02/03/27	USD	1,940,000	93,314	36,755
Put on 10-Year Interest Rate Swap	Bank of America N.A.	4.722%	Receive	1-day Secured Overnight Financing Rate	05/27/36	USD	2,712,000	221,435	17,071
Put on 10-Year Interest Rate Swap	Morgan Stanley Bank NA	3.177%	Receive	1-day Secured Overnight Financing Rate	05/08/28	EUR	4,472,000	148,694	41,452
Put on 10-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.655%	Receive	1-day Secured Overnight Financing Rate	06/12/36	USD	2,246,000	181,477	9,412
Put on 10-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	5.605%	Receive	1-day Secured Overnight Financing Rate	02/12/36	USD	9,952,000	507,552	10,143
Put on 10-Year Interest Rate Swap	The Bank of Montreal	4.700%	Receive	1-day Secured Overnight Financing Rate	05/28/36	USD	2,408,000	194,687	12,748
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Receive	1-day Secured Overnight Financing Rate	02/11/28	USD	12,440,000	53,554	(32,658)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	24,944,000	116,488	(100,828)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.436%	Receive	1-day Secured Overnight Financing Rate	04/10/28	USD	11,520,000	57,888	(21,645)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.205%	Receive	1-day Secured Overnight Financing Rate	02/23/28	USD	19,400,000	86,330	(74,267)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Receive	1-day Secured Overnight Financing Rate	12/16/27	USD	12,471,500	57,993	25,703
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Receive	1-day Secured Overnight Financing Rate	11/22/27	USD	24,944,000	117,237	67,160

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	89,798,400	$255,925	$(260,243)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	12,472,000	47,705	29,809
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	3.123%	Receive	1-day Secured Overnight Financing Rate	10/25/27	USD	24,944,000	116,301	71,541
Put on 1-Year Interest Rate Swap	The Bank of Montreal	4.500%	Receive	1-day Secured Overnight Financing Rate	06/16/27	USD	44,919,000	74,566	(7,558)
Put on 1-Year Interest Rate Swap	UBS AG	3.444%	Receive	1-day Secured Overnight Financing Rate	04/19/27	USD	23,040,000	74,304	(82,427)
Put on 1-Year Interest Rate Swap	UBS AG	3.700%	Receive	1-day Secured Overnight Financing Rate	02/10/27	USD	49,760,000	48,267	(196,199)
Put on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Receive	1-day Secured Overnight Financing Rate	02/18/31	USD	1,244,000	140,572	8,248
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	5.600%	Receive	1-day Secured Overnight Financing Rate	02/24/31	USD	6,064,000	253,475	4,792
Put on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Receive	1-day Secured Overnight Financing Rate	02/18/31	USD	1,244,000	141,567	9,556
Put on 30-Year Interest Rate Swap	Morgan Stanley Bank NA	4.240%	Receive	1-day Secured Overnight Financing Rate	04/14/31	USD	1,123,000	128,022	7,919
Put on 30-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.120%	Receive	1-day Secured Overnight Financing Rate	02/25/31	USD	11,877,500	1,345,127	92,629
Put on 30-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.130%	Receive	1-day Secured Overnight Financing Rate	02/25/31	USD	1,244,000	141,070	8,913
Put on 30-Year Interest Rate Swap	Toronto Dominion Bank	4.251%	Receive	1-day Secured Overnight Financing Rate	02/04/27	USD	1,940,000	93,508	8,484
Put on 30-Year Interest Rate Swap	UBS AG	4.256%	Receive	1-day Secured Overnight Financing Rate	02/03/27	USD	1,940,000	93,314	7,564
								$8,491,860	$(375,237)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

AUD	—	Australian Dollar	EUR	—	EU Euro
BRL	—	Brazilian Real	GBP	—	British Pound
CAD	—	Canadian Dollar	USD	—	United States Dollar
			ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$645
Interest rate contracts	Unrealized appreciation on forward premium swaptions	1,167,424
Interest rate contracts	Variation margin receivable on futures contracts*	2,118,833
Credit contracts	Variation margin receivable on centrally cleared swaps*	336,308
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	4,594,649
Total Asset Derivatives		$8,217,859

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Unrealized depreciation on forward premium swaptions	$1,437,723
Interest rate contracts	Variation margin payable on futures contracts*	219,730
Credit contracts	Variation margin payable on centrally cleared swaps*	738,673
Interest rate contracts	Variation margin payable on centrally cleared swaps*	458,297
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,926,604
Credit contracts	Written options, at fair value	26,314
Interest rate contracts	Written options, at fair value	11
Total Liability Derivatives		$4,807,352

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$43,297	$—	$—	$(505,836)	$549,511	$86,972
Foreign exchange contracts	—	(2,379,537)	—	—	—	(2,379,537)
Interest rate contracts	(12,435)	—	(6,601,302)	792,468	—	(5,821,269)
Total	$30,862	$(2,379,537)	$(6,601,302)	$286,632	$549,511	$(8,113,834)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$1,069,951	$(121,282)	$948,669
Foreign exchange contracts	—	1,480,149	—	—	—	1,480,149
Interest rate contracts	(113,076)	—	2,801,085	2,206,743	(591,375)	4,303,377
Total	$(113,076)	$1,480,149	$2,801,085	$3,276,694	$(712,657)	$6,732,195

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

						JPMorgan		Nomura Global
	Bank of	Barclays			Goldman	Chase	Morgan	Financial	Standard
	America N.A.	Bank PLC	BNP Paribas	Deutsche Bank AG	Sachs International	Bank N.A.	Stanley Bank NA	Products, Inc.	Chartered Bank	The Bank of Montreal
Assets:
Forward foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$645	$—
Forward premium swaptions	$17,071	$383,909	$60,206	$94,108	$11,297	$180,195	$69,648	$206,352	$—	$12,748
Total Assets	$17,071	$383,909	$60,206	$94,108	$11,297	$180,195	$69,648	$206,352	$645	$12,748
Liabilities:
Forward premium swaptions	$11,557	$—	$—	$262,937	$—	$650,797	$53,727	$116,802	$—	$17,360
OTC interest rate swaps	—	—	—	—	61,788	—	7,619	—	—	—
OTC total return swaps	—	—	—	—	908,749	—	948,448	—	—	—
Written options	—	—	—	—	—	—	26,325	—	—	—
Total Liabilities	$11,557	$—	$—	$262,937	$970,537	$650,797	$1,036,119	$116,802	$—	$17,360
Net OTC derivative instruments by counterparty, at fair value	$5,514	$383,909	$60,206	$(168,829)	$(959,240)	$(470,602)	$(966,471)	$89,550	$645	$(4,612)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$810,000	$470,602	$720,000	$—	$—	$—
Net Exposure(1)(2)	$5,514	$383,909	$60,206	$(168,829)	$(149,240)	$—	$(246,471)	$89,550	$645	$(4,612)

	Toronto
	Dominion Bank	UBS AG	Total
Assets:
Forward foreign currency contracts	$—	$—	$645
Forward premium swaptions	44,618	87,272	1,167,424
Total Assets	$44,618	$87,272	$1,168,069
Liabilities:
Forward premium swaptions	$—	$324,543	$1,437,723
OTC interest rate swaps	—	—	69,407
OTC total return swaps	—	—	1,857,197
Written options	—	—	26,325
Total Liabilities	$—	$324,543	$3,390,652
Net OTC derivative instruments by counterparty, at fair value	$44,618	$(237,271)	$(2,222,583)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$2,000,602
Net Exposure(1)(2)	$44,618	$(237,271)	$(221,981)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2026, the Portfolio received $420,000 in cash collateral with Barclays Bank PLC. In addition the Portfolio pledged $810,000 in cash collateral from Goldman Sachs International, $540,000 from JPMorgan Chase Bank N.A. and $720,000 in cash collateral from Morgan Stanley Bank NA. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $964,856,459.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$9,247,436
Gross Unrealized Depreciation	(43,501,074)
Net Unrealized Depreciation	$(34,253,638)

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.5%
	Communication Services: 3.2%
30,847 (1)	CarGurus, Inc.	$1,051,574	0.5
137,947 (1)	Lumen Technologies, Inc.	1,059,433	0.5
62,403 (1)	Magnite, Inc.	1,184,409	0.5
71,030 (1)	TripAdvisor, Inc.	973,822	0.4
77,543 (1)	Uniti Group, Inc.	889,418	0.4
34,425 (1)	Yelp, Inc.	844,101	0.4
273,259 (1)	ZipRecruiter, Inc. - Class A	1,024,721	0.5
		7,027,478	3.2
	Consumer Discretionary: 4.9%
40,531 (2)	Ermenegildo Zegna NV	527,713	0.2
24,621	Garrett Motion, Inc.	892,019	0.4
179,583	Kohl's Corp.	3,182,211	1.4
8,029	Monarch Casino & Resort, Inc.	1,056,697	0.5
22,561	Red Rock Resorts, Inc. - Class A	1,467,819	0.7
83,317 (1)	Sonos, Inc.	1,127,279	0.5
187,441	Super Group SGHC Ltd.	2,539,825	1.2
		10,793,563	4.9
	Consumer Staples: 1.1%
8,603	Coca-Cola Consolidated, Inc.	1,642,485	0.8
48,908	Dole PLC	671,017	0.3
		2,313,502	1.1
	Energy: 2.0%
208,664 (1)	Clean Energy Fuels Corp.	427,761	0.2
53,165	DHT Holdings, Inc.	878,817	0.4
44,035	Excelerate Energy, Inc. - Class A	1,672,890	0.8
90,460	HighPeak Energy, Inc.	632,315	0.3
57,051 (1)	TETRA Technologies, Inc.	646,388	0.3
		4,258,171	2.0
	Financials: 16.2%
28,784	Arrow Financial Corp.	1,179,856	0.5
43,528	Banc of California, Inc.	889,277	0.4
53,950	BCB Bancorp, Inc.	578,344	0.3
159,545	BGC Group, Inc. - Class A	1,705,536	0.8
13,101	Cathay General Bancorp	812,131	0.4
41,173	ConnectOne Bancorp, Inc.	1,376,825	0.6
47,939	Farmers National Banc Corp.	699,910	0.3
90,037	First BanCorp/Puerto Rico	2,347,265	1.1
42,158	First Commonwealth Financial Corp.	857,072	0.4
29,116	First Horizon Corp.	746,534	0.4
72,153	Fulton Financial Corp.	1,745,381	0.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
169,107 (1)	Genworth Financial, Inc. - Class A	$1,601,443	0.7
30,259	Hancock Whitney Corp.	2,260,953	1.0
21,710	Hilltop Holdings, Inc.	841,914	0.4
30,513	HomeStreet, Inc. - Class A	485,157	0.2
69,683	Hope Bancorp, Inc.	953,264	0.4
41,894	Ladder Capital Corp.	416,845	0.2
43,554	MFA Financial, Inc.	422,038	0.2
11,001	NBT Bancorp, Inc.	543,119	0.3
12,119	Old Republic International Corp.	495,910	0.2
16,541	Origin Bancorp, Inc.	846,072	0.4
37,893 (1)	Oscar Health, Inc. - Class A	1,080,708	0.5
65,513	P10, Inc. - Class A	515,587	0.2
104,737	Pagseguro Digital Ltd. - Class A	947,870	0.4
16,965 (1)	Payoneer Global, Inc.	120,791	0.1
140,095	Redwood Trust, Inc.	664,050	0.3
41,107	Simmons First National Corp. - Class A	931,074	0.4
101,017 (1)	Slide Insurance Holdings, Inc.	1,956,699	0.9
112,024	StoneCo Ltd. - Class A	1,214,340	0.6
47,783	United Community Banks, Inc.	1,676,706	0.8
147,945	Valley National Bancorp	2,167,394	1.0
67,831	WisdomTree, Inc.	1,149,057	0.5
66,316	XP, Inc. - Class A	1,078,298	0.5
		35,307,420	16.2
	Health Care: 17.3%
21,023 (1)	10X Genomics, Inc. - Class A	806,022	0.4
48,865 (1)(2)	4D Molecular Therapeutics, Inc.	649,904	0.3
105,651 (1)	Alignment Healthcare, Inc.	2,515,550	1.1
29,212 (1)	Alumis, Inc.	822,026	0.4
24,598 (1)	Arrowhead Pharmaceuticals, Inc.	2,004,983	0.9
144,005 (1)	Aveanna Healthcare Holdings, Inc.	1,234,123	0.5
147,523 (1)	BioCryst Pharmaceuticals, Inc.	1,475,230	0.7
41,447 (1)	Brookdale Senior Living, Inc.	666,882	0.3
352,851 (1)	Cerus Corp.	1,030,325	0.5
33,685 (1)	Corvus Pharmaceuticals, Inc.	503,254	0.2
84,623 (1)	Erasca, Inc.	1,550,293	0.7
65,602 (1)	Fortrea Holdings, Inc.	1,141,475	0.5
17,930 (1)	HealthEquity, Inc.	1,619,438	0.7
69,632 (1)(2)	ImmunityBio, Inc.	609,628	0.3
143,575 (1)	Ironwood Pharmaceuticals, Inc.	604,451	0.3

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
30,871 (1)	Mineralys Therapeutics, Inc.	$832,900	0.4
15,382 (1)	Mirum Pharmaceuticals, Inc.	1,800,771	0.8
27,276 (1)(2)	Monte Rosa Therapeutics, Inc.	660,079	0.3
39,261 (1)	Olema Pharmaceuticals, Inc.	491,155	0.2
376,345 (1)	OPKO Health, Inc.	564,517	0.2
39,961 (1)	Orthofix Medical, Inc.	365,244	0.2
10,750 (1)	Oruka Therapeutics, Inc.	1,023,077	0.5
13,944 (1)	PACS Group, Inc.	594,572	0.3
117,819 (1)	Perspective Therapeutics, Inc.	401,763	0.2
3,281 (1)	Praxis Precision Medicines, Inc.	1,098,446	0.5
104,926 (1)	Progyny, Inc.	3,025,017	1.4
26,527	QIAGEN N.V.	1,037,206	0.5
245,272 (1)	Savara, Inc.	1,510,875	0.7
47,245 (1)	Tandem Diabetes Care, Inc.	712,927	0.3
46,578 (1)	Tango Therapeutics, Inc.	1,456,028	0.7
114,376 (1)	Taysha Gene Therapies, Inc.	778,901	0.3
102,692 (1)	Teladoc Health, Inc.	870,828	0.4
38,515 (1)	Travere Therapeutics, Inc.	2,188,037	1.0
156,004 (1)	Xeris Biopharma Holdings, Inc.	1,235,552	0.6
		37,881,479	17.3
	Industrials: 20.2%
41,127	Aebi Schmidt Holding AG	516,144	0.3
12,309	Allison Transmission Holdings, Inc.	1,387,717	0.7
48,584 (1)	Amprius Technologies, Inc.	673,374	0.3
17,355	Apogee Enterprises, Inc.	793,818	0.4
7,893	Applied Industrial Technologies, Inc.	2,669,018	1.2
68,467 (1)(2)	Array Technologies, Inc.	507,340	0.2
21,986	Atmus Filtration Technologies, Inc.	1,121,066	0.5
16,848 (1)	Bloom Energy Corp. - Class A	5,099,890	2.3
17,492	Cadre Holdings, Inc.	498,697	0.2
86,192 (1)	CoreCivic, Inc.	2,618,513	1.2
5,163	Donaldson Co., Inc.	463,483	0.2
38,019	Enerpac Tool Group Corp.	1,363,361	0.6
40,746	Flowserve Corp.	3,021,723	1.4
25,374 (1)	Fluence Energy, Inc.	504,435	0.2
20,708 (1)	Fluor Corp.	1,084,892	0.5
8,933	Franklin Electric Co., Inc.	957,528	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
90,958 (1)	Gates Industrial Corp. PLC	$2,544,095	1.2
90,113 (1)	GEO Group, Inc.	2,662,839	1.2
12,691 (1)(2)	Intuitive Machines, Inc.	271,460	0.1
36,673	Kennametal, Inc.	1,285,389	0.6
107,649 (1)	Legalzoom.com, Inc.	659,888	0.3
5,195	Lincoln Electric Holdings, Inc.	1,379,324	0.6
108,909 (1)	Manitowoc Co., Inc.	1,512,746	0.7
142,732	Mueller Water Products, Inc. - Class A	3,686,768	1.7
116,429 (1)	NOW, Inc.	1,510,084	0.7
84,324 (1)	T1 Energy, Inc.	799,392	0.4
47,212	Tetra Tech, Inc.	1,363,955	0.6
13,742	TriNet Group, Inc.	680,092	0.3
56,397 (1)	Upwork, Inc.	471,479	0.2
68,118 (1)	Vestis Corp.	989,073	0.5
18,617	Zurn Elkay Water Solutions Corp.	940,717	0.4
		44,038,300	20.2
	Information Technology: 18.0%
249,638 (1)	8x8, Inc.	426,881	0.2
37,421	A10 Networks, Inc.	1,398,049	0.6
37,236 (1)	ACI Worldwide, Inc.	1,872,598	0.9
5,747 (1)	Aehr Test Systems	552,057	0.3
80,019 (1)	Amplitude, Inc. - Class A	612,145	0.3
13,019 (1)	Applied Digital Corp.	485,609	0.2
7,626 (1)	Applied Optoelectronics, Inc.	1,129,868	0.5
46,858 (1)	Arlo Technologies, Inc.	631,646	0.3
94,775 (1)	AvePoint, Inc.	1,062,428	0.5
15,066	Bentley Systems, Inc. - Class B	450,323	0.2
57,410 (1)	Box, Inc. - Class A	1,523,661	0.7
53,680 (1)	Cerence, Inc.	607,658	0.3
34,067 (1)	Cipher Mining, Inc.	834,641	0.4
17,875 (1)	Cohu, Inc.	1,321,141	0.6
28,351 (1)	Core Scientific, Inc.	725,502	0.3
8,808 (1)	Credo Technology Group Holding Ltd.	2,395,336	1.1
18,003	CTS Corp.	1,173,616	0.5
12,299 (1)	DigitalOcean Holdings, Inc.	1,931,312	0.9
18,553 (1)	Dropbox, Inc. - Class A	509,651	0.2
73,996 (1)	Extreme Networks, Inc.	2,395,251	1.1
9,797 (1)	Hut 8 Corp.	1,131,015	0.5
51,742	Ingram Micro Holding Corp.	1,419,283	0.7
39,005 (1)	Knowles Corp.	1,617,927	0.7
4,331	Littelfuse, Inc.	1,972,034	0.9
25,230 (1)	Navitas Semiconductor Corp.	452,122	0.2
24,225 (1)	Photronics, Inc.	788,039	0.4
13,808 (1)	Rambus, Inc.	1,832,874	0.8
30,250 (1)	Riot Platforms, Inc.	828,245	0.4
21,169 (1)	Rubrik, Inc. - Class A	1,699,447	0.8
22,022 (1)(2)	Terawulf, Inc.	543,943	0.2
16,214 (1)	TTM Technologies, Inc.	3,032,342	1.4

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
11,266 (1)	Viavi Solutions, Inc.	$537,952	0.2
169,324 (1)	Yext, Inc.	790,743	0.4
37,846 (1)	Zeta Global Holdings Corp. - Class A	744,809	0.3
		39,430,148	18.0
	Materials: 4.5%
4,375	Balchem Corp.	739,156	0.3
117,471	Coeur Mining, Inc.	1,917,127	0.9
44,208 (1)(2)	Critical Metals Corp.	453,132	0.2
50,216	Element Solutions, Inc.	2,397,814	1.1
122,031	Hecla Mining Co.	1,882,938	0.9
62,317 (1)	Rayonier Advanced Materials, Inc.	489,812	0.2
139,889	Tronox Holdings PLC	881,301	0.4
81,400 (1)(2)	United States Antimony Corp.	590,964	0.3
19,983 (1)	USA Rare Earth, Inc.	431,233	0.2
		9,783,477	4.5
	Real Estate: 6.0%
72,255 (2)	Acadia Realty Trust	1,510,852	0.7
108,280	CareTrust REIT, Inc.	4,369,098	2.0
120,900 (2)	DiamondRock Hospitality Co.	1,472,562	0.7
61,503	Diversified Healthcare Trust	571,978	0.3
17,407	First Industrial Realty Trust, Inc.	1,067,223	0.5
17,498	LTC Properties, Inc.	672,798	0.3
114,763 (2)	Medical Properties Trust, Inc.	530,205	0.2
27,598	Sabra Health Care REIT, Inc.	538,437	0.3
134,298	Summit Hotel Properties, Inc.	941,429	0.4
35,374	Tanger Factory Outlet Centers, Inc.	1,396,212	0.6
		13,070,794	6.0
	Utilities: 4.1%
39,589	Avista Corp.	1,619,586	0.7
29,621	Black Hills Corp.	2,203,803	1.0
113,908 (1)	Hawaiian Electric Industries, Inc.	1,541,175	0.7
28,491	NiSource, Inc.	1,354,747	0.6
18,731	Northwest Natural Holding Co.	918,943	0.4
27,492	Portland General Electric Co.	1,424,910	0.7
		9,063,164	4.1
	Total Common Stock (Cost $174,939,746)	212,967,496	97.5

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 2.3%
16,892	iShares Russell 2000 ETF	$5,075,202	2.3
	Total Exchange-Traded Funds (Cost $4,939,627)	5,075,202	2.3
	Total Long-Term Investments (Cost $179,879,373)	218,042,698	99.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.6%
	Repurchase Agreements: 2.8%
1,211,295 (3)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,211,416, collateralized by a U.S. Government Security, 4.125%, Market Value plus accrued interest $1,235,521, due 03/31/29)	1,211,295	0.6
1,308,487 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,308,618, collateralized by various U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $1,334,657, due 08/15/28-07/01/56)	1,308,487	0.6
1,051,847 (3)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,051,952, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,072,884, due 12/17/26-05/15/51)	1,051,847	0.5

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,201,633 (3)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,201,753, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,225,822, due 05/01/31-05/01/56)	$1,201,633	0.5
1,300,824 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $1,300,958, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,323,789, due 01/15/28-02/15/56)	1,300,824	0.6
	Total Repurchase Agreements (Cost $6,074,086)	6,074,086	2.8

	Time Deposits: 0.6%
184,059 (3)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	184,059	0.1
184,059 (3)	DZ Bank AG, 3.610%, 07/01/2026	184,059	0.1
184,059 (3)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	184,059	0.1
184,059 (3)	Mizuho Bank Ltd., 3.620%, 07/01/2026	184,059	0.0
184,059 (3)	Royal Bank of Canada, 3.670%, 07/01/2026	184,059	0.1
184,059 (3)	Societe Generale S.A., 3.630%, 07/01/2026	184,059	0.1
184,059 (3)	Toronto-Dominion Bank, 3.630%, 07/01/2026	184,059	0.1
	Total Time Deposits (Cost $1,288,413)	1,288,413	0.6

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
542,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $542,000)	$542,000	0.2
	Total Short-Term Investments (Cost $7,904,499)	$7,904,499	3.6
	Total Investments in Securities (Cost $187,783,872)	$225,947,197	103.4
	Liabilities in Excess of Other Assets	(7,384,218)	(3.4)
	Net Assets	$218,562,979	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$212,967,496	$—	$—	$212,967,496
Exchange-Traded Funds	5,075,202	—	—	5,075,202
Short-Term Investments	542,000	7,362,499	—	7,904,499
Total Investments, at fair value	$218,584,698	$7,362,499	$—	$225,947,197

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $198,228,677.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$46,610,712
Gross Unrealized Depreciation	(18,892,787)
Net Unrealized Appreciation	$27,717,925

See Accompanying Notes to Financial Statements

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-CAPAPALL (0626)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under item 7. Aggregate amount of $15,629.03 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Intermediate Bond Portfolio

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 8, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 8, 2026